UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

              New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

                             New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end:  August 31

Date of reporting period: August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

August 31, 2016

Annual Report

DBX ETF Trust

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our four comprehensive factor equity ETFs for the period ended August 31, 2016.

Global economic growth faced substantial challenges in the reporting period on account of weak demand growth in the developed world, stagnant international trade, and rising political risks. While Brexit, the UK’s vote to exit the European Union hit the region’s prospects, the US fared slightly better on continued strength in its labor market. Even as a mild recovery in commodity prices helped some export-dependent emerging economies, Asia’s growth was affected by a slowdown in China and weakness in Japan.

In the US, after raising interest rates in December 2015, for the first time in nearly a decade the Federal Reserve struggled to raise interest rates further in 2016 as business investment remained sluggish. Nonetheless, US economic performance, underpinned by strong consumer spending and low unemployment, was better than those of other developed economies. In fact, US equities climbed to a record high and yields on risky assets fell to a low, reflecting the country’s economic prospects and perceived safety.

On the other side of the Atlantic, Europe’s weakness prompted the European Central Bank (ECB) to cut interest rates into negative territory and ramp up the asset purchasing program. Persistently low inflation and fears over bad debt in Italy’s financial sector kept the sentiment muted in Europe. Brexit only added to Europe’s woes. As a result, while the ECB’s support helped lower yields of risky assets and the peripheral sovereigns, equity markets suffered substantial outflows. Meanwhile, the Bank of England also cut interest rates to cushion the effects of Brexit, which introduced volatility in the GBP and the UK’s financial markets.

Britain’s economic anxiety was felt as far as Japan, where, despite negative interest rates, the JPY strengthened, hurting exporters. After three years of monetary stimulus, Japan has struggled to revive investment and spending in its economy. Elsewhere in Asia, emerging markets continued to benefit from a delay in interest rate hikes by the Federal Reserve. Emerging market asset classes, in particular sovereign debt, enjoyed strong inflows as investors facing low yields in the developed world went hunting for higher yields.

Despite a number of challenges, the world economy proved resilient especially with financial markets shrugging off political risks such as Brexit. However, the weak banking sector in Europe, bad debt in China, and financial tightening in the US may pose challenges to the world economy.

In such volatile markets, diversifying factors may be a better positioning than pursuing a single-factor approach. While multi-factor products may not be able to shield investors entirely from market turbulence, exposure to factors providing positive diversification is a prudent strategy in navigating such uncertain times.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex N. Depetris

Alex N. Depetris

Chairman, President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

This Page is Intentionally Left Blank

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers FTSE Developed Ex US Comprehensive Factor ETF

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (“DEEF”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (“DEEF Index”). The DEEF index is designed to provide exposure to developed international equities based on five factors — value, momentum, quality, low volatility and size. In the period between its inception on November 24, 2015 and the reporting period ended August 31, 2016, DEEF returned 3.21% compared with the DEEF Index return of 3.98%.

Australia and Canada were the key regions that contributed positively to DEEF Index performance, whereas Britain and Japan contributed negatively. Consumer Staples and Industrials were the key sectors that contributed positively to DEEF, whereas Consumer Discretionary and Financials contributed negatively.

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (“DEMG”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (“DEMG Index”). The DEMG index is designed to provide core exposure to emerging market equities based on five factors — value, momentum, quality, low volatility and size. In the period between its inception on April 19, 2016 and the reporting period ended August 31, 2016, DEMG returned 3.16% compared with the DEMG Index return of 4.46%.

Brazil, Taiwan, India and China were the key regions that contributed positively to DEMG Index performance, whereas South Africa, Turkey and Poland contributed negatively. All sectors contributed positively to the performance of DEMG; Information Technology, Consumer Staples and Utilities were the largest contributors of positive performance.

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (“DEUS”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (“DEUS Index”). The DEUS index is designed to provide exposure to domestic equities based on five factors — value, momentum, quality, low volatility and size. In the period between its inception on November 24, 2015 and the reporting period ended August 31, 2016, DEUS returned 8.06%, compared with the DEUS Index return of 8.26%.

Utilities, Industrials and Information Technology were the key sectors that contributed positively to DEUS Index performance, whereas Energy was the main contributor to negative performance.

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (“DESC”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (“DESC Index”). The DESC index is designed to provide transparent, cost-efficient exposure to small-cap domestic equities based on five factors — value, momentum, quality, low volatility and size. In the period between its inception on June 28, 2016 and the reporting period ended August 31, 2016, DESC returned 11.28%, compared with the DESC Index return of 11.33%.

Financials, Industrials and Consumer Discretionary were the key sectors that contributed positively to DESC Index performance, whereas Utilities and Telecommunication Services contributed negatively.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-cap equity securities from developed markets (except the United States). The Underlying Index consists of issuers from the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Performance as of 8/31/16

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
Since Inception[1]	3.21%	3.61%	3.98%	0.59%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated November 6, 2015, was 0.35%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/16

Industrials	21.0%
Consumer Discretionary	13.7%
Real Estate	12.7%
Consumer Staples	12.0%
Materials	9.7%
Financials	8.2%
Utilities	7.0%
Health Care	5.4%
Information Technology	4.4%
Telecommunication Services	3.6%
Energy	2.3%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/16 (7.4% of Net Assets)

Description	% of Net Assets
Link REIT (Hong Kong)	1.1%
SNC-Lavalin Group, Inc. (Canada)	0.9%
Koninklijke Ahold Delhaize NV (Netherlands)	0.8%
Scentre Group (Australia)	0.8%
Goodman Group (Australia)	0.7%
Westfield Corp. (Australia)	0.7%
Segro PLC (United Kingdom)	0.6%
Daito Trust Construction Co. Ltd. (Japan)	0.6%
Land Securities Group PLC (United Kingdom)	0.6%
Metro, Inc. (Canada)	0.6%

Country Diversification* as of 8/31/16

Japan	24.8%
United Kingdom	15.6%
Australia	11.0%
Canada	7.8%
Hong Kong	4.8%
France	4.5%
Switzerland	4.2%
South Korea	3.8%
Sweden	3.3%
Germany	3.1%
Singapore	2.9%
Other	14.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”).The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Performance as of 8/31/16

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
Since Inception[1]	3.16%	3.36%	4.46%	7.53%

1 Total returns are calculated based on the commencement of operations, 4/19/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated November 6, 2015, was 0.50%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/19/16.

Sector Diversification* as of 8/31/16

Consumer Staples	15.6%
Industrials	13.2%
Financials	12.2%
Utilities	9.9%
Consumer Discretionary	9.6%
Materials	9.0%
Information Technology	8.9%
Real Estate	7.5%
Energy	7.1%
Telecommunication Services	4.9%
Health Care	2.1%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/16 (9.0% of Net Assets)

Description	% of Net Assets
SPAR Group Ltd. (South Africa)	1.2%
Brait SE (Malta)	1.1%
Lite-On Technology Corp. (Taiwan)	1.1%
Pick n Pay Stores Ltd. (South Africa)	1.0%
Hyprop Investments Ltd. (South Africa)	0.9%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Brazil)	0.9%
Fuyao Glass Industry Group Co. Ltd. (China)	0.7%
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	0.7%
Resilient REIT Ltd. (South Africa)	0.7%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)	0.7%

Country Diversification* as of 8/31/16

South Africa	15.0%
Taiwan	13.8%
China	12.8%
Brazil	11.1%
Mexico	8.8%
Malaysia	7.2%
Russia	4.6%
Hong Kong	4.4%
Thailand	4.2%
Chile	3.2%
Poland	2.7%
Turkey	2.7%
Philippines	2.3%
Other	7.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/16

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
Since Inception[1]	8.06%	8.14%	8.26%	5.71%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated November 6, 2015, was 0.25%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/16

Consumer Discretionary	16.6%
Industrials	16.6%
Financials	13.6%
Information Technology	12.6%
Utilities	8.8%
Consumer Staples	8.7%
Health Care	8.3%
Real Estate	7.1%
Materials	6.1%
Telecommunication Services	0.8%
Energy	0.8%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/16 (6.6% of Net Assets)

Description	% of Net Assets
Tyson Foods, Inc.	1.1%
Genuine Parts Co.	0.8%
Progressive Corp.	0.7%
Omnicom Group, Inc.	0.7%
Motorola Solutions, Inc.	0.6%
Southwest Airlines Co.	0.6%
Huntington Ingalls Industries, Inc.	0.6%
Ross Stores, Inc.	0.5%
C.H. Robinson Worldwide, Inc.	0.5%
Henry Schein, Inc.	0.5%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/16

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
Since Inception[1]	11.28%	11.28%	11.33%	14.09%

1 Total returns are calculated based on the commencement of operations, 6/28/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated June 21, 2016, was 0.30%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/28/16.

Sector Diversification* as of 8/31/16

Financials	29.7%
Industrials	17.9%
Consumer Discretionary	15.5%
Information Technology	9.5%
Real Estate	7.0%
Health Care	6.3%
Materials	4.4%
Utilities	3.6%
Consumer Staples	3.5%
Telecommunication Services	1.5%
Energy	1.1%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/16 (3.0% of Net Assets)

Description	% of Net Assets
Superior Industries International, Inc.	0.3%
Core-Mark Holding Co., Inc.	0.3%
Children’s Place, Inc.	0.3%
FNFV Group	0.3%
Innospec, Inc.	0.3%
Viad Corp.	0.3%
Universal Forest Products, Inc.	0.3%
Insteel Industries, Inc.	0.3%
Cash America International, Inc.	0.3%
Global Brass & Copper Holdings, Inc.	0.3%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF
Actual(1)	$1,000.00	$1,105.00	0.35%	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Actual(2)	$1,000.00	$1,031.60	0.50%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Actual(1)	$1,000.00	$1,124.70	0.25%	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Actual(3)	$1,000.00	$1,112.80	0.30%	$0.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

(2) For the period April 19, 2016 (commencement of operations) to August 31, 2016.

(3) For the period June 28, 2016 (commencement of operations) to August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

August 31, 2016

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 11.0%
Adelaide Brighton Ltd.	1,031	$4,068
AGL Energy Ltd.	391	5,451
Amcor Ltd.	868	10,438
AMP Ltd.	145	573
Ansell Ltd.	32	540
APA Group (a)	354	2,458
Aristocrat Leisure Ltd.	49	556
ASX Ltd.	137	5,267
Aurizon Holdings Ltd.	1,803	5,949
AusNet Services	2,186	2,826
Australia & New Zealand Banking Group Ltd.	15	303
Bank of Queensland Ltd.	85	674
Bendigo & Adelaide Bank Ltd.	42	347
BHP Billiton Ltd.	1	15
Boral Ltd.	825	4,098
Brambles Ltd.	475	4,398
Caltex Australia Ltd.	381	9,721
Challenger Ltd.	251	1,734
CIMIC Group Ltd.	111	2,470
Coca-Cola Amatil Ltd.	223	1,639
Cochlear Ltd.	50	5,295
Commonwealth Bank of Australia	2	108
Computershare Ltd.	123	913
Crown Resorts Ltd.	66	651
CSL Ltd.	54	4,387
CSR Ltd.	601	1,558
Dexus Property Group REIT	1,643	12,002
Domino’s Pizza Enterprises Ltd.	17	967
Downer EDI Ltd.	283	1,042
DUET Group (a)	1,625	3,212
DuluxGroup Ltd.	758	3,652
Fairfax Media Ltd.	349	258
Flight Centre Travel Group Ltd.	58	1,606
Goodman Group REIT	3,156	18,003
GPT Group REIT	3,146	12,602
Harvey Norman Holdings Ltd.	438	1,771
Healthscope Ltd.	87	200
Iluka Resources Ltd.	34	168
Incitec Pivot Ltd.	1,072	2,296
Insurance Australia Group Ltd.	725	3,029
IOOF Holdings Ltd. (b)	134	897
LendLease Group (a)	127	1,319
Macquarie Atlas Roads Group (a)	566	2,357
Macquarie Group Ltd.	4	243
Magellan Financial Group Ltd.	59	1,047
Medibank Pvt Ltd.	4,251	8,594
Metcash Ltd.*	1,377	2,266
Mirvac Group REIT	5,425	9,459
Newcrest Mining Ltd.*	58	967
Nufarm Ltd.	117	741
Oil Search Ltd.	328	1,657
Orica Ltd.	39	433
Orora Ltd.	3,824	8,909
OZ Minerals Ltd.	149	716
Perpetual Ltd.	29	1,061

	Number of Shares	Value
Australia (Continued)
Platinum Asset Management Ltd.	186	$752
Qantas Airways Ltd.*	395	962
QBE Insurance Group Ltd.	56	418
Ramsay Health Care Ltd.	29	1,808
REA Group Ltd.	39	1,718
Scentre Group REIT	5,559	20,764
SEEK Ltd.	64	773
Shopping Centres Australasia Property Group REIT	2,574	4,469
Sonic Healthcare Ltd.	323	5,583
Star Entertainment Group Ltd.	900	3,991
Stockland REIT	2,553	9,306
Suncorp Group Ltd.	115	1,099
Sydney Airport (a)	454	2,484
Tabcorp Holdings Ltd.	788	2,943
Tatts Group Ltd.	943	2,700
Telstra Corp. Ltd.	158	625
TPG Telecom Ltd.	158	1,448
Transurban Group (a)	107	922
Treasury Wine Estates Ltd.	215	1,815
Vicinity Centres REIT	1,931	4,804
Wesfarmers Ltd.	216	6,889
Westfield Corp. REIT	2,184	16,775
Westpac Banking Corp.	15	332
Woodside Petroleum Ltd.	115	2,474
Woolworths Ltd.	281	5,007

		278,772

Austria — 0.1%
ANDRITZ AG	12	611
OMV AG	23	644
Telekom Austria AG, Class A*	60	342
voestalpine AG	8	264

		1,861

Belgium — 1.3%
Ackermans & van Haaren NV	20	2,382
Ageas	25	862
bpost SA	159	4,038
Colruyt SA	123	6,741
Groupe Bruxelles Lambert SA	28	2,453
Proximus SADP	185	5,652
Solvay SA	9	986
Telenet Group Holding NV*	9	422
UCB SA	9	738
Umicore SA	157	9,257

		33,531

Canada — 7.8%
Agnico Eagle Mines Ltd.	3	152
Agrium, Inc.	56	5,393
Alimentation Couche-Tard, Inc., Class B	78	4,021
ARC Resources Ltd.	32	558
Bank of Montreal	51	3,381
Bank of Nova Scotia	43	2,288
BCE, Inc.	60	2,802
Brookfield Asset Management, Inc., Class A	64	2,158

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Canada (Continued)
Cameco Corp.	59	$544
Canadian Imperial Bank of Commerce	57	4,522
Canadian National Railway Co.	49	3,147
Canadian Natural Resources Ltd.	113	3,508
Canadian Pacific Railway Ltd.	16	2,449
Canadian Tire Corp. Ltd., Class A	75	7,679
Canadian Utilities Ltd., Class A	215	6,161
Cenovus Energy, Inc.	17	246
CGI Group, Inc., Class A*	117	5,692
CI Financial Corp.	259	5,067
Constellation Software, Inc.	8	3,489
Crescent Point Energy Corp.	35	528
Enbridge, Inc.	11	434
Fairfax Financial Holdings Ltd.	20	11,314
Fortis, Inc.	376	11,821
Franco-Nevada Corp.	14	978
George Weston Ltd.	4	344
Great-West Lifeco, Inc.	23	549
IGM Financial, Inc.	65	1,838
Imperial Oil Ltd.	7	213
Intact Financial Corp.	93	6,747
Inter Pipeline Ltd.	69	1,500
Loblaw Cos. Ltd.	63	3,426
Magna International, Inc.	98	3,945
Manulife Financial Corp.	67	914
Metro, Inc.	418	14,190
National Bank of Canada	109	3,829
Pembina Pipeline Corp.	48	1,444
Potash Corp. of Saskatchewan, Inc.	59	1,068
Power Corp. of Canada	97	2,049
Power Financial Corp.	29	668
RioCan Real Estate Investment Trust REIT	150	3,149
Rogers Communications, Inc., Class B	245	10,487
Royal Bank of Canada	15	932
Saputo, Inc.	274	9,105
Shaw Communications, Inc., Class B	198	3,958
SNC-Lavalin Group, Inc.	511	21,771
Sun Life Financial, Inc.	99	3,122
Suncor Energy, Inc.	185	5,014
TELUS Corp.	94	3,082
Toronto-Dominion Bank	35	1,561
Tourmaline Oil Corp.*	87	2,445
TransCanada Corp.	61	2,765

		198,447

Chile — 0.0%
Antofagasta PLC	49	317

China — 0.1%
AAC Technologies Holdings, Inc.	82	935
China Mengniu Dairy Co. Ltd. (b)	222	421
Want Want China Holdings Ltd. (b)	489	322
Yangzijiang Shipbuilding Holdings Ltd.	3,300	1,853

		3,531

Denmark — 1.0%
Carlsberg A/S, Class B	29	2,714
Chr Hansen Holding A/S	52	3,148

	Number of Shares	Value
Denmark (Continued)
Coloplast A/S, Class B	6	$456
Danske Bank A/S	27	791
DSV A/S	188	9,309
ISS A/S	60	2,426
Jyske Bank A/S	14	671
Novo Nordisk A/S, Class B	14	655
Novozymes A/S, Class B	60	2,598
TDC A/S*	89	491
Tryg A/S	25	498
William Demant Holding A/S*	75	1,565

		25,322

Finland — 1.6%
Elisa OYJ	294	10,327
Fortum OYJ	78	1,202
Kesko OYJ, Class B	63	2,736
Kone OYJ, Class B	112	5,619
Metso OYJ	39	1,090
Neste OYJ	35	1,456
Nokian Renkaat OYJ	68	2,452
Orion OYJ, Class B	172	6,502
Sampo OYJ, Class A	45	1,929
Stora Enso OYJ, Class R	55	485
UPM-Kymmene OYJ	193	3,871
Wartsila OYJ Abp	38	1,561

		39,230

France — 4.5%
Accor SA	12	452
Aeroports de Paris	11	1,133
Air Liquide SA	15	1,643
Airbus Group SE	16	932
Arkema SA	6	535
Atos SE	104	10,217
AXA SA	11	231
BioMerieux	9	1,367
Bollore SA	78	281
Bouygues SA	71	2,248
Bureau Veritas SA	48	1,028
Capgemini SA	7	681
Carrefour SA	21	528
Christian Dior SE	11	1,899
Cie de Saint-Gobain	30	1,314
Cie Generale des Etablissements Michelin	83	8,810
CNP Assurances	1	16
Danone SA	28	2,124
Dassault Systemes	31	2,607
Edenred	30	652
Eiffage SA	19	1,486
Engie SA	27	430
Essilor International SA	9	1,141
Euler Hermes Group	12	990
Eutelsat Communications SA	47	912
Gecina SA REIT	15	2,343
Groupe Eurotunnel SE	60	659
Hermes International	1	422
Iliad SA	5	1,029
Imerys SA	1	70

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
France (Continued)
Ingenico Group SA	7	$753
Ipsen SA	32	2,075
JCDecaux SA	13	446
Kering	2	379
Klepierre REIT	12	561
Lagardere SCA	108	2,630
Legrand SA	71	4,247
L’Oreal SA	6	1,132
LVMH Moet Hennessy Louis Vuitton SE	3	507
Orange SA	150	2,287
Orpea	12	1,040
Pernod Ricard SA	6	688
Publicis Groupe SA	42	3,113
Remy Cointreau SA	5	436
Rexel SA	26	417
Safran SA	20	1,396
Sanofi	2	154
Sartorius Stedim Biotech	6	421
Schneider Electric SE	12	817
SCOR SE	88	2,585
SEB SA	12	1,594
Societe BIC SA	25	3,643
Sodexo SA	27	3,123
Suez	308	4,653
Technip SA	6	354
Teleperformance	17	1,760
Thales SA	76	6,571
TOTAL SA	7	333
Unibail-Rodamco SE REIT	23	6,302
Valeo SA	54	2,790
Veolia Environnement SA	143	3,036
Vinci SA	57	4,316
Vivendi SA	88	1,703
Zodiac Aerospace	15	341

		114,783

Germany — 2.8%
adidas AG	30	4,977
Allianz SE	3	446
Axel Springer SE	38	1,932
BASF SE	10	812
Bayer AG	1	107
Beiersdorf AG	18	1,672
Brenntag AG	27	1,467
Deutsche Boerse AG	9	718
Deutsche Lufthansa AG	134	1,559
Deutsche Post AG	109	3,448
Deutsche Telekom AG	51	850
Deutsche Wohnen AG	228	8,558
E.ON SE	105	966
Evonik Industries AG	45	1,510
Fielmann AG	13	1,015
Fraport AG Frankfurt Airport Services Worldwide	13	724
Fresenius Medical Care AG & Co. KGaA	13	1,149
Fresenius SE & Co. KGaA	36	2,623
FUCHS PETROLUB SE	29	1,215

	Number of Shares	Value
Germany (Continued)
GEA Group AG	46	$2,465
Hannover Rueck SE	15	1,530
HeidelbergCement AG	10	927
Henkel AG & Co. KGaA	14	1,569
HOCHTIEF AG	40	5,370
HUGO BOSS AG	6	366
Infineon Technologies AG	80	1,345
K+S AG (b)	9	188
KION Group AG	59	3,356
LANXESS AG	10	533
LEG Immobilien AG*	11	1,072
Linde AG	6	1,026
MAN SE	3	312
Merck KGaA	10	1,051
METRO AG	15	444
MTU Aero Engines AG	25	2,538
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	1,263
OSRAM Licht AG	28	1,464
ProSiebenSat.1 Media SE	45	1,933
Rational AG	2	982
SAP SE	4	351
Siemens AG	11	1,312
Suedzucker AG	39	1,017
Symrise AG	4	294
Talanx AG	4	117
thyssenkrupp AG	18	419
TUI AG	126	1,754
Vonovia SE	7	272
Wirecard AG	24	1,186

		72,204

Hong Kong — 4.8%
AIA Group Ltd.	60	379
ASM Pacific Technology Ltd.	113	880
Bank of East Asia Ltd.	125	505
BOC Hong Kong Holdings Ltd.	94	329
Cafe de Coral Holdings Ltd.	274	959
Cathay Pacific Airways Ltd.	266	383
Champion REIT	2,888	1,843
Cheung Kong Infrastructure Holdings Ltd.	327	2,747
Cheung Kong Property Holdings Ltd.	761	5,347
China Travel International Investment Hong Kong Ltd.	1,140	335
CK Hutchison Holdings Ltd.	265	3,406
CLP Holdings Ltd.	666	6,830
Dah Sing Banking Group Ltd.	113	208
Dah Sing Financial Holdings Ltd.	31	209
First Pacific Co. Ltd.	920	689
Great Eagle Holdings Ltd.	45	203
Hang Lung Group Ltd.	1	4
Hang Lung Properties Ltd.	90	205
Hang Seng Bank Ltd.	19	333
Henderson Land Development Co. Ltd.	276	1,614
Hong Kong and China Gas Co. Ltd.	1,115	2,127
Hong Kong Exchanges and Clearing Ltd.	16	391
Hongkong Land Holdings Ltd.	200	1,298

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Hong Kong (Continued)
Hopewell Highway Infrastructure Ltd.	3,460	$2,016
Hopewell Holdings Ltd.	767	2,704
Hutchison Telecommunications Hong Kong Holdings Ltd.	894	309
Hysan Development Co. Ltd.	1,147	5,538
Johnson Electric Holdings Ltd.	511	1,367
Kerry Logistics Network Ltd.	607	847
Kerry Properties Ltd.	515	1,497
Li & Fung Ltd.	1,489	766
Lifestyle China Group Ltd.*	130	36
Lifestyle International Holdings Ltd.	130	196
Link REIT	3,862	28,081
MTR Corp. Ltd.	422	2,307
New World Development Co. Ltd.	1,394	1,749
NWS Holdings Ltd.	1,979	3,536
PCCW Ltd.	2,360	1,497
Power Assets Holdings Ltd.	1,225	11,718
Shangri-La Asia Ltd.	65	70
Shun Tak Holdings Ltd.	1,138	376
Sino Land Co. Ltd.	3,187	5,456
Sun Art Retail Group Ltd.	845	544
Sun Hung Kai Properties Ltd.	108	1,520
Swire Pacific Ltd., Class A	239	2,641
Swire Properties Ltd.	176	496
Techtronic Industries Co. Ltd.	324	1,314
Television Broadcasts Ltd.	133	475
Texwinca Holdings Ltd.	1,581	1,129
VTech Holdings Ltd.	227	2,534
WH Group Ltd., 144A	975	767
Wharf Holdings Ltd.	482	3,405
Wheelock & Co. Ltd.	407	2,330
Yue Yuen Industrial Holdings Ltd.	959	4,080

		122,525

Ireland — 1.1%
CRH PLC	18	605
DCC PLC	26	2,360
Experian PLC	395	7,832
Glanbia PLC	54	1,027
James Hardie Industries PLC CDI	381	6,211
Kerry Group PLC, Class A	43	3,648
Paddy Power Betfair PLC	18	2,159
Ryanair Holdings PLC	47	628
Smurfit Kappa Group PLC	85	2,092

		26,562

Israel — 1.4%
Airport City Ltd.*	12	131
Alony Hetz Properties & Investments Ltd. REIT	66	601
Amot Investments Ltd.	150	671
Azrieli Group Ltd.	22	960
Bank Hapoalim BM	529	2,833
Bank Leumi Le-Israel BM*	745	2,785
Bezeq The Israeli Telecommunication Corp. Ltd.	3,600	7,214
Delek Automotive Systems Ltd.	56	488
Elbit Systems Ltd.	31	3,009

	Number of Shares	Value
Israel (Continued)
First International Bank of Israel Ltd.	8	$100
Frutarom Industries Ltd.	33	1,739
Israel Chemicals Ltd.	56	237
Israel Discount Bank Ltd., Class A*	850	1,532
Melisron Ltd.	19	806
Mizrahi Tefahot Bank Ltd.	100	1,204
Nice Ltd.	44	3,000
Oil Refineries Ltd.*	3,452	1,278
Paz Oil Co. Ltd.	24	3,902
Shikun & Binui Ltd.	206	356
Strauss Group Ltd.	105	1,666
Teva Pharmaceutical Industries Ltd.	22	1,115

		35,627

Italy — 0.7%
Atlantia SpA	28	719
Davide Campari-Milano SpA	63	685
Enel SpA	518	2,284
Eni SpA	73	1,101
Ferrari NV	45	2,165
FinecoBank Banca Fineco SpA	16	97
Luxottica Group SpA	8	385
Parmalat SpA	513	1,340
Prysmian SpA	142	3,498
Recordati SpA	61	1,843
Snam SpA	675	3,736
Telecom Italia SpA*	259	235
Telecom Italia SpA-RSP*	82	60
Terna Rete Elettrica Nazionale SpA	113	583

		18,731

Japan — 24.8%
Aeon Co. Ltd.	600	8,252
AEON Financial Service Co. Ltd.	100	1,842
Aeon Mall Co. Ltd.	100	1,408
Aisin Seiki Co. Ltd.	200	9,446
Alfresa Holdings Corp.	300	5,601
Amada Holdings Co. Ltd.	100	1,046
Asahi Group Holdings Ltd.	100	3,274
Asics Corp.	100	2,027
ASKUL Corp.	100	3,601
Astellas Pharma, Inc.	200	3,056
Autobacs Seven Co. Ltd.	200	2,771
Azbil Corp.	100	2,929
Bandai Namco Holdings, Inc.	200	5,464
Benesse Holdings, Inc.	100	2,307
Bic Camera, Inc.	100	789
Bridgestone Corp.	100	3,437
Brother Industries Ltd.	100	1,678
Calbee, Inc.	100	3,630
Canon Marketing Japan, Inc.	100	1,755
Canon, Inc.	100	2,866
Casio Computer Co. Ltd.	100	1,412
Chubu Electric Power Co., Inc.	400	5,410
Chugai Pharmaceutical Co. Ltd.	100	3,137
Chugoku Electric Power Co., Inc.	200	2,401
Citizen Holdings Co. Ltd.	100	553
Coca-Cola East Japan Co. Ltd.	100	1,760

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Japan (Continued)
Coca-Cola West Co. Ltd.	200	$4,534
COMSYS Holdings Corp.	400	7,560
Cosmo Energy Holdings Co. Ltd.	100	1,044
Daicel Corp.	300	3,826
Dai-ichi Life Insurance Co. Ltd.	100	1,392
Daiichi Sankyo Co. Ltd.	200	4,591
Daito Trust Construction Co. Ltd.	100	14,729
Daiwa House Industry Co. Ltd.	100	2,583
Denka Co. Ltd.	1,000	4,225
DIC Corp.	100	3,041
Electric Power Development Co. Ltd.	100	2,442
FamilyMart Co. Ltd.	169	12,107
Fuji Electric Co. Ltd.	1,000	4,563
Glory Ltd.	100	3,205
H2O Retailing Corp.	100	1,361
Hakuhodo DY Holdings, Inc.	300	3,260
Hamamatsu Photonics KK	100	3,147
Hankyu Hanshin Holdings, Inc.	200	6,458
Heiwa Corp.	100	2,145
Hitachi Chemical Co. Ltd.	100	2,156
Hitachi Construction Machinery Co. Ltd.	100	1,874
Hitachi Transport System Ltd.	200	3,915
Hokkaido Electric Power Co., Inc.	100	811
Hokuriku Electric Power Co.	100	1,195
Honda Motor Co. Ltd.	100	3,065
House Foods Group, Inc.	100	2,152
Hoya Corp.	100	3,876
Idemitsu Kosan Co. Ltd.	100	1,824
Iida Group Holdings Co. Ltd.	100	1,874
Isetan Mitsukoshi Holdings Ltd.	100	911
Isuzu Motors Ltd.	100	1,151
Ito En Ltd.	100	3,007
ITOCHU Corp.	500	5,902
Itochu Techno-Solutions Corp.	100	2,441
J. Front Retailing Co. Ltd.	100	1,129
Japan Airlines Co. Ltd.	100	3,042
Japan Tobacco, Inc.	100	3,875
JSR Corp.	200	2,925
JTEKT Corp.	100	1,555
JX Holdings, Inc.	1,200	4,489
Kagome Co. Ltd.	100	2,275
Kandenko Co. Ltd.	1,000	8,904
Kansai Electric Power Co., Inc.*	100	857
Kansai Paint Co. Ltd.	100	2,203
Kao Corp.	100	5,198
KDDI Corp.	100	2,935
Kewpie Corp.	100	2,749
Kinden Corp.	300	3,286
Kintetsu Group Holdings Co. Ltd.	1,000	3,809
Kirin Holdings Co. Ltd.	200	3,261
Kissei Pharmaceutical Co. Ltd.	100	2,407
Koito Manufacturing Co. Ltd.	100	4,761
Komatsu Ltd.	100	2,186
Komeri Co. Ltd.	100	2,320
Konami Holdings Corp.	100	3,534
Konica Minolta, Inc.	200	1,802
Kuraray Co. Ltd.	500	7,145

	Number of Shares	Value
Japan (Continued)
Kurita Water Industries Ltd.	100	$2,281
Kyocera Corp.	100	4,753
Kyushu Financial Group, Inc.	100	593
Lintec Corp.	100	1,878
LIXIL Group Corp.	200	4,035
M3, Inc.	100	2,992
Makita Corp.	100	7,183
Marubeni Corp.	800	3,989
Marui Group Co. Ltd.	100	1,219
Maruichi Steel Tube Ltd.	100	3,451
Matsumotokiyoshi Holdings Co. Ltd.	100	4,404
Medipal Holdings Corp.	400	6,327
MISUMI Group, Inc.	200	3,492
Mitsubishi Chemical Holdings Corp.	400	2,524
Mitsubishi Corp.	100	2,084
Mitsubishi Materials Corp.	1,000	2,823
Mitsubishi Motors Corp.	100	457
Mitsubishi Shokuhin Co. Ltd.	100	2,858
Mitsubishi Tanabe Pharma Corp.	100	1,856
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	469
Mitsui & Co. Ltd.	300	3,994
Mizuho Financial Group, Inc.	200	347
Nagase & Co. Ltd.	100	1,110
NHK Spring Co. Ltd.	100	942
Nikon Corp.	100	1,469
Nippon Express Co. Ltd.	1,000	4,737
Nippon Paint Holdings Co. Ltd.	100	3,582
Nippon Paper Industries Co. Ltd.	100	1,853
Nippon Shokubai Co. Ltd.	100	6,139
Nippon Steel & Sumitomo Metal Corp.	100	2,123
Nippon Television Holdings, Inc.	100	1,615
Nippon Yusen KK	1,000	1,818
Nissan Chemical Industries Ltd.	100	3,074
Nissan Motor Co. Ltd.	100	981
Nissan Shatai Co. Ltd.	100	910
Nisshin Seifun Group, Inc.	300	4,243
Nisshinbo Holdings, Inc.	100	1,017
Nomura Real Estate Holdings, Inc.	100	1,630
Nomura Research Institute Ltd.	100	3,384
NS Solutions Corp.	100	1,730
NSK Ltd.	100	1,031
NTT DOCOMO, Inc.	100	2,517
Obayashi Corp.	600	5,540
Oji Holdings Corp.	1,000	4,022
Omron Corp.	100	3,393
ORIX Corp.	100	1,438
Osaka Gas Co. Ltd.	2,000	7,875
OSG Corp.	100	1,856
Otsuka Holdings Co. Ltd.	100	4,334
Panasonic Corp.	100	1,026
Park24 Co. Ltd.	100	2,925
Pigeon Corp.	100	2,662
Recruit Holdings Co. Ltd.	100	3,804
Resona Holdings, Inc.	200	915
Ricoh Co. Ltd.	100	902
Rohto Pharmaceutical Co. Ltd.	100	1,567
Sanwa Holdings Corp.	200	1,775

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Japan (Continued)
Secom Co. Ltd.	100	$7,591
Sega Sammy Holdings, Inc.	100	1,366
Seibu Holdings, Inc.	100	1,643
Seino Holdings Co. Ltd.	200	2,096
Sekisui Chemical Co. Ltd.	300	4,194
Sekisui House Ltd.	200	3,221
Seven & i Holdings Co. Ltd.	100	4,216
Seven Bank Ltd.	200	708
Shikoku Electric Power Co., Inc.	100	953
Shimachu Co. Ltd.	100	2,234
Shin-Etsu Chemical Co. Ltd.	100	7,342
Shiseido Co. Ltd.	100	2,515
Showa Denko KK	200	2,477
Showa Shell Sekiyu KK	100	853
Skylark Co. Ltd.	100	1,243
Sohgo Security Services Co. Ltd.	100	4,998
Sojitz Corp.	700	1,678
Sony Corp.	100	3,215
Sony Financial Holdings, Inc.	100	1,374
Sotetsu Holdings, Inc.	1,000	5,008
Stanley Electric Co. Ltd.	100	2,555
Sugi Holdings Co. Ltd.	100	4,902
Sumitomo Corp.	100	1,085
Sumitomo Electric Industries Ltd.	100	1,483
Sumitomo Forestry Co. Ltd.	200	2,707
Sumitomo Osaka Cement Co. Ltd.	1,000	4,525
Sumitomo Rubber Industries Ltd.	100	1,483
Suruga Bank Ltd.	100	2,379
Suzuken Co. Ltd.	200	5,799
Suzuki Motor Corp.	100	3,315
T&D Holdings, Inc.	100	1,141
Taiheiyo Cement Corp.	1,000	3,036
Takeda Pharmaceutical Co. Ltd.	100	4,409
Teijin Ltd.	1,000	3,732
Temp Holdings Co. Ltd.	100	1,596
Terumo Corp.	200	7,783
Tobu Railway Co. Ltd.	1,000	4,853
Toho Co. Ltd.	100	2,915
Toho Gas Co. Ltd.	1,000	8,498
Tokai Rika Co. Ltd.	100	1,977
Tokyo Broadcasting System Holdings, Inc.	100	1,374
Tokyo Gas Co. Ltd.	1,000	4,288
Toppan Forms Co. Ltd.	200	2,108
TOTO Ltd.	100	3,799
Toyo Seikan Group Holdings Ltd.	200	3,709
Toyo Suisan Kaisha Ltd.	100	4,094
Toyobo Co. Ltd.	1,000	1,586
Toyoda Gosei Co. Ltd.	100	2,303
Toyota Industries Corp.	100	4,786
Ube Industries Ltd.	2,000	3,635
Unicharm Corp.	100	2,430
Ushio, Inc.	100	1,113
USS Co. Ltd.	100	1,599
West Japan Railway Co.	100	5,725
Yahoo Japan Corp.	100	408
Yakult Honsha Co. Ltd.	100	4,413
Yamada Denki Co. Ltd.	200	936

	Number of Shares	Value
Japan (Continued)
Yamaha Corp.	200	$6,487
Yamato Holdings Co. Ltd.	200	4,721
Yamato Kogyo Co. Ltd.	100	3,060
Yaskawa Electric Corp.	100	1,473
Yokogawa Electric Corp.	100	1,281

		629,240

Jersey Island — 0.1%
Randgold Resources Ltd.	22	2,060

Jordan — 0.0%
Hikma Pharmaceuticals PLC	32	897

Luxembourg — 0.1%
L’Occitane International SA	213	454
RTL Group SA	10	840
SES SA	21	482
Tenaris SA	17	233

		2,009

Netherlands — 1.9%
Akzo Nobel NV	50	3,374
ASML Holding NV	11	1,168
Boskalis Westminster	49	1,749
Gemalto NV	8	556
GrandVision NV, 144A	17	481
Heineken Holding NV	30	2,408
Heineken NV	13	1,160
Koninklijke Ahold Delhaize NV	891	21,301
Koninklijke DSM NV	37	2,575
Koninklijke KPN NV	211	688
Koninklijke Philips NV	66	1,914
Koninklijke Vopak NV	24	1,215
NN Group NV	58	1,723
QIAGEN NV*	15	397
Randstad Holding NV	39	1,836
Wolters Kluwer NV	113	4,735

		47,280

New Zealand — 1.9%
Air New Zealand Ltd.	1,133	1,858
Auckland International Airport Ltd.	743	4,043
Contact Energy Ltd.	1,045	3,942
Fisher & Paykel Healthcare Corp. Ltd.	783	5,493
Fletcher Building Ltd.	557	4,284
Kiwi Property Group Ltd.	2,991	3,363
Mercury NZ Ltd.	425	977
Meridian Energy Ltd.	1,019	2,144
Ryman Healthcare Ltd.	716	4,987
SKY Network Television Ltd.	566	1,996
SKYCITY Entertainment Group Ltd.	778	2,828
Spark New Zealand Ltd.	4,053	11,188
Vector Ltd.	428	1,071
Warehouse Group Ltd.	318	667

		48,841

Norway — 0.5%
DNB ASA	32	389
Gjensidige Forsikring ASA	20	343

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Norway (Continued)
Marine Harvest ASA*	64	$988
Norsk Hydro ASA	315	1,338
Orkla ASA	533	4,876
Statoil ASA	8	126
Telenor ASA	122	2,128
Yara International ASA	92	3,262

		13,450

Portugal — 0.3%
EDP — Energias de Portugal SA	1,266	4,237
Galp Energia SGPS SA	116	1,683
Jeronimo Martins SGPS SA	95	1,531

		7,451

Singapore — 2.9%
Ascendas Real Estate Investment Trust REIT	2,200	3,955
CapitaLand Commercial Trust REIT	1,900	2,154
CapitaLand Ltd.	700	1,577
CapitaLand Mall Trust REIT	3,700	5,864
City Developments Ltd.	300	1,869
ComfortDelGro Corp. Ltd.	3,400	7,060
DBS Group Holdings Ltd.	100	1,100
Frasers Centrepoint Ltd.	800	886
Genting Singapore PLC	1,100	581
Global Logistic Properties Ltd.	300	400
Golden Agri-Resources Ltd.	4,500	1,189
Hutchison Port Holdings Trust, Class U	2,200	946
Keppel Corp. Ltd.	400	1,520
M1 Ltd.	200	392
Olam International Ltd.	400	610
Oversea-Chinese Banking Corp. Ltd.	100	630
SATS Ltd.	2,300	7,949
Sembcorp Industries Ltd.	100	200
SIA Engineering Co. Ltd.	400	1,121
Singapore Airlines Ltd.	400	3,082
Singapore Exchange Ltd.	1,000	5,547
Singapore Post Ltd.	300	300
Singapore Press Holdings Ltd. (b)	900	2,490
Singapore Technologies Engineering Ltd.	900	2,133
Singapore Telecommunications Ltd.	700	2,065
SMRT Corp. Ltd.	500	604
StarHub Ltd.	900	2,417
Suntec Real Estate Investment Trust REIT	2,400	2,950
UOL Group Ltd.	600	2,448
Venture Corp. Ltd.	900	6,075
Wilmar International Ltd.	1,500	3,390
Wing Tai Holdings Ltd.	500	627
Yanlord Land Group Ltd.	500	462

		74,593

South Africa — 0.3%
Investec PLC	47	277
Mondi PLC	330	6,695

		6,972

South Korea — 3.6%
Amorepacific Corp.	2	692
AMOREPACIFIC Group	4	520

	Number of Shares	Value
South Korea (Continued)
Cheil Worldwide, Inc.	11	$157
CJ CheilJedang Corp.	3	1,048
CJ Corp.	7	1,199
CJ Korea Express Corp.*	1	180
Coway Co. Ltd.	22	1,646
Daewoo Engineering & Construction Co. Ltd.*	54	294
Dongbu Insurance Co. Ltd.	32	1,937
Dongsuh Cos., Inc.	18	498
Doosan Corp.	3	319
E-MART, Inc.	4	565
GS Holdings Corp.	6	266
GS Retail Co. Ltd.	7	296
Hana Financial Group, Inc.	18	473
Hankook Tire Co. Ltd.	111	5,555
Hanon Systems	77	808
Hanwha Corp.	55	1,808
Hanwha Life Insurance Co. Ltd.	60	305
Hite Jinro Co. Ltd.	27	530
Hyosung Corp.	8	947
Hyundai Department Store Co. Ltd.	10	1,126
Hyundai Engineering & Construction Co. Ltd.	16	553
Hyundai Glovis Co. Ltd.	1	165
Hyundai Heavy Industries Co. Ltd.*	6	740
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,516
Hyundai Mobis Co. Ltd.	14	3,271
Hyundai Motor Co.	6	716
Hyundai Steel Co.	27	1,242
Kangwon Land, Inc.	48	1,698
KB Financial Group, Inc.	22	768
KCC Corp.	1	370
KEPCO Plant Service & Engineering Co. Ltd.	12	693
Kia Motors Corp.	148	5,568
Korea Electric Power Corp.	64	3,329
Korea Gas Corp.	12	457
Korea Zinc Co. Ltd.	1	429
KT Corp.	22	623
KT&G Corp.	111	11,647
LG Chem Ltd.	3	728
LG Corp.	30	1,773
LG Display Co. Ltd.	17	458
LG Electronics, Inc.	40	1,847
LG Hausys Ltd.	2	195
LG Household & Health Care Ltd.	3	2,559
LG Uplus Corp.	95	993
Lotte Chilsung Beverage Co. Ltd.	1	1,346
Lotte Confectionery Co. Ltd.	1	152
LOTTE Fine Chemical Co. Ltd.	24	758
Lotte Shopping Co. Ltd.	6	1,092
LS Corp.	8	451
Mando Corp.	3	704
NCSoft Corp.	4	969
NongShim Co. Ltd.	4	1,076
POSCO	26	5,387
Posco Daewoo Corp.	8	164
S-1 Corp.	28	2,587

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
South Korea (Continued)
Samsung Electro-Mechanics Co. Ltd.	14	$668
Samsung Electronics Co. Ltd.	1	1,453
Samsung Fire & Marine Insurance Co. Ltd.	12	2,906
Samsung Life Insurance Co. Ltd.	7	647
Shinhan Financial Group Co. Ltd.	31	1,140
Shinsegae Inc.	3	548
SK Hynix, Inc.	41	1,340
SK Innovation Co. Ltd.	8	1,044
SK Telecom Co. Ltd.	5	980
SKC Co. Ltd.	6	148
S-Oil Corp.	11	697
Woori Bank	38	361
Yuhan Corp.	5	1,294

		91,419

Spain — 1.6%
Abertis Infraestructuras SA	434	6,712
Acciona SA	8	569
ACS Actividades de Construccion y Servicios SA	47	1,330
Aena SA, 144A	16	2,259
Amadeus IT Group SA	82	3,762
Bankinter SA	27	198
Corp. Financiera Alba SA	9	367
Distribuidora Internacional de Alimentacion SA	309	1,884
EDP Renovaveis SA	30	239
Enagas SA	169	4,955
Endesa SA	148	3,010
Ferrovial SA	116	2,282
Gas Natural SDG SA	76	1,566
Grifols SA	57	1,206
Iberdrola SA	420	2,760
Industria de Diseno Textil SA	4	142
Mediaset Espana Comunicacion SA	9	108
Red Electrica Corp. SA	244	5,246
Telefonica SA	60	604
Zardoya Otis SA	76	715

		39,914

Sweden — 3.2%
Alfa Laval AB	194	3,009
Assa Abloy AB, Class B	185	3,741
Atlas Copco AB, Class A	31	878
Atlas Copco AB, Class B	34	873
Boliden AB	76	1,607
Electrolux AB, Series B	98	2,548
Getinge AB, Class B	12	234
Hennes & Mauritz AB, Class B	29	883
Hexagon AB, Class B	39	1,585
Husqvarna AB, Class B	279	2,409
Industrivarden AB, Class A	36	698
Industrivarden AB, Class C	37	673
Investment AB Latour, Class B	51	2,081
Investor AB, Class B	101	3,557
Kinnevik AB, Class B	2	49
Melker Schorling AB	18	1,212
Nordea Bank AB	26	254

	Number of Shares	Value
Sweden (Continued)
Sandvik AB	170	$1,842
Securitas AB, Class B	555	9,636
Skandinaviska Enskilda Banken AB, Class A	29	283
Skanska AB, Class B	503	11,009
SKF AB, Class B	89	1,497
Svenska Cellulosa AB SCA, Class B	238	7,302
Swedbank AB, Class A	12	275
Swedish Match AB	293	10,427
Tele2 AB, Class B	272	2,260
Telefonaktiebolaget LM Ericsson, Class B	177	1,260
Telia Co. AB	489	2,205
Trelleborg AB, Class B	191	3,632
Volvo AB, Class B	418	4,487

		82,406

Switzerland — 4.2%
ABB Ltd.*	181	3,926
Actelion Ltd.*	29	4,832
Adecco Group AG	51	2,938
Aryzta AG*	13	518
Baloise Holding AG	15	1,786
Barry Callebaut AG*	2	2,573
Cie Financiere Richemont SA	15	865
Clariant AG*	91	1,587
Coca-Cola HBC AG*	239	5,240
DKSH Holding AG	35	2,428
EMS-Chemie Holding AG	5	2,664
Galenica AG	2	2,323
GAM Holding AG*	54	525
Geberit AG	21	9,169
Givaudan SA	3	6,207
Helvetia Holding AG	1	500
Kuehne + Nagel International AG	24	3,354
LafargeHolcim Ltd.*	5	265
Lonza Group AG*	19	3,605
Nestle SA	30	2,391
Novartis AG	1	79
Pargesa Holding SA	13	897
Partners Group Holding AG	15	6,885
PSP Swiss Property AG	13	1,246
Roche Holding AG	1	244
Schindler Holding AG	12	2,269
Schindler Holding AG Participation Certificates	20	3,768
SGS SA	2	4,399
Sika AG	1	4,769
Sonova Holding AG	23	3,186
Straumann Holding AG	4	1,553
Sulzer AG	5	476
Swatch Group AG — Bearer	4	1,030
Swatch Group AG — Registered	4	203
Swiss Life Holding AG*	4	1,001
Swiss Prime Site AG*	28	2,465
Swiss Re AG	30	2,534
Swisscom AG	5	2,391
Syngenta AG	6	2,615
UBS Group AG	11	159

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Switzerland (Continued)
Wolseley PLC	91	$5,220
Zurich Insurance Group AG*	2	512

		105,597

United Kingdom — 15.5%
3i Group PLC	1,696	13,650
Aberdeen Asset Management PLC	105	441
Admiral Group PLC	247	6,632
Aggreko PLC	45	601
ARM Holdings PLC	65	1,444
Ashmore Group PLC	323	1,488
Ashtead Group PLC	22	364
Associated British Foods PLC	50	1,991
AstraZeneca PLC	8	514
Auto Trader Group PLC, 144A	45	220
Aviva PLC	49	275
Babcock International Group PLC	2	27
BAE Systems PLC	572	4,034
Barratt Developments PLC	611	3,953
Bellway PLC	166	5,066
Berkeley Group Holdings PLC	332	11,618
Booker Group PLC	2,498	5,761
BP PLC	96	538
British American Tobacco PLC	18	1,114
British Land Co. PLC REIT	1,537	13,346
BT Group PLC	263	1,331
Bunzl PLC	227	7,010
Burberry Group PLC	71	1,213
Capita PLC	224	3,036
Capital & Counties Properties PLC	1,261	4,898
Centrica PLC	2,692	8,201
CNH Industrial NV	102	744
Cobham PLC (b)	76	161
Compass Group PLC	287	5,420
Croda International PLC	113	4,899
Daily Mail & General Trust PLC, Class A	122	1,154
Derwent London PLC REIT	303	10,842
Diageo PLC	29	801
Direct Line Insurance Group PLC	1,689	8,163
Dixons Carphone PLC	38	184
DS Smith PLC	1,221	6,532
easyJet PLC	94	1,360
G4S PLC	488	1,474
GKN PLC	509	2,073
GlaxoSmithKline PLC	48	1,030
Halma PLC	607	8,427
Hammerson PLC REIT	1,227	9,321
Hargreaves Lansdown PLC	55	952
Henderson Group PLC	562	1,755
Howden Joinery Group PLC	810	4,842
IMI PLC	62	858
Imperial Brands PLC	44	2,301
Inchcape PLC	589	5,411
Informa PLC	358	3,322
Inmarsat PLC	252	2,545
InterContinental Hotels Group PLC	125	5,339
International Consolidated Airlines Group SA	198	993

	Number of Shares	Value
United Kingdom (Continued)
Intertek Group PLC	36	$1,646
Intu Properties PLC REIT	956	3,956
ITV PLC	1,080	2,839
J Sainsbury PLC (b)	1,442	4,538
John Wood Group PLC	201	1,833
Johnson Matthey PLC	9	393
Kingfisher PLC	2,128	10,343
Land Securities Group PLC REIT	1,014	14,529
Legal & General Group PLC	280	771
London Stock Exchange Group PLC	10	361
Marks & Spencer Group PLC	823	3,715
Meggitt PLC	208	1,276
Melrose Industries PLC	899	1,743
Merlin Entertainments PLC, 144A	273	1,717
National Grid PLC	297	4,071
Next PLC	80	5,789
Old Mutual PLC	284	722
Pearson PLC	29	329
Pennon Group PLC	325	3,735
Persimmon PLC	447	10,678
Petrofac Ltd.	25	272
Provident Financial PLC	148	5,827
Prudential PLC	24	429
Reckitt Benckiser Group PLC	35	3,371
RELX NV	444	7,863
RELX PLC	376	7,116
Rentokil Initial PLC	1,181	3,308
Rightmove PLC	58	3,114
Rio Tinto Ltd.	58	2,075
Rio Tinto PLC	13	392
Rolls-Royce Holdings PLC*	79	797
Rolls-Royce Holdings PLC, Class C*	5,609	7
Royal Mail PLC	668	4,497
Sage Group PLC	825	7,834
Schroders PLC	23	839
Segro PLC REIT	2,602	15,444
Severn Trent PLC	159	4,958
Sky PLC	68	756
Smith & Nephew PLC	292	4,700
Smiths Group PLC	152	2,670
Sports Direct International PLC*(b)	57	222
SSE PLC	491	9,672
St James’s Place PLC	43	553
Standard Life PLC	41	196
TalkTalk Telecom Group PLC	84	232
Tate & Lyle PLC	52	499
Taylor Wimpey PLC	3,094	6,536
Tesco PLC*	335	730
Travis Perkins PLC	209	4,557
Unilever NV	82	3,755
Unilever PLC	132	6,101
United Utilities Group PLC	365	4,644
Vodafone Group PLC	1,046	3,149
Whitbread PLC	41	2,240
William Hill PLC	693	2,888
Wm Morrison Supermarkets PLC (b)	1,718	4,433
WPP PLC	156	3,588

		394,917

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
United States (c) — 0.3%
Carnival PLC	55	$2,632
Samsonite International SA	279	881
Shire PLC	16	998
Sims Metal Management Ltd.	20	150
Thomson Reuters Corp.	44	1,821

		6,482

TOTAL COMMON STOCKS (Cost $2,443,770)		2,524,971

PREFERRED STOCKS — 0.4%
Germany — 0.2%
FUCHS PETROLUB SE	50	2,271
Henkel AG & Co. KGaA	13	1,703

		3,974

South Korea — 0.2%
Amorepacific Corp.	26	5,130
CJ CheilJedang Corp.	1	182
Hyundai Motor Co. — 2nd Preferred	2	181
LG Electronics, Inc.	4	95

		5,588

	Number of Shares	Value
Spain — 0.0%
Grifols SA, Class B	39	$617

TOTAL PREFERRED STOCKS (Cost $9,789)		10,179

RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Corp.*, expires 09/27/16 (Cost $0)	14	0

SECURITIES LENDING COLLATERAL — 0.5%
Daily Assets Fund “Capital Shares”, 0.48% (d)(e) (Cost $12,827)	12,827	12,827

TOTAL INVESTMENTS — 100.3% (Cost $2,466,386)†		$2,547,977
Other assets and liabilities, net — (0.3%)		(6,746)

NET ASSETS — 100.0%		$2,541,231

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,496,155. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $51,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $190,917 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $139,095.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $12,119, which is 0.5% of net assets.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2016

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,524,971	$—	$—	$2,524,971
Preferred Stocks (f)	10,179	—	—	10,179
Rights	—	—	0	0
Short-Term Investments	12,827	—	—	12,827

TOTAL	$2,547,977	$—	$0	$2,547,977

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

August 31, 2016

	Number of Shares	Value
COMMON STOCKS — 88.4%
Brazil — 8.1%
AES Tiete Energia SA	538	$2,778
Banco do Brasil SA	40	287
Banco Santander Brasil SA	46	323
BB Seguridade Participacoes SA	238	2,145
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	4,096	22,685
BR Malls Participacoes SA*	481	1,836
BRF SA	454	7,560
BTG Pactual Group	48	255
CCR SA	876	4,621
Centrais Eletricas Brasileiras SA*	286	1,993
CETIP SA — Mercados Organizados	1,236	16,703
Cia de Saneamento Basico do Estado de Sao Paulo	814	7,398
Cia Paranaense de Energia	64	423
Cielo SA	310	3,220
Cosan SA Industria e Comercio	373	4,339
CPFL Energia SA	483	3,473
EDP — Energias do Brasil SA	3,526	15,592
Embraer SA	768	3,403
Engie Brasil Energia SA	614	7,405
Equatorial Energia SA	844	13,198
Estacio Participacoes SA	202	1,036
Fibria Celulose SA	88	599
Hypermarcas SA	172	1,388
JBS SA	304	1,175
Klabin SA	48	252
Kroton Educacional SA	56	239
Localiza Rent a Car SA	56	698
Lojas Renner SA	1,634	12,951
M Dias Branco SA	168	6,286
Multiplan Empreendimentos Imobiliarios SA	124	2,236
Multiplus SA	294	3,805
Natura Cosmeticos SA	340	3,276
Porto Seguro SA	378	3,220
Raia Drogasil SA	812	14,986
Smiles SA	70	1,089
Sul America SA	2,058	10,392
TIM Participacoes SA	156	401
TOTVS SA	698	6,475
Transmissora Alianca de Energia Eletrica SA	214	1,535
Ultrapar Participacoes SA	648	14,915
WEG SA	574	2,934

		209,525

Chile — 2.5%
AES Gener SA	5,266	2,113
Aguas Andinas SA, Class A	15,081	9,062
Banco de Credito e Inversiones	81	3,588
Banco Santander Chile	31,250	1,648
Cencosud SA	1,756	5,167
Cia Cervecerias Unidas SA	944	10,006
Colbun SA	14,368	3,023
Empresa Nacional de Electricidad SA	3,442	2,576

	Number of Shares	Value
Chile (Continued)
Empresa Nacional de Telecomunicaciones SA*	348	$3,298
Empresas CMPC SA	786	1,567
Empresas COPEC SA	380	3,338
Endesa Americas SA	3,442	1,542
Enersis Americas SA	19,804	3,291
Enersis Chile SA	19,804	2,125
Itau CorpBanca	294,965	2,545
Latam Airlines Group SA*	376	2,998
SACI Falabella	186	1,329
SONDA SA	2,778	4,978

		64,194

China — 11.8%
3SBio, Inc., 144A*	1,048	1,070
Agile Group Holdings Ltd.	1,118	636
Agricultural Bank of China Ltd., Class H	6,012	2,472
Air China Ltd., Class H	2,066	1,529
Aluminum Corp. of China Ltd., Class H*	3,064	1,150
Anhui Conch Cement Co. Ltd., Class H	1,032	2,900
Anhui Expressway Co. Ltd., Class H	4,344	3,573
Anhui Gujing Distillery Co. Ltd., Class B	600	2,318
ANTA Sports Products Ltd.	488	1,321
BAIC Motor Corp. Ltd., Class H, 144A	208	212
Beijing Capital International Airport Co. Ltd., Class H	1,846	2,082
Beijing Jingneng Clean Energy Co. Ltd., Class H	782	237
Belle International Holdings Ltd.	5,714	3,713
Bengang Steel Plates Co. Ltd., Class B*	5,900	1,947
BOE Technology Group Co. Ltd., Class B	1,700	452
China BlueChemical Ltd., Class H	1,890	361
China Coal Energy Co. Ltd., Class H*	982	470
China Communications Construction Co. Ltd., Class H	4,404	4,803
China Communications Services Corp. Ltd., Class H	7,146	4,201
China Conch Venture Holdings Ltd.	2,196	4,224
China COSCO Holdings Co. Ltd., Class H*	712	237
China Dongxiang Group Co. Ltd.	5,808	1,168
China Eastern Airlines Corp. Ltd., Class H*	1,012	526
China Energy Engineering Corp. Ltd.	8,276	1,270
China Everbright Bank Co. Ltd., Class H	4,088	1,934
China Evergrande Group	336	232
China Hongqiao Group Ltd.	2,478	2,128
China Huarong Asset Management Co. Ltd., 144A*	514	203
China Huishan Dairy Holdings Co. Ltd.	2,913	1,119
China International Marine Containers Group Co. Ltd., Class H	416	506
China Longyuan Power Group Corp. Ltd., Class H	466	392
China Machinery Engineering Corp., Class H	702	427
China Medical System Holdings Ltd.	1,328	2,226
China Merchants Bank Co. Ltd., Class H	690	1,679

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class H	1,840	$1,978
China Molybdenum Co. Ltd., Class H	2,274	501
China Oilfield Services Ltd., Class H	700	550
China Pacific Insurance Group Co. Ltd., Class H	286	1,007
China Petroleum & Chemical Corp., Class H	14,274	10,360
China Railway Construction Corp. Ltd., Class H	850	1,040
China Railway Group Ltd., Class H	2,808	2,082
China Railway Signal & Communication Corp. Ltd., Class H, 144A	1,980	1,478
China Reinsurance Group Corp., Class H	2,420	555
China Shenhua Energy Co. Ltd., Class H	4,112	7,390
China Shipping Development Co. Ltd., Class H	400	212
China Southern Airlines Co. Ltd., Class H	1,122	665
China Telecom Corp. Ltd., Class H	524	271
China Vanke Co. Ltd., Class H	3,432	8,805
China Zhongwang Holdings Ltd.	7,960	3,817
Chongqing Changan Automobile Co. Ltd., Class B	800	1,217
Chongqing Rural Commercial Bank Co. Ltd., Class H	558	324
CNOOC Ltd.	1,386	1,703
Country Garden Holdings Co. Ltd.	5,534	2,811
CSG Holding Co. Ltd., Class B	1,900	1,666
CSPC Pharmaceutical Group Ltd.	3,292	3,196
Dali Foods Group Co. Ltd., 144A	3,281	1,827
Dalian Port PDA Co. Ltd., Class H	1,458	278
Datang International Power Generation Co. Ltd., Class H	4,364	1,142
Dazhong Transportation Group Co. Ltd., Class B	1,800	1,368
Dongfeng Motor Group Co. Ltd., Class H	994	1,062
ENN Energy Holdings Ltd.	1,642	9,198
Foshan Electrical and Lighting Co. Ltd., Class B	1,500	1,292
Fosun International Ltd.	406	562
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	6,868	18,063
Geely Automobile Holdings Ltd.	1,276	1,023
GF Securities Co. Ltd., Class H	5,720	12,462
Golden Eagle Retail Group Ltd.	899	1,117
GOME Electrical Appliances Holding Ltd. (a)	3,626	430
Guangdong Electric Power Development Co. Ltd., Class B	12,600	5,685
Guangshen Railway Co. Ltd., Class H	9,062	4,907
Guangzhou Automobile Group Co. Ltd., Class H	4,988	6,868
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H*	208	529
Guangzhou R&F Properties Co. Ltd., Class H	304	513
Haitian International Holdings Ltd.	532	1,071

	Number of Shares	Value
China (Continued)
Harbin Electric Co. Ltd., Class H	504	$229
Hengan International Group Co. Ltd.	284	2,404
Huadian Energy Co. Ltd., Class B*	3,200	1,674
Huadian Power International Corp. Ltd., Class H	4,796	2,146
Huaneng Power International, Inc., Class H	8,094	4,925
Huatai Securities Co. Ltd., Class H, 144A	978	2,070
Huishang Bank Corp. Ltd., Class H	1,124	530
Inner Mongolia Yitai Coal Co. Ltd., Class B	300	239
Jiangling Motors Corp. Ltd., Class B	300	709
Jiangsu Expressway Co. Ltd., Class H	9,802	13,774
Jiangxi Copper Co. Ltd., Class H	1,618	1,869
Jinzhou Port Co. Ltd., Class B	600	322
KWG Property Holding Ltd.	3,442	2,312
Lao Feng Xiang Co. Ltd., Class B	1,300	4,687
Legend Holdings Corp., Class H, 144A	86	208
Longfor Properties Co. Ltd.	3,652	5,885
Luye Pharma Group Ltd.*	198	126
Metallurgical Corp. of China Ltd., Class H	4,358	1,410
New China Life Insurance Co. Ltd., Class H	144	586
People’s Insurance Co. Group of China Ltd., Class H	1,304	525
PetroChina Co. Ltd., Class H	9,994	6,674
PICC Property & Casualty Co. Ltd., Class H	556	919
Qinqin Foodstuffs Group Cayman Co. Ltd.*	56	20
Red Star Macalline Group Corp. Ltd., Class H, 144A	2,912	2,635
Shandong Chenming Paper Holdings Ltd., Class B	2,500	2,156
Shandong Chenming Paper Holdings Ltd., Class H	2,810	2,471
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	358	232
Shanghai Bailian Group Co. Ltd., Class B*	1,700	2,491
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	300	243
Shanghai Electric Group Co. Ltd., Class H*	1,882	831
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	116	336
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	800	2,081
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	500	855
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	400	651
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,140	1,895
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,000	4,392
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	856	2,351
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	700	355
Shengjing Bank Co. Ltd., Class H, 144A	114	125
Shenzhen Chiwan Wharf Holdings Ltd., Class B	1,000	1,578
Shenzhen Expressway Co. Ltd., Class H	11,242	11,884

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
China (Continued)
Shenzhou International Group Holdings Ltd.	588	$3,862
Sichuan Expressway Co. Ltd., Class H	1,268	464
Sino-Ocean Group Holding Ltd.	2,596	1,205
Sinopec Engineering Group Co. Ltd., Class H	11,148	9,241
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,398	1,757
Sinopharm Group Co. Ltd., Class H	206	1,056
Sinotruk Hong Kong Ltd.	2,484	1,217
SOHO China Ltd.	7,910	4,721
Sunac China Holdings Ltd.	360	250
TravelSky Technology Ltd., Class H	584	1,271
Tsingtao Brewery Co. Ltd., Class H	490	1,642
Weichai Power Co. Ltd., Class H	464	586
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	144	209
Yantai Changyu Pioneer Wine Co. Ltd., Class B	700	1,995
Yanzhou Coal Mining Co. Ltd., Class H	346	198
Zhaojin Mining Industry Co. Ltd., Class H (a)	1,024	1,048
Zhejiang Expressway Co. Ltd., Class H	3,276	3,653
Zhuzhou CRRC Times Electric Co. Ltd.	74	394
Zijin Mining Group Co. Ltd., Class H	4,794	1,595
ZTE Corp., Class H	252	340

		303,252

Colombia — 0.8%
Almacenes Exito SA	466	2,303
Cementos Argos SA	480	1,918
Corp. Financiera Colombiana SA	265	3,495
Ecopetrol SA*	2,176	972
Grupo Argos SA	430	2,871
Grupo de Inversiones Suramericana SA	72	942
Interconexion Electrica SA ESP	1,080	3,620
Isagen SA ESP*	2,430	3,369

		19,490

Czech Republic — 0.1%
CEZ AS	114	1,987
Komercni banka as	40	1,351

		3,338

Greece — 0.1%
Hellenic Petroleum SA*	36	154
JUMBO SA	70	853
Motor Oil Hellas Corinth Refineries SA	62	697
OPAP SA	2	17

		1,721

Hong Kong — 4.0%
Beijing Enterprises Holdings Ltd.	282	1,618
Beijing Enterprises Water Group Ltd.	1,282	894
Brilliance China Automotive Holdings Ltd. (a)	372	425
China Agri-Industries Holdings Ltd.*	1,374	485
China Everbright International Ltd.	204	261

	Number of Shares	Value
Hong Kong (Continued)
China Everbright Ltd.	166	$345
China Foods Ltd.	634	286
China Gas Holdings Ltd.	518	880
China Jinmao Holdings Group Ltd.	9,104	2,840
China Merchants Port Holdings Co. Ltd.	558	1,590
China Mobile Ltd.	64	790
China Overseas Land & Investment Ltd.	718	2,374
China Power International Development Ltd.	11,504	4,346
China Resources Beer Holdings Co. Ltd.	4,858	11,211
China Resources Cement Holdings Ltd.	1,454	570
China Resources Gas Group Ltd.	1,486	4,981
China Resources Land Ltd.	530	1,493
China Resources Power Holdings Co. Ltd.	2,812	4,858
China State Construction International Holdings Ltd.	530	633
China Taiping Insurance Holdings Co. Ltd.*	112	225
China Traditional Chinese Medicine Holdings Co. Ltd.*	772	394
China Unicom Hong Kong Ltd.	1,044	1,183
CIMC Enric Holdings Ltd.	556	232
CITIC Ltd.	290	457
COSCO SHIPPING Ports Ltd.	5,134	5,560
Far East Horizon Ltd.	300	280
Guangdong Investment Ltd.	8,191	12,672
Haier Electronics Group Co. Ltd.	112	187
Kingboard Chemical Holdings Ltd.	3,830	9,974
Kingboard Laminates Holdings Ltd.	8,304	7,183
Kunlun Energy Co. Ltd.	5,643	4,154
Lee & Man Paper Manufacturing Ltd.	6,506	5,251
Nine Dragons Paper Holdings Ltd.	596	479
Shanghai Industrial Holdings Ltd.	402	1,047
Shenzhen International Holdings Ltd.	2,242	3,601
Shenzhen Investment Ltd.	6,352	3,046
Shimao Property Holdings Ltd.	500	696
Sino Biopharmaceutical Ltd.	4,894	3,142
Sinofert Holdings Ltd.	1,074	136
Yuexiu Property Co. Ltd.	17,420	2,650

		103,429

Hungary — 1.4%
Magyar Telekom Telecommunications PLC	4,956	7,719
MOL Hungarian Oil & Gas PLC	188	11,719
OTP Bank PLC	10	261
Richter Gedeon Nyrt	780	15,979

		35,678

Indonesia — 1.5%
PT Adaro Energy Tbk	11,317	981
PT Astra Agro Lestari Tbk*	218	270
PT Astra International Tbk	2,336	1,435
PT Bank CIMB Niaga Tbk PT*	31	2
PT Bank Danamon Indonesia Tbk	1,406	432
PT Bank Mandiri Persero Tbk	1,018	861
PT Bank Negara Indonesia Persero Tbk	2,210	979
PT Bank Rakyat Indonesia Persero Tbk	1,364	1,198
PT Gudang Garam Tbk	232	1,126

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Indonesia (Continued)
PT Indocement Tunggal Prakarsa Tbk	2,254	$3,008
PT Indofood CBP Sukses Makmur Tbk	4,372	3,288
PT Indofood Sukses Makmur Tbk	8,884	5,308
PT Jasa Marga Persero Tbk	2,090	766
PT Kalbe Farma Tbk	14,360	1,943
PT Perusahaan Gas Negara Persero Tbk	5,268	1,199
PT Semen Indonesia Persero Tbk	4,464	3,332
PT Surya Citra Media Tbk	5,070	1,158
PT Tambang Batubara Bukit Asam Persero Tbk	444	332
PT Telekomunikasi Indonesia Persero Tbk	18,988	6,026
PT Tower Bersama Infrastructure Tbk	442	186
PT Unilever Indonesia Tbk	381	1,311
PT United Tractors Tbk	2,786	3,938
PT XL Axiata Tbk*	1,752	375

		39,454

Malaysia — 6.6%
AirAsia Bhd	1,000	740
Alliance Financial Group Bhd	1,200	1,169
AMMB Holdings Bhd	2,000	2,165
Astro Malaysia Holdings Bhd	9,200	6,692
Axiata Group Bhd	2,200	2,978
Berjaya Sports Toto Bhd	13,600	11,234
British American Tobacco Malaysia Bhd	400	4,855
Bumi Armada Bhd	2,800	514
CIMB Group Holdings Bhd	200	237
DiGi.Com Bhd	3,800	4,704
Felda Global Ventures Holdings Bhd	3,200	1,791
Gamuda Bhd	5,200	6,257
Genting Bhd	1,400	2,693
Genting Malaysia Bhd	7,000	7,664
HAP Seng Consolidated Bhd	1,400	2,686
Hong Leong Financial Group Bhd	400	1,586
IHH Healthcare Bhd	600	968
IJM Corp. Bhd	5,200	4,398
IOI Corp. Bhd	3,400	3,706
IOI Properties Group Bhd	10,800	6,711
KLCCP Stapled Group (b)	3,300	6,241
Kuala Lumpur Kepong Bhd	200	1,163
Lafarge Malaysia Bhd	2,600	5,161
Malaysia Airports Holdings Bhd	800	1,243
Maxis Bhd	2,000	3,097
MISC Bhd	2,000	3,728
MMC Corp. Bhd	4,200	2,330
Petronas Chemicals Group Bhd	5,000	8,248
Petronas Dagangan Bhd	1,200	6,924
Petronas Gas Bhd	1,000	5,474
PPB Group Bhd	1,800	7,137
Public Bank Bhd	200	976
RHB Bank Bhd	521	642
SapuraKencana Petroleum Bhd*	6,000	2,337
Sime Darby Bhd	1,400	2,724
SP Setia Bhd Group	6,644	5,717
Telekom Malaysia Bhd	2,600	4,385
Tenaga Nasional Bhd	2,200	7,996
UEM Sunrise Bhd	2,000	533

	Number of Shares	Value
Malaysia (Continued)
UMW Holdings Bhd	400	$549
Westports Holdings Bhd	5,200	5,706
YTL Corp. Bhd	18,400	7,622
YTL Power International Bhd	16,800	6,172

		169,853

Malta — 1.1%
Brait SE*	3,704	29,327

Mexico — 8.1%
Alfa SAB de CV, Class A	2,898	4,698
Alpek SAB de CV	1,908	3,284
Alsea SAB de CV	2,112	7,573
America Movil SAB de CV, Series L	6,756	4,032
Arca Continental SAB de CV	144	894
Banregio Grupo Financiero SAB de CV	136	773
Cemex SAB de CV, Series CPO*	884	730
Coca-Cola Femsa SAB de CV, Series L	1,470	10,911
Concentradora Fibra Danhos SA de CV REIT	508	931
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	162	287
El Puerto de Liverpool SAB de CV, Class C1	878	9,529
Fibra Uno Administracion SA de CV REIT	1,822	3,511
Fomento Economico Mexicano SAB de CV	644	5,878
Gentera SAB de CV	7,184	13,882
Gruma SAB de CV, Class B	228	3,024
Grupo Aeromexico SAB de CV*	1,932	3,869
Grupo Aeroportuario del Centro Norte SAB de CV	1,412	8,645
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,743	17,251
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,020	15,501
Grupo Bimbo SAB de CV, Series A	1,128	3,198
Grupo Carso SAB de CV, Series A1	586	2,380
Grupo Comercial Chedraui SA de CV	2,484	5,977
Grupo Financiero Banorte SAB de CV, Class O	292	1,566
Grupo Financiero Interacciones SA de CV, Class O	322	1,653
Grupo Lala SAB de CV	2,044	4,267
Grupo Mexico SAB de CV, Series B	520	1,297
Grupo Sanborns SAB de CV	2,770	3,269
Grupo Televisa SAB, Series CPO	446	2,426
Industrias Bachoco SAB de CV, Series B	2,082	9,190
Industrias CH SAB de CV, Series B*	1,170	5,298
Industrias Penoles SAB de CV	80	1,847
Infraestructura Energetica Nova SAB de CV	114	438
Kimberly-Clark de Mexico SAB de CV, Class A	3,894	9,307
Megacable Holdings SAB de CV, Series CPO	2,058	7,893
Mexichem SAB de CV	2,394	5,494
Nemak SAB de CV, 144A	908	1,021
OHL Mexico SAB de CV*	588	828
Organizacion Soriana SAB de CV, Class B*	1,412	3,573

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Mexico (Continued)
Promotora y Operadora de Infraestructura SAB de CV	890	$10,654
Promotora y Operadora de Infraestructura SAB de CV, Class L	746	7,204
Telesites SAB de CV*	4,766	2,794
Wal-Mart de Mexico SAB de CV	824	1,874

		208,651

Netherlands — 0.0%
Steinhoff International Holdings NV	10	60

Peru — 0.1%
Credicorp Ltd.	13	2,028

Philippines — 2.1%
Aboitiz Equity Ventures, Inc.	4,500	7,243
Aboitiz Power Corp.	3,900	3,808
Alliance Global Group, Inc.	1,800	630
Ayala Corp.	140	2,629
Ayala Land, Inc.	1,400	1,157
Bank of the Philippine Islands	520	1,177
BDO Unibank, Inc.	440	1,079
DMCI Holdings, Inc.	9,200	2,271
Energy Development Corp.	10,800	1,328
Globe Telecom, Inc.	60	2,537
GT Capital Holdings, Inc.	80	2,635
International Container Terminal Services, Inc.	280	505
JG Summit Holdings, Inc.	340	569
Jollibee Foods Corp.	520	2,734
Manila Electric Co.	1,110	7,409
Megaworld Corp.	22,000	2,224
Metropolitan Bank & Trust Co.	680	1,219
Petron Corp.	6,400	1,382
PLDT, Inc.	90	3,527
Semirara Mining & Power Corp.	1,190	2,832
SM Investments Corp.	90	1,313
SM Prime Holdings, Inc.	4,600	2,947
Universal Robina Corp.	420	1,686

		54,841

Poland — 2.4%
Alior Bank SA*	42	572
Asseco Poland SA	934	13,614
Bank Handlowy w Warszawie SA	14	261
Bank Millennium SA*	356	527
Bank Zachodni WBK SA	6	493
Budimex SA	72	3,626
CCC SA	34	1,582
Ciech SA	118	2,036
Cyfrowy Polsat SA*	42	264
Enea SA*	730	1,840
Energa SA	368	762
Eurocash SA	978	10,752
Grupa Azoty SA	96	1,576
Grupa Lotos SA*	298	2,213
KGHM Polska Miedz SA	52	974
LPP SA	2	2,301
mBank SA*	2	199

	Number of Shares	Value
Poland (Continued)
Orange Polska SA	1,300	$1,788
PGE Polska Grupa Energetyczna SA	256	755
Polski Koncern Naftowy ORLEN SA	206	3,423
Polskie Gornictwo Naftowe i Gazownictwo SA	5,164	7,037
Powszechna Kasa Oszczednosci Bank Polski SA*	78	530
Powszechny Zaklad Ubezpieczen SA	526	3,718
Synthos SA*	794	788
Tauron Polska Energia SA*	1,760	1,251

		62,882

Romania — 0.3%
New Europe Property Investments PLC	696	7,732

Russia — 3.7%
Acron PJSC	16	897
Aeroflot PJSC*	3,974	6,000
Alrosa PJSC	430	496
Bashneft PJSC	48	2,321
Gazprom PJSC	1,240	2,561
Inter RAO UES PJSC	86,160	3,758
Lukoil PJSC	20	892
Magnitogorsk Iron & Steel OJSC	7,586	3,543
MegaFon PJSC, GDR	34	345
MMC Norilsk Nickel PJSC	18	2,637
Mobile TeleSystems PJSC	3,590	13,136
Moscow Exchange MICEX-RTS PJSC	5,824	11,326
Novatek OJSC	150	1,572
Novolipetsk Steel PJSC	860	1,184
PhosAgro PJSC, GDR	170	2,278
Rosneft PJSC	232	1,224
ROSSETI PJSC	21,732	311
Rostelecom PJSC	6,530	8,213
RusHydro PJSC	501,108	6,107
Sberbank of Russia PJSC	858	1,884
Severstal PJSC	298	3,430
Surgutneftegas OJSC	4,804	2,293
Tatneft PJSC	2,924	14,219
Unipro PJSC	88,492	3,833
Uralkali PJSC*	88	254
VTB Bank PJSC	750,472	786

		95,500

South Africa — 13.8%
Adcock Ingram Holdings Ltd.	278	878
AECI Ltd.	366	2,562
African Rainbow Minerals Ltd.	30	178
AngloGold Ashanti Ltd.*	98	1,597
Aspen Pharmacare Holdings Ltd.*	28	670
Attacq Ltd.*	388	475
AVI Ltd.	1,788	10,815
Barclays Africa Group Ltd. (a)	14	142
Barloworld Ltd.	234	1,323
Bid Corp. Ltd.*	692	12,698
Bidvest Group Ltd.	756	7,810
Capitec Bank Holdings Ltd.	62	2,455
Clicks Group Ltd.	1,862	15,325

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
South Africa (Continued)
DataTec Ltd.	1,746	$5,933
Discovery Ltd.	662	5,392
Distell Group Ltd.	144	1,673
EOH Holdings Ltd.	162	1,583
Exxaro Resources Ltd.	90	460
Fortress Income Fund Ltd.	1,376	3,185
Fortress Income Fund Ltd., Class A	5,160	5,762
Foschini Group Ltd.	284	2,523
Gold Fields Ltd.	247	1,261
Growthpoint Properties Ltd. REIT	6,598	11,403
Hyprop Investments Ltd. REIT	2,672	23,346
Imperial Holdings Ltd.	376	4,030
Investec Ltd.	84	490
JSE Ltd.	130	1,378
KAP Industrial Holdings Ltd.	9,906	5,049
Liberty Holdings Ltd. (a)	52	398
Life Healthcare Group Holdings Ltd.	1,404	3,674
Massmart Holdings Ltd.	306	2,691
MMI Holdings Ltd.	234	359
Mondi Ltd.	660	13,322
Mr Price Group Ltd.	168	2,106
MTN Group Ltd. (a)	294	2,402
Netcare Ltd.	1,802	4,023
Oceana Group Ltd.	50	394
Omnia Holdings Ltd.	200	2,347
Pick n Pay Stores Ltd.	5,228	26,182
Pioneer Foods Group Ltd.	350	4,044
PPC Ltd.	980	396
PSG Group Ltd.	104	1,328
Redefine Properties Ltd. REIT	16,858	12,626
Remgro Ltd.	542	9,272
Resilient REIT Ltd. REIT	2,206	17,691
Reunert Ltd.	1,854	7,666
RMB Holdings Ltd.	1,480	5,904
Sanlam Ltd.	172	730
Santam Ltd.	190	2,867
Sappi Ltd.*	1,264	6,220
Sasol Ltd.	360	9,056
Shoprite Holdings Ltd.	1,218	15,603
SPAR Group Ltd.	2,430	31,708
Sun International Ltd./South Africa	110	703
Super Group Ltd./South Africa*	4,008	11,035
Telkom SA SOC Ltd.	460	1,901
Tiger Brands Ltd.	322	8,349
Tongaat Hulett Ltd.	262	2,199
Truworths International Ltd.	1,802	9,326
Tsogo Sun Holdings Ltd.	2,556	5,284
Vodacom Group Ltd.	202	2,099

		354,301

Spain — 0.1%
Cemex Latam Holdings SA*	424	1,912

Taiwan — 12.7%
Acer, Inc.*	530	238
Advanced Semiconductor Engineering, Inc.	2,508	3,083
Advantech Co. Ltd.	336	2,748
Asia Cement Corp.	1,736	1,551

	Number of Shares	Value
Taiwan (Continued)
Asustek Computer, Inc.	1,110	$9,393
AU Optronics Corp.	2,500	985
Capital Securities Corp.	3,202	811
Catcher Technology Co. Ltd.*	770	5,533
Cathay Financial Holding Co. Ltd.	1,038	1,312
Cathay Real Estate Development Co. Ltd.*	2,566	1,120
Chang Hwa Commercial Bank Ltd.	3,213	1,615
Cheng Shin Rubber Industry Co. Ltd.	2,174	4,618
Cheng Uei Precision Industry Co. Ltd.	1,500	1,820
Chicony Electronics Co. Ltd.	3,000	7,422
China Airlines Ltd.	5,226	1,517
China Motor Corp.	5,302	3,935
China Steel Corp.	13,182	9,140
Chunghwa Telecom Co. Ltd.	1,444	5,188
Compal Electronics, Inc.	12,988	7,695
CTBC Financial Holding Co. Ltd.	8,418	4,868
Delta Electronics, Inc.	898	4,670
E.Sun Financial Holding Co. Ltd.	5,273	2,966
Eclat Textile Co. Ltd.	138	1,748
Eternal Materials Co. Ltd.	7,273	7,885
Eva Airways Corp.	3,336	1,546
Evergreen Marine Corp. Taiwan Ltd.*	1,868	706
Far Eastern International Bank	3,956	1,187
Far Eastern New Century Corp.	1,264	932
Far EasTone Telecommunications Co. Ltd.	3,636	8,468
Feng Hsin Steel Co. Ltd.	7,446	9,527
Feng TAY Enterprise Co. Ltd.	1,079	5,135
First Financial Holding Co. Ltd.	4,332	2,225
Formosa Chemicals & Fibre Corp.	2,108	5,474
Formosa Petrochemical Corp.	506	1,480
Formosa Plastics Corp.	1,386	3,420
Formosa Taffeta Co. Ltd.	6,434	6,215
Foxconn Technology Co. Ltd.*	2,012	5,643
Fubon Financial Holding Co. Ltd.	536	758
Giant Manufacturing Co. Ltd.	308	1,985
Hon Hai Precision Industry Co. Ltd.	2,440	6,767
Hotai Motor Co. Ltd.	104	1,150
HTC Corp.*	88	236
Hua Nan Financial Holdings Co. Ltd.	4,708	2,426
Innolux Corp.	3,454	1,219
Inventec Corp.	5,362	3,980
Largan Precision Co. Ltd.	28	3,141
Lite-On Technology Corp.	18,286	27,662
MediaTek, Inc.	226	1,777
Mega Financial Holding Co. Ltd.	2,682	1,826
Nan Ya Plastics Corp.	2,076	3,965
Nan Ya Printed Circuit Board Corp.	424	346
Novatek Microelectronics Corp.	1,776	6,073
Pegatron Corp.	4,156	10,046
Pou Chen Corp.	4,540	6,582
President Chain Store Corp.	1,374	10,934
President Securities Corp.	1,251	463
Quanta Computer, Inc.	956	1,769
Realtek Semiconductor Corp.	1,598	6,396
Shin Kong Financial Holding Co. Ltd.*	6,196	1,359
Siliconware Precision Industries Co. Ltd.	3,346	4,993
SinoPac Financial Holdings Co. Ltd.	5,302	1,551

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Taiwan (Continued)
Synnex Technology International Corp.	378	$399
Taishin Financial Holding Co. Ltd.	3,963	1,499
Taiwan Business Bank*	6,442	1,722
Taiwan Cement Corp.	6,258	7,149
Taiwan Fertilizer Co. Ltd.	1,076	1,421
Taiwan Glass Industry Corp.*	482	197
Taiwan Mobile Co. Ltd.	1,366	4,800
Taiwan Secom Co. Ltd.	3,277	9,316
Taiwan Semiconductor Manufacturing Co. Ltd.	430	2,385
Teco Electric and Machinery Co. Ltd.	4,588	3,861
Ton Yi Industrial Corp.	1,422	632
Transcend Information, Inc.	1,904	5,490
U-Ming Marine Transport Corp.	760	515
Unimicron Technology Corp.	4,002	1,640
Uni-President Enterprises Corp.	3,218	6,085
United Microelectronics Corp.	30,828	11,173
Vanguard International Semiconductor Corp.	1,836	3,443
Walsin Lihwa Corp.*	21,902	7,041
Wan Hai Lines Ltd.	1,112	536
Yang Ming Marine Transport Corp.*	1,324	305
YFY, Inc.	8,304	2,363
Yuanta Financial Holding Co. Ltd.	6,652	2,358
Yulon Motor Co. Ltd.	798	690
Yulon Nissan Motor Co. Ltd.	68	439

		326,682

Thailand — 3.8%
Advanced Info Service PCL	400	1,913
Airports of Thailand PCL	200	2,323
Bangkok Bank PCL	200	979
Bangkok Dusit Medical Services PCL	3,800	2,580
Bangkok Life Assurance PCL	400	543
Banpu PCL	1,200	544
BEC World PCL	2,600	1,683
Berli Jucker PCL	1,200	1,560
BTS Group Holdings PCL	6,800	1,778
Bumrungrad Hospital PCL	700	3,438
Bumrungrad Hospital PCL, NVDR	200	982
Central Pattana PCL	2,600	4,525
Charoen Pokphand Foods PCL	3,600	3,380
CP ALL PCL	4,600	8,272
Delta Electronics Thailand PCL	2,200	4,703
Electricity Generating PCL	1,200	6,847
Glow Energy PCL	1,800	4,160
Home Product Center PCL	7,600	2,393
Home Product Center PCL, NVDR	49	15
Indorama Ventures PCL	1,800	1,664
Intouch Holdings PCL	2,200	3,575
IRPC PCL	52,000	7,271
Kasikornbank PCL	200	1,144
Krung Thai Bank PCL	600	329
Land & Houses PCL	10,400	2,854
Minor International PCL	1,200	1,430
PTT Exploration & Production PCL	200	469
PTT Global Chemical PCL	1,600	2,820

	Number of Shares	Value
Thailand (Continued)
PTT PCL	200	$2,017
Ratchaburi Electricity Generating Holding PCL	1,800	2,834
Siam Cement PCL	100	1,531
Siam City Cement PCL	200	1,745
Siam Commercial Bank PCL	200	925
Thai Airways International PCL*	1,200	1,092
Thai Oil PCL	3,400	6,949
Thai Union Group PCL	9,100	5,652
TMB Bank PCL	17,600	1,149
Total Access Communication PCL	200	199

		98,267

Turkey — 2.5%
Akbank TAS	30	79
Akcansa Cimento AS	272	1,230
Anadolu Efes Biracilik Ve Malt Sanayii AS	250	1,550
Arcelik AS	636	4,548
Aselsan Elektronik Sanayi Ve Ticaret AS	376	1,201
Aygaz AS	601	2,256
BIM Birlesik Magazalar AS	688	11,788
Coca-Cola Icecek AS	40	500
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,208	1,188
Enka Insaat ve Sanayi AS	1,566	2,313
Eregli Demir ve Celik Fabrikalari TAS	4,474	6,728
Ford Otomotiv Sanayi AS	352	3,816
Haci Omer Sabanci Holding AS	438	1,351
KOC Holding AS	176	764
Migros Ticaret AS*	60	357
Pegasus Hava Tasimaciligi AS*	64	262
Petkim Petrokimya Holding AS	256	397
TAV Havalimanlari Holding AS	444	1,732
Tofas Turk Otomobil Fabrikasi AS	174	1,280
Tupras Turkiye Petrol Rafinerileri AS	32	626
Turk Hava Yollari AO*	1,500	2,616
Turk Telekomunikasyon AS	536	1,081
Turk Traktor ve Ziraat Makineleri AS	62	1,809
Turkcell Iletisim Hizmetleri AS*	1,386	4,651
Turkiye Garanti Bankasi AS	130	335
Turkiye Halk Bankasi AS	308	924
Turkiye Sinai Kalkinma Bankasi AS	1,581	727
Turkiye Sise ve Cam Fabrikalari AS	3,251	3,757
Turkiye Vakiflar Bankasi TAO, Class D	832	1,223
Ulker Biskuvi Sanayi AS	242	1,703
Yapi ve Kredi Bankasi AS*	606	745

		63,537

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	516	902
Agthia Group PJSC	1,328	2,151
Air Arabia PJSC	11,134	4,092
Al Waha Capital PJSC	1,366	725
Aldar Properties PJSC	2,840	2,134
Dana Gas PJSC*	8,031	1,246
DP World Ltd.	58	1,073
Dubai Investments PJSC	2,094	1,220

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
United Arab Emirates (Continued)
Dubai Islamic Bank PJSC	436	$648
Dubai Parks & Resorts PJSC*	2,198	981
Emaar Malls Group PJSC	966	726
Emaar Properties PJSC	800	1,547
Emirates Telecommunications Group Co. PJSC	333	1,791
Union National Bank PJSC	300	342

		19,578

TOTAL COMMON STOCKS (Cost $2,260,600)		2,275,232

PREFERRED STOCKS — 3.4%
Brazil — 2.0%
Braskem SA, Class A	1,056	7,873
Centrais Eletricas Brasileiras SA, Class B*	116	1,022
Cia Brasileira de Distribuicao	98	1,526
Cia de Gas de Sao Paulo — COMGAS, Class A	250	4,059
Cia de Transmissao de Energia Eletrica Paulista	161	3,346
Cia Energetica de Minas Gerais	572	1,548
Cia Energetica de Sao Paulo, Class B	1,098	4,581
Cia Paranaense de Energia, Class B	290	2,956
Itau Unibanco Holding SA	314	3,481
Itausa — Investimentos Itau SA	6,256	16,637
Lojas Americanas SA	276	1,641
Suzano Papel e Celulose SA, Class A	234	738
Telefonica Brasil SA	120	1,807
Vale SA	28	125

		51,340

Chile — 0.5%
Embotelladora Andina SA, Class B	1,858	6,672
Sociedad Quimica y Minera de Chile SA, Class B	218	5,583

		12,255

	Number of Shares	Value
Colombia — 0.4%
Bancolombia SA	540	$5,320
Cementos Argos SA	528	2,006
Grupo Aval Acciones y Valores SA	7,286	3,083
Grupo de Inversiones Suramericana SA	30	388

		10,797

Russia — 0.5%
Bashneft PJSC	58	1,740
Surgutneftegas OJSC	6,480	3,247
Tatneft PJSC, Series 3	710	1,901
Transneft PJSC	2	4,741

		11,629

TOTAL PREFERRED STOCKS (Cost $76,566)		86,021

RIGHTS — 0.0%
Brazil — 0.0%
AES Tiete Energia SA*, expires 09/21/16	17	22

South Africa — 0.0%
PPC Ltd.*, expires 09/13/16	1,568	211

Taiwan — 0.0%
Taiwan Glass Industry Corp.*, expires 09/02/16	61	0

TOTAL RIGHTS (Cost $335)		233

SECURITIES LENDING COLLATERAL — 0.2%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d) (Cost $5,054)	5,054	5,054

TOTAL INVESTMENTS — 92.0% (Cost $2,342,555)†		$2,366,540
Other assets and liabilities, net — 8.0%		206,488

NET ASSETS — 100.0%		$2,573,028

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,345,968. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $20,572. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $145,345 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $124,773.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $4,637, which is 0.2% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2016

At August 31, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	12	$212,268	9/29/2016	$3,648

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,274,401	$—	$831	$2,275,232
Preferred Stocks (e)	86,021	—	—	86,021
Rights (e)	233	—	—	233
Short-Term Investments	5,054	—	—	5,054
Derivatives (f)
Futures Contracts	3,648	—	—	3,648

TOTAL	$2,369,357	$—	$831	$2,370,188

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

August 31, 2016

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 16.6%
Advance Auto Parts, Inc.	219	$34,466
Amazon.com, Inc.*	3	2,308
AMC Networks, Inc., Class A*	124	6,738
Aramark	1,529	57,995
AutoNation, Inc.*	109	5,161
AutoZone, Inc.*	127	94,209
Bed Bath & Beyond, Inc.	269	12,474
Best Buy Co., Inc.	478	18,393
BorgWarner, Inc.	43	1,479
Brinker International, Inc.	505	27,124
Brunswick Corp.	262	12,049
Burlington Stores, Inc.*	352	28,589
Cabela’s, Inc.*	86	4,213
Cable One, Inc.	59	31,926
CarMax, Inc.*(a)	94	5,541
Carnival Corp.	1,197	57,217
Carter’s, Inc.	366	34,876
CBS Corp., Class B	462	23,576
Charter Communications, Inc., Class A*	14	3,601
Chipotle Mexican Grill, Inc.*(a)	17	7,033
Choice Hotels International, Inc.	118	5,722
Cinemark Holdings, Inc.	579	22,378
Coach, Inc.	1,106	42,227
Comcast Corp., Class A	178	11,616
CST Brands, Inc.	133	6,359
D.R. Horton, Inc.	1,002	32,124
Darden Restaurants, Inc.	1,650	101,706
Delphi Automotive PLC	221	15,616
Dick’s Sporting Goods, Inc.	717	42,016
Dillard’s, Inc., Class A	17	1,024
Discovery Communications, Inc., Class A*	322	8,214
Discovery Communications, Inc., Class C*	411	10,201
Dollar General Corp.	969	71,134
Domino’s Pizza, Inc.	348	52,050
Dunkin’ Brands Group, Inc. (a)	173	8,468
Expedia, Inc.	18	1,964
Extended Stay America, Inc.	77	1,090
Foot Locker, Inc.	1,058	69,447
Ford Motor Co.	1,677	21,130
GameStop Corp., Class A (a)	155	4,400
Gap, Inc. (a)	69	1,716
Garmin Ltd.	413	20,270
General Motors Co.	507	16,183
Gentex Corp.	1,328	23,625
Genuine Parts Co.	1,595	163,998
Goodyear Tire & Rubber Co.	494	14,499
Graham Holdings Co., Class B	4	1,961
H&R Block, Inc.	703	15,227
Hanesbrands, Inc.	325	8,626
Harley-Davidson, Inc.	370	19,499
Hasbro, Inc.	554	45,284
Hilton Worldwide Holdings, Inc.	209	4,989
Home Depot, Inc.	133	17,838
Hyatt Hotels Corp., Class A*(a)	65	3,476
International Game Technology PLC	133	3,036
Interpublic Group of Companies, Inc.	2,217	51,301

	Number of Shares	Value
Consumer Discretionary (Continued)
John Wiley & Sons, Inc., Class A	539	$31,332
Kohl’s Corp.	127	5,636
L Brands, Inc.	332	25,302
Las Vegas Sands Corp.	86	4,318
Lear Corp.	885	102,917
Leggett & Platt, Inc.	1,101	57,781
Lennar Corp., Class A	111	5,250
Liberty Broadband Corp., Class A*	29	1,956
Liberty Broadband Corp., Class C*	101	6,922
Liberty Interactive Corp., Class A*	433	9,149
Liberty SiriusXM Group, Class A*	415	13,907
Liberty SiriusXM Group, Class C*	755	25,089
Liberty Ventures, Series A*	196	7,554
Live Nation Entertainment, Inc.*	112	2,993
LKQ Corp.*	1,199	43,272
Lowe’s Cos., Inc.	675	51,678
lululemon athletica, Inc.*	79	6,044
Macy’s, Inc.	43	1,556
Madison Square Garden Co., Class A*	45	8,129
Marriott International, Inc., Class A (a)	429	30,601
Mattel, Inc.	1,870	61,953
McDonald’s Corp.	269	31,113
MGM Resorts International*	69	1,648
Michael Kors Holdings Ltd.*	326	15,958
Michaels Cos., Inc.*	492	11,788
Mohawk Industries, Inc.*	93	19,789
Murphy USA, Inc.*	252	18,426
Newell Brands, Inc.	274	14,544
News Corp., Class A	1,757	24,703
News Corp., Class B	746	10,765
NIKE, Inc., Class B	689	39,714
Nordstrom, Inc. (a)	162	8,175
Norwegian Cruise Line Holdings Ltd.*	186	6,676
NVR, Inc.*	46	77,593
Omnicom Group, Inc.	1,632	140,564
O’Reilly Automotive, Inc.*	272	76,146
Panera Bread Co., Class A*	237	51,465
Penske Automotive Group, Inc.	53	2,401
Polaris Industries, Inc. (a)	38	3,292
Pool Corp.	529	53,360
Priceline Group, Inc.*	13	18,418
PVH Corp.	125	13,470
Ralph Lauren Corp.	111	11,502
Regal Entertainment Group, Class A (a)	1,010	21,594
Ross Stores, Inc.	1,829	113,837
Royal Caribbean Cruises Ltd.	165	11,733
Sally Beauty Holdings, Inc.*	854	23,246
Scripps Networks Interactive, Inc., Class A	218	13,815
Service Corp. International	675	17,847
ServiceMaster Global Holdings, Inc.*	277	10,335
Signet Jewelers Ltd.	156	12,789
Sirius XM Holdings, Inc.*(a)	3,114	12,892
Six Flags Entertainment Corp.	655	31,944
Skechers U.S.A., Inc., Class A*	39	948
Staples, Inc.	250	2,140
Starbucks Corp.	435	24,460

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Consumer Discretionary (Continued)
Starwood Hotels & Resorts Worldwide, Inc.	357	$27,653
Starz, Class A*	53	1,653
Target Corp.	995	69,839
TEGNA, Inc.	144	2,917
Thor Industries, Inc.	595	48,284
Tiffany & Co. (a)	190	13,560
Time Warner, Inc.	145	11,369
TJX Cos., Inc.	1,268	98,194
Toll Brothers, Inc.*	80	2,487
Tractor Supply Co.	462	38,785
Tupperware Brands Corp. (a)	399	26,147
Twenty-First Century Fox, Inc., Class A	765	18,773
Twenty-First Century Fox, Inc., Class B	318	7,902
Ulta Salon Cosmetics & Fragrance, Inc.*	88	21,755
Under Armour, Inc., Class C*	658	23,458
Urban Outfitters, Inc.*	337	12,081
Vail Resorts, Inc.	191	30,260
VF Corp.	546	33,879
Viacom, Inc., Class B	78	3,147
Vista Outdoor, Inc.*	403	16,047
Visteon Corp.	701	49,561
Walt Disney Co.	80	7,557
Wendy’s Co.	1,314	13,390
Whirlpool Corp.	208	37,157
Williams-Sonoma, Inc. (a)	151	7,949
Wyndham Worldwide Corp.	381	26,971
Yum! Brands, Inc.	405	36,738

		3,549,324

Consumer Staples — 8.7%
Altria Group, Inc.	358	23,660
Archer-Daniels-Midland Co.	720	31,507
Blue Buffalo Pet Products, Inc.*	97	2,501
Brown-Forman Corp., Class A	94	4,864
Brown-Forman Corp., Class B (a)	360	17,478
Bunge Ltd.	118	7,540
Campbell Soup Co.	837	50,823
Casey’s General Stores, Inc.	281	36,898
Church & Dwight Co., Inc.	845	84,010
Clorox Co.	794	104,046
Coca-Cola Co.	148	6,428
Colgate-Palmolive Co.	468	34,791
ConAgra Foods, Inc.	668	31,135
Constellation Brands, Inc., Class A	98	16,077
Costco Wholesale Corp.	609	98,713
Coty, Inc., Class A (a)	50	1,347
CVS Health Corp.	145	13,543
Dr Pepper Snapple Group, Inc.	979	91,732
Energizer Holdings, Inc. (a)	174	8,599
Estee Lauder Cos., Inc., Class A	660	58,892
Flowers Foods, Inc.	417	6,217
General Mills, Inc.	1,024	72,520
Hain Celestial Group, Inc.*	82	3,013
Herbalife Ltd.*	21	1,276
Hershey Co.	836	83,508
Hormel Foods Corp.	1,733	66,305

	Number of Shares	Value
Consumer Staples (Continued)
Ingredion, Inc.	748	$102,446
JM Smucker Co.	32	4,537
Kellogg Co.	458	37,652
Kimberly-Clark Corp.	343	43,925
Kroger Co.	927	29,655
McCormick & Co., Inc.	801	81,670
Mead Johnson Nutrition Co.	486	41,344
Molson Coors Brewing Co., Class B	258	26,399
Mondelez International, Inc., Class A	956	43,039
Monster Beverage Corp.*	18	2,770
PepsiCo, Inc.	155	16,546
Philip Morris International, Inc.	148	14,790
Pilgrim’s Pride Corp. (a)	79	1,823
Pinnacle Foods, Inc.	460	23,299
Post Holdings, Inc.*	172	14,582
Procter & Gamble Co.	87	7,596
Spectrum Brands Holdings, Inc. (a)	31	4,160
Sprouts Farmers Market, Inc.*	500	11,265
Sysco Corp.	1,594	82,665
TreeHouse Foods, Inc.*	378	35,808
Tyson Foods, Inc., Class A	3,059	231,169
US Foods Holding Corp.*	174	4,220
Walgreens Boots Alliance, Inc.	21	1,695
Wal-Mart Stores, Inc.	117	8,358
WhiteWave Foods Co.*	115	6,374
Whole Foods Market, Inc.	938	28,496

		1,863,706

Energy — 0.8%
Apache Corp.	66	3,280
Chevron Corp.	43	4,325
Concho Resources, Inc.*	14	1,809
ConocoPhillips	35	1,437
Devon Energy Corp.	35	1,516
Diamond Offshore Drilling, Inc. (a)	77	1,422
Dril-Quip, Inc.*	133	7,391
EQT Corp.	64	4,576
Exxon Mobil Corp.	79	6,884
FMC Technologies, Inc.*	289	8,150
Frank’s International NV (a)	80	919
Halliburton Co.	59	2,538
Helmerich & Payne, Inc. (a)	224	13,543
HollyFrontier Corp.	139	3,597
National Oilwell Varco, Inc.	79	2,650
Oceaneering International, Inc.	288	7,638
ONEOK, Inc.	84	3,939
Patterson-UTI Energy, Inc.	76	1,481
PBF Energy, Inc., Class A	38	832
Phillips 66	243	19,063
Pioneer Natural Resources Co.	18	3,223
Rowan Cos. PLC, Class A	223	2,779
Schlumberger Ltd.	45	3,555
Spectra Energy Corp.	626	22,298
Tesoro Corp.	76	5,732
Valero Energy Corp.	417	23,081
World Fuel Services Corp.	202	9,005

		166,663

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Financials — 13.6%
Affiliated Managers Group, Inc.*	95	$13,495
Aflac, Inc.	863	64,017
Alleghany Corp.*	68	36,462
Allied World Assurance Co. Holdings AG	204	8,274
Allstate Corp.	890	61,374
Ally Financial, Inc.	521	10,441
American Capital Agency Corp. REIT	1,059	20,449
American Express Co.	194	12,723
American Financial Group, Inc.	410	30,811
American International Group, Inc.	70	4,188
American National Insurance Co.	61	7,126
Ameriprise Financial, Inc.	94	9,502
AmTrust Financial Services, Inc. (a)	337	8,927
Annaly Capital Management, Inc. REIT	237	2,538
Aon PLC	481	53,559
Arch Capital Group Ltd.*	602	48,726
Arthur J Gallagher & Co.	902	44,568
Artisan Partners Asset Management, Inc., Class A	62	1,621
Aspen Insurance Holdings Ltd.	753	34,608
Associated Banc-Corp.	271	5,377
Assurant, Inc.	291	26,059
Assured Guaranty Ltd.	223	6,193
Axis Capital Holdings Ltd.	1,101	62,614
Bank of Hawaii Corp. (a)	145	10,446
Bank of New York Mellon Corp.	224	9,334
BankUnited, Inc.	226	7,266
BB&T Corp.	306	11,781
Berkshire Hathaway, Inc., Class B*	128	19,263
BlackRock, Inc.	17	6,338
BOK Financial Corp. (a)	45	3,108
Brown & Brown, Inc.	963	36,084
Capital One Financial Corp.	163	11,671
CBOE Holdings, Inc.	838	57,562
Charles Schwab Corp.	85	2,674
Chimera Investment Corp. REIT	1,440	23,746
Chubb Ltd.	226	28,686
Cincinnati Financial Corp.	1,132	87,289
CIT Group, Inc.	203	7,487
Citigroup, Inc.	33	1,575
Citizens Financial Group, Inc.	320	7,926
CME Group, Inc.	125	13,544
CNA Financial Corp.	61	2,032
Comerica, Inc.	157	7,425
Commerce Bancshares, Inc.	227	11,504
Credit Acceptance Corp.*(a)	13	2,595
Cullen/Frost Bankers, Inc. (a)	75	5,468
Discover Financial Services	746	44,760
E*Trade Financial Corp.*	61	1,609
East West Bancorp, Inc.	170	6,314
Eaton Vance Corp.	652	26,100
Endurance Specialty Holdings Ltd.	419	27,591
Erie Indemnity Co., Class A	87	8,877
Everest Re Group Ltd.	436	84,314
FactSet Research Systems, Inc.	224	39,879
Federated Investors, Inc., Class B	640	20,672
Fifth Third Bancorp	949	19,132

	Number of Shares	Value
Financials (Continued)
First American Financial Corp.	1,236	$53,259
First Horizon National Corp.	261	4,014
First Republic Bank	194	14,930
FNF Group	1,281	48,281
Franklin Resources, Inc.	403	14,710
Goldman Sachs Group, Inc.	16	2,711
Hanover Insurance Group, Inc.	592	46,294
Hartford Financial Services Group, Inc.	524	21,521
Huntington Bancshares, Inc.	1,189	11,902
Interactive Brokers Group, Inc., Class A	173	6,207
Intercontinental Exchange, Inc.	52	14,665
Invesco Ltd.	459	14,316
JPMorgan Chase & Co.	33	2,228
KeyCorp	1,277	16,039
Lazard Ltd., Class A	180	6,665
Leucadia National Corp.	76	1,455
Lincoln National Corp.	102	4,899
Loews Corp.	635	26,581
M&T Bank Corp.	107	12,661
Markel Corp.*	40	37,244
Marketaxess Holdings, Inc.	157	26,461
Marsh & McLennan Cos., Inc.	1,371	92,721
Mercury General Corp.	99	5,376
MetLife, Inc.	123	5,338
MFA Financial, Inc. REIT	2,938	22,681
Moody’s Corp.	288	31,303
Morningstar, Inc.	230	19,106
MSCI, Inc.	526	47,403
Nasdaq, Inc.	516	36,744
Navient Corp.	142	2,042
Northern Trust Corp.	177	12,494
Old Republic International Corp.	2,237	43,018
PacWest Bancorp	167	7,233
People’s United Financial, Inc.	573	9,311
PNC Financial Services Group, Inc.	157	14,146
Popular, Inc.	242	9,513
Principal Financial Group, Inc.	270	13,249
ProAssurance Corp.	255	14,030
Progressive Corp.	4,774	155,441
Prudential Financial, Inc.	173	13,733
Raymond James Financial, Inc.	252	14,659
Regions Financial Corp.	973	9,701
Reinsurance Group of America, Inc.	321	34,450
RenaissanceRe Holdings Ltd.	515	61,646
S&P Global, Inc.	111	13,713
SEI Investments Co.	683	31,486
Signature Bank*	60	7,321
Starwood Property Trust, Inc. REIT	619	14,175
State Street Corp.	35	2,458
SunTrust Banks, Inc.	413	18,201
Synchrony Financial	1,285	35,762
Synovus Financial Corp.	155	5,127
T. Rowe Price Group, Inc.	1,083	75,312
TCF Financial Corp.	271	3,970
TD Ameritrade Holding Corp.	126	4,141
Thomson Reuters Corp.	590	24,479
Torchmark Corp.	831	53,749

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Financials (Continued)
Travelers Cos., Inc.	771	$91,525
Two Harbors Investment Corp. REIT	813	7,236
Unum Group	902	32,120
US Bancorp	253	11,170
Validus Holdings Ltd.	986	50,079
Voya Financial, Inc.	102	2,982
W.R. Berkley Corp.	770	45,715
Western Alliance Bancorp*	115	4,395
White Mountains Insurance Group Ltd.	47	38,729
XL Group Ltd.	988	33,819
Zions Bancorporation	124	3,793

		2,901,542

Health Care — 8.3%
Abbott Laboratories	267	11,219
AbbVie, Inc.	52	3,333
Aetna, Inc.	509	59,614
Agilent Technologies, Inc.	630	29,597
Align Technology, Inc.*	131	12,170
Allscripts Healthcare Solutions, Inc.*	67	865
AmerisourceBergen Corp.	272	23,656
Amgen, Inc.	64	10,884
Amsurg Corp.*	322	20,904
Anthem, Inc.	347	43,403
Baxter International, Inc.	627	29,300
Becton Dickinson and Co.	30	5,316
Biogen, Inc.*	12	3,668
Bio-Rad Laboratories, Inc., Class A*	79	11,756
Bio-Techne Corp.	219	23,072
Boston Scientific Corp.*	302	7,194
Bristol-Myers Squibb Co.	67	3,845
Bruker Corp.	545	12,186
C.R. Bard, Inc.	277	61,173
Cardinal Health, Inc.	891	70,986
Celgene Corp.*	21	2,242
Centene Corp.*	134	9,151
Cerner Corp.*	219	14,134
Charles River Laboratories International, Inc.*	302	25,129
Cigna Corp.	362	46,430
Cooper Cos., Inc.	80	14,874
Danaher Corp.	154	12,537
DaVita HealthCare Partners, Inc.*	474	30,635
DENTSPLY SIRONA, Inc.	620	38,105
Edwards Lifesciences Corp.*	238	27,408
Eli Lilly & Co.	131	10,185
Express Scripts Holding Co.*	483	35,114
Gilead Sciences, Inc.	70	5,487
HCA Holdings, Inc.*	204	15,412
Henry Schein, Inc.*	674	110,394
Hologic, Inc.*	292	11,219
Humana, Inc.	242	43,248
IDEXX Laboratories, Inc.*	387	43,607
IMS Health Holdings, Inc.*	108	3,221
Intuitive Surgical, Inc.*	45	30,889
Johnson & Johnson	94	11,218
Laboratory Corp. of America Holdings*	78	10,681

	Number of Shares	Value
Health Care (Continued)
LifePoint Health, Inc.*	283	$16,018
McKesson Corp.	167	30,832
MEDNAX, Inc.*	352	23,151
Merck & Co., Inc.	148	9,293
Mettler-Toledo International, Inc.*	235	94,721
Patterson Cos., Inc.	541	24,886
PerkinElmer, Inc.	315	16,774
Pfizer, Inc.	155	5,394
Premier, Inc., Class A*	31	981
QIAGEN NV*	383	10,153
Quest Diagnostics, Inc.	860	71,225
Quintiles Transnational Holdings, Inc.*	174	13,450
ResMed, Inc. (a)	715	47,683
St Jude Medical, Inc.	180	14,026
Stryker Corp.	325	37,590
Teleflex, Inc.	260	47,603
Thermo Fisher Scientific, Inc.	144	21,915
United Therapeutics Corp.*	21	2,568
UnitedHealth Group, Inc.	128	17,414
Universal Health Services, Inc., Class B	288	34,713
Varian Medical Systems, Inc.*	653	62,773
VCA, Inc.*	575	40,716
VWR Corp.*	606	16,913
Waters Corp.*	237	37,282
Wellcare Health Plans, Inc.*	172	19,384
West Pharmaceutical Services, Inc.	574	46,970
Zimmer Biomet Holdings, Inc.	16	2,074
Zoetis, Inc.	190	9,709

		1,771,672

Industrials — 16.5%
3M Co.	126	22,584
Acuity Brands, Inc.	71	19,534
AECOM*	107	3,299
AGCO Corp.	368	17,863
Air Lease Corp.	212	6,229
Alaska Air Group, Inc.	1,423	96,095
Allegion PLC	132	9,401
Allison Transmission Holdings, Inc.	494	13,704
AMERCO	48	16,498
American Airlines Group, Inc.	63	2,287
AMETEK, Inc.	444	21,645
AO Smith Corp.	467	45,056
Armstrong World Industries, Inc.*	62	2,695
B/E Aerospace, Inc.	173	8,745
Boeing Co.	268	34,693
BWX Technologies, Inc.	1,406	54,567
C.H. Robinson Worldwide, Inc.	1,628	113,016
Carlisle Cos., Inc.	402	42,154
Caterpillar, Inc.	147	12,047
Cintas Corp.	511	60,048
Clean Harbors, Inc.*	181	8,652
Copart, Inc.*	870	44,387
Covanta Holding Corp.	156	2,323
Crane Co.	221	14,215
CSX Corp.	469	13,263
Cummins, Inc.	298	37,432

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Industrials (Continued)
Deere & Co.	237	$20,038
Delta Air Lines, Inc.	1,243	45,680
Donaldson Co., Inc.	624	23,431
Dover Corp.	335	24,288
Dun & Bradstreet Corp.	96	13,214
Eaton Corp. PLC	358	23,821
Emerson Electric Co.	837	44,093
Equifax, Inc.	651	85,867
Expeditors International of Washington, Inc.	1,614	81,749
Fastenal Co.	1,013	43,670
FedEx Corp.	222	36,614
Flowserve Corp.	207	10,013
Fluor Corp.	764	39,652
Fortive Corp.	69	3,634
Fortune Brands Home & Security, Inc.	365	23,199
General Dynamics Corp.	381	57,996
Genesee & Wyoming, Inc., Class A*	54	3,671
Graco, Inc.	554	40,813
HD Supply Holdings, Inc.*	751	27,119
HEICO Corp.	66	4,485
HEICO Corp., Class A	140	7,963
Hexcel Corp.	307	13,769
Honeywell International, Inc.	176	20,541
Hubbell, Inc.	238	25,778
Huntington Ingalls Industries, Inc.	726	119,913
IDEX Corp.	384	35,881
Illinois Tool Works, Inc.	401	47,659
Ingersoll-Rand PLC	268	18,221
ITT, Inc.	314	11,361
Jacobs Engineering Group, Inc.*	1,843	97,108
JB Hunt Transport Services, Inc.	570	45,252
JetBlue Airways Corp.*	1,258	20,065
Johnson Controls, Inc.	575	25,231
Kansas City Southern	198	19,151
KAR Auction Services, Inc.	826	34,923
KBR, Inc.	206	3,024
Kirby Corp.*	286	14,901
L-3 Communications Holdings, Inc.	338	50,301
Landstar System, Inc.	780	53,999
Lennox International, Inc.	298	47,999
Lincoln Electric Holdings, Inc.	414	26,314
Lockheed Martin Corp.	62	15,064
Macquarie Infrastructure Corp.	37	2,958
Manitowoc Foodservice, Inc.*	1,477	23,824
ManpowerGroup, Inc.	207	14,792
Masco Corp.	641	22,743
Middleby Corp.*	66	8,458
MSC Industrial Direct Co., Inc., Class A (a)	427	31,188
Nielsen Holdings PLC	701	37,349
Nordson Corp.	144	14,217
Norfolk Southern Corp.	334	31,363
Northrop Grumman Corp.	299	63,409
Old Dominion Freight Line, Inc.*	400	28,452
Orbital ATK, Inc.	91	6,864
Oshkosh Corp.	37	1,995
Owens Corning	656	36,028

	Number of Shares	Value
Industrials (Continued)
PACCAR, Inc.	527	$31,536
Parker-Hannifin Corp.	447	54,771
Pentair PLC	115	7,366
Pitney Bowes, Inc.	333	6,247
Quanta Services, Inc.*	691	17,779
R.R. Donnelley & Sons Co.	495	8,464
Raytheon Co.	448	62,778
Regal Beloit Corp.	31	1,901
Republic Services, Inc.	893	45,114
Robert Half International, Inc.	337	12,917
Rockwell Automation, Inc.	353	40,923
Rockwell Collins, Inc.	444	37,158
Rollins, Inc.	621	17,699
Roper Technologies, Inc.	140	24,857
Ryder System, Inc.	80	5,242
Snap-on, Inc.	334	51,199
Southwest Airlines Co.	3,322	122,515
Spirit AeroSystems Holdings, Inc., Class A*	547	25,064
Spirit Airlines, Inc.*	35	1,400
Stanley Black & Decker, Inc.	618	76,478
Textron, Inc.	308	12,582
Timken Co.	224	7,587
Toro Co.	554	53,821
TransDigm Group, Inc.*	34	9,696
Tyco International PLC	481	21,010
Union Pacific Corp.	174	16,622
United Continental Holdings, Inc.*	257	12,955
United Parcel Service, Inc., Class B	347	37,899
United Technologies Corp.	165	17,561
Valmont Industries, Inc.	141	18,396
Verisk Analytics, Inc.*	30	2,492
W.W. Grainger, Inc. (a)	206	47,516
WABCO Holdings, Inc.*	111	11,850
Wabtec Corp.	205	15,705
Waste Management, Inc.	755	48,275
Watsco, Inc.	338	49,977
WESCO International, Inc.*	59	3,667
Xylem, Inc.	928	47,198

		3,539,754

Information Technology — 12.6%
Accenture PLC, Class A	314	36,110
Activision Blizzard, Inc.	266	11,004
Adobe Systems, Inc.*	173	17,700
Akamai Technologies, Inc.*	54	2,965
Alliance Data Systems Corp.*	27	5,524
Alphabet, Inc., Class A*	5	3,949
Alphabet, Inc., Class C*	4	3,068
Amdocs Ltd.	1,598	96,072
Amphenol Corp., Class A	545	33,959
Analog Devices, Inc.	459	28,715
ANSYS, Inc.*	333	31,665
Apple, Inc.	59	6,260
Applied Materials, Inc.	1,077	32,138
ARRIS International PLC*	76	2,133
Arrow Electronics, Inc.*	529	34,824

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Information Technology (Continued)
Atlassian Corp. PLC, Class A*(a)	50	$1,474
Autodesk, Inc.*	29	1,955
Automatic Data Processing, Inc.	492	44,187
Avnet, Inc.	1,226	51,100
Booz Allen Hamilton Holding Corp.	523	15,878
Broadcom Ltd.	61	10,762
Broadridge Financial Solutions, Inc.	1,058	73,319
Brocade Communications Systems, Inc.	223	2,003
CA, Inc.	1,217	41,268
Cadence Design Systems, Inc.*	2,432	61,870
CDK Global, Inc.	243	14,089
CDW Corp.	476	21,253
Cisco Systems, Inc.	256	8,049
Citrix Systems, Inc.*	352	30,694
Cognex Corp.	97	4,827
Cognizant Technology Solutions Corp., Class A*	548	31,477
CommerceHub, Inc., Series A*	19	281
CommerceHub, Inc., Series C*	38	560
Computer Sciences Corp.	112	5,268
CoreLogic, Inc.*	91	3,733
Corning, Inc.	1,754	39,798
CoStar Group, Inc.*	17	3,523
CSRA, Inc.	299	7,592
Dolby Laboratories, Inc., Class A	400	19,576
DST Systems, Inc.	352	42,772
eBay, Inc.*	2,683	86,285
EchoStar Corp., Class A*	99	3,837
Electronic Arts, Inc.*	226	18,358
EMC Corp.	1,695	49,138
Euronet Worldwide, Inc.*	163	12,650
F5 Networks, Inc.*	102	12,518
Fei Co.	143	15,225
Fidelity National Information Services, Inc.	66	5,236
First Data Corp., Class A*	91	1,267
Fiserv, Inc.*	468	48,227
FleetCor Technologies, Inc.*	79	12,972
FLIR Systems, Inc.	836	25,774
Fortinet, Inc.*	48	1,735
Gartner, Inc.*	316	28,756
Genpact Ltd.*	1,234	29,196
Global Payments, Inc.	191	14,506
Guidewire Software, Inc.*	47	2,892
Hewlett Packard Enterprise Co.	1,196	25,690
HP, Inc.	453	6,510
IAC/InterActiveCorp	28	1,644
Ingram Micro, Inc., Class A	2,990	104,530
Intel Corp.	550	19,739
International Business Machines Corp.	64	10,168
Intuit, Inc.	299	33,324
IPG Photonics Corp.*	27	2,348
Jabil Circuit, Inc.	578	12,248
Jack Henry & Associates, Inc.	780	68,071
Juniper Networks, Inc.	474	10,940
Keysight Technologies, Inc.*	293	8,916
KLA-Tencor Corp.	701	48,551

	Number of Shares	Value
Information Technology (Continued)
Lam Research Corp. (a)	181	$16,891
Leidos Holdings, Inc.	886	35,892
Linear Technology Corp.	1,134	66,044
Manhattan Associates, Inc.*	198	11,983
Marvell Technology Group Ltd.	510	6,324
MasterCard, Inc., Class A	141	13,625
Match Group, Inc.*(a)	86	1,392
Maxim Integrated Products, Inc.	945	38,480
Microchip Technology, Inc. (a)	577	35,722
Microsoft Corp.	124	7,125
Motorola Solutions, Inc.	1,612	124,108
National Instruments Corp.	357	9,975
NCR Corp.*	270	9,139
NetApp, Inc.	516	17,848
Nuance Communications, Inc.*	107	1,560
NVIDIA Corp. (a)	643	39,442
ON Semiconductor Corp.*	364	3,931
Oracle Corp.	79	3,256
Paychex, Inc.	986	59,821
PayPal Holdings, Inc.*	292	10,848
PTC, Inc.*	38	1,621
QUALCOMM, Inc.	227	14,317
Red Hat, Inc.*	175	12,772
Sabre Corp.	1,344	37,834
salesforce.com, Inc.*	45	3,574
Skyworks Solutions, Inc.	20	1,497
Symantec Corp.	4,210	101,587
Synopsys, Inc.*	886	52,531
Teradata Corp.*	77	2,443
Teradyne, Inc.	1,228	25,862
Texas Instruments, Inc.	818	56,884
Total System Services, Inc.	947	46,640
Trimble Navigation Ltd.*	400	10,960
Tyler Technologies, Inc.*	16	2,623
Ultimate Software Group, Inc.*	60	12,536
Vantiv, Inc., Class A*	603	32,405
VeriSign, Inc.*(a)	468	34,843
Visa, Inc., Class A	118	9,546
VMware, Inc., Class A*(a)	29	2,127
Western Union Co.	3,018	64,947
WEX, Inc.*	51	5,065
Xerox Corp.	2,528	24,901
Xilinx, Inc.	493	26,726

		2,702,292

Materials — 6.1%
Air Products & Chemicals, Inc.	303	47,153
Albemarle Corp.	31	2,479
Alcoa, Inc.	498	5,020
AptarGroup, Inc.	509	39,692
Ashland, Inc.	129	15,103
Avery Dennison Corp.	1,247	96,568
Axalta Coating Systems Ltd.*	101	2,891
Ball Corp.	140	11,087
Bemis Co., Inc.	1,312	69,011
Berry Plastics Group, Inc.*	747	33,906
Cabot Corp.	334	16,653

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Materials (Continued)
Celanese Corp., Class A, Series A	240	$15,463
Compass Minerals International, Inc. (a)	117	8,720
Crown Holdings, Inc.*	507	27,495
Domtar Corp.	414	15,450
Dow Chemical Co.	751	40,284
E.I. du Pont de Nemours & Co.	228	15,869
Eagle Materials, Inc.	69	5,546
Eastman Chemical Co.	530	35,982
Ecolab, Inc.	266	32,731
FMC Corp.	23	1,080
Graphic Packaging Holding Co.	1,760	25,238
International Flavors & Fragrances, Inc.	371	51,413
International Paper Co.	634	30,743
LyondellBasell Industries NV, Class A	208	16,409
Martin Marietta Materials, Inc.	141	25,807
Monsanto Co.	235	25,027
Mosaic Co.	213	6,405
NewMarket Corp.	35	15,188
Newmont Mining Corp.	331	12,657
Nucor Corp.	1,246	60,443
Owens-Illinois, Inc.*	79	1,416
Packaging Corp. of America	543	42,696
PPG Industries, Inc.	428	45,317
Praxair, Inc.	388	47,351
Reliance Steel & Aluminum Co.	1,120	80,730
RPM International, Inc.	577	31,464
Scotts Miracle-Gro Co., Class A	211	17,471
Sealed Air Corp.	469	22,104
Sherwin-Williams Co.	175	49,649
Silgan Holdings, Inc.	275	13,233
Sonoco Products Co.	1,361	70,146
Steel Dynamics, Inc.	1,067	26,270
Valspar Corp.	300	31,623
Vulcan Materials Co.	96	10,932
W.R. Grace & Co.	95	7,422
Westlake Chemical Corp.	28	1,451

		1,306,788

Real Estate — 7.1%
Alexandria Real Estate Equities, Inc. REIT	100	11,009
American Campus Communities, Inc. REIT	285	14,281
American Homes 4 Rent, Class A REIT	60	1,312
American Tower Corp. REIT	139	15,760
Apartment Investment & Management Co., Class A REIT	179	8,087
Apple Hospitality REIT, Inc. REIT	895	17,560
AvalonBay Communities, Inc. REIT	180	31,502
Boston Properties, Inc. REIT	141	19,758
Brandywine Realty Trust REIT	99	1,597
Brixmor Property Group, Inc. REIT	429	12,252
Camden Property Trust REIT	373	32,738
Care Capital Properties, Inc. REIT	606	18,174
CBRE Group, Inc., Class A*	437	13,062
Columbia Property Trust, Inc. REIT	128	3,018
Communications Sales & Leasing, Inc. REIT	51	1,591

	Number of Shares	Value
Real Estate (Continued)
Corporate Office Properties Trust REIT	891	$25,411
Corrections Corp. of America REIT	1,332	21,219
Crown Castle International Corp. REIT	497	47,101
CubeSmart REIT	381	10,489
CyrusOne, Inc. REIT	33	1,678
DCT Industrial Trust, Inc. REIT	341	16,610
Digital Realty Trust, Inc. REIT	243	24,079
Douglas Emmett, Inc. REIT	218	8,188
Duke Realty Corp. REIT	731	20,556
Empire State Realty Trust, Inc., Class A REIT	405	8,695
EPR Properties REIT	515	40,335
Equinix, Inc. REIT	80	29,492
Equity Commonwealth REIT*	178	5,570
Equity LifeStyle Properties, Inc. REIT	427	33,105
Equity One, Inc. REIT	190	5,898
Equity Residential REIT	395	25,624
Essex Property Trust, Inc. REIT	51	11,582
Extra Space Storage, Inc. REIT	240	19,332
Federal Realty Investment Trust REIT	167	26,553
Forest City Realty Trust, Inc., Class A REIT	324	7,666
Gaming and Leisure Properties, Inc. REIT	357	12,213
General Growth Properties, Inc. REIT	863	25,148
Healthcare Trust of America, Inc., Class A REIT	222	7,490
Highwoods Properties, Inc. REIT	289	15,329
Hospitality Properties Trust REIT	613	18,690
Host Hotels & Resorts, Inc. REIT	773	13,775
Iron Mountain, Inc. REIT	686	26,349
Jones Lang LaSalle, Inc.	76	8,873
Kilroy Realty Corp. REIT	181	13,146
Kimco Realty Corp. REIT	2,927	87,956
Lamar Advertising Co., Class A REIT	465	28,984
Liberty Property Trust REIT	741	30,551
Life Storage, Inc. REIT	252	22,680
Macerich Co. REIT	364	29,808
Mid-America Apartment Communities, Inc. REIT (a)	555	52,164
National Retail Properties, Inc. REIT	586	29,359
Omega Healthcare Investors, Inc. REIT (a)	443	16,037
Outfront Media, Inc. REIT	450	10,044
Piedmont Office Realty Trust, Inc., Class A REIT	810	17,504
Post Properties, Inc. REIT	242	16,040
Prologis, Inc. REIT	465	24,696
Public Storage REIT	186	41,653
Rayonier, Inc. REIT	223	6,139
Realogy Holdings Corp.	111	2,979
Realty Income Corp. REIT (a)	354	23,268
Regency Centers Corp. REIT	269	21,665
Retail Properties of America, Inc., Class A REIT	1,071	18,207
Senior Housing Properties Trust REIT	868	19,391
Simon Property Group, Inc. REIT	142	30,597
SL Green Realty Corp. REIT	65	7,652
Spirit Realty Capital, Inc. REIT	528	6,996
STORE Capital Corp. REIT	477	14,134

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Real Estate (Continued)
Sun Communities, Inc. REIT	282	$21,579
Tanger Factory Outlet Centers, Inc. REIT	1,488	60,472
Taubman Centers, Inc. REIT	208	16,155
UDR, Inc. REIT	239	8,647
Ventas, Inc. REIT	268	19,476
VEREIT, Inc. REIT	163	1,703
Vornado Realty Trust REIT	186	19,216
Weingarten Realty Investors REIT	624	25,740
Welltower, Inc. REIT	355	27,246
Weyerhaeuser Co. REIT	655	20,862
WP Carey, Inc. REIT	229	15,263

		1,526,760

Telecommunication Services — 0.8%
AT&T, Inc.	201	8,217
CenturyLink, Inc.	2,145	59,631
Frontier Communications Corp. (a)	3,465	15,939
Level 3 Communications, Inc.*	384	19,058
SBA Communications Corp., Class A*	66	7,534
Telephone & Data Systems, Inc.	846	23,578
T-Mobile US, Inc.*	59	2,734
United States Cellular Corp.*	268	9,975
Verizon Communications, Inc.	381	19,937
Zayo Group Holdings, Inc.*	91	2,640

		169,243

Utilities — 8.7%
AES Corp.	1,387	16,741
Alliant Energy Corp.	1,300	49,335
Ameren Corp.	1,742	86,090
American Electric Power Co., Inc.	1,068	68,961
American Water Works Co., Inc.	623	46,096
Aqua America, Inc.	800	24,328
Atmos Energy Corp.	676	49,821
Avangrid, Inc.	103	4,285
Calpine Corp.*	422	5,267
CenterPoint Energy, Inc.	1,585	35,615
CMS Energy Corp.	1,383	58,044
Consolidated Edison, Inc.	1,095	82,399
Dominion Resources, Inc.	316	23,435
DTE Energy Co.	558	51,838
Duke Energy Corp.	394	31,386
Edison International	1,251	90,973

	Number of Shares	Value
Utilities (Continued)
Entergy Corp.	864	$67,565
Eversource Energy	825	44,525
Exelon Corp.	1,757	59,738
FirstEnergy Corp.	1,581	51,746
Great Plains Energy, Inc.	1,614	43,836
Hawaiian Electric Industries, Inc.	638	19,146
ITC Holdings Corp.	592	26,770
MDU Resources Group, Inc.	498	11,738
National Fuel Gas Co. (a)	103	5,877
NextEra Energy, Inc.	258	31,203
NiSource, Inc.	3,848	92,121
NRG Energy, Inc.	81	981
OGE Energy Corp.	1,773	55,193
PG&E Corp.	771	47,756
Piedmont Natural Gas Co., Inc.	338	20,314
Pinnacle West Capital Corp.	938	70,388
PPL Corp.	1,040	36,171
Public Service Enterprise Group, Inc.	1,967	84,109
Questar Corp.	1,108	27,711
SCANA Corp.	785	55,460
Sempra Energy	320	33,482
Southern Co.	901	46,248
UGI Corp.	1,188	54,030
Vectren Corp.	826	40,400
WEC Energy Group, Inc.	190	11,377
Westar Energy, Inc.	676	37,139
Xcel Energy, Inc.	1,695	70,105

		1,869,743

TOTAL COMMON STOCKS (Cost $20,558,431)		21,367,487

SECURITIES LENDING COLLATERAL — 2.5%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c) (Cost $535,683)	535,683	535,683

TOTAL INVESTMENTS — 102.3% (Cost $21,094,114)†		$21,903,170
Other assets and liabilities, net — (2.3%)		(497,737)

NET ASSETS — 100.0%		$21,405,433

*	Non-income producing security.
†	The cost for federal income tax purposes was $21,210,619. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $692,551. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $996,697 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $304,146.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $520,491, which is 2.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2016

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$21,367,487	$—	$—	$21,367,487
Short-Term Investments	535,683	—	—	535,683

TOTAL	$21,903,170	$—	$—	$21,903,170

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

August 31, 2016

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 15.5%
1-800-Flowers.com, Inc., Class A*	50	$462
Aaron’s, Inc.	47	1,145
Abercrombie & Fitch Co., Class A	222	3,938
AMC Entertainment Holdings, Inc., Class A (a)	114	3,467
American Axle & Manufacturing Holdings, Inc.*	107	1,834
American Eagle Outfitters, Inc. (a)	160	2,966
American Public Education, Inc.*	124	2,563
America’s Car-Mart, Inc.*	11	431
Apollo Education Group, Inc.*	69	612
Asbury Automotive Group, Inc.*	29	1,558
Ascena Retail Group, Inc.*	67	545
Barnes & Noble Education, Inc.*	315	3,525
Barnes & Noble, Inc.	72	825
Bassett Furniture Industries, Inc.	130	3,219
Belmond Ltd., Class A*	63	704
Big 5 Sporting Goods Corp.	46	575
Big Lots, Inc.	58	2,861
Biglari Holdings, Inc.*	4	1,762
BJ’s Restaurants, Inc.*	86	3,416
Bloomin’ Brands, Inc.	134	2,618
Blue Nile, Inc. (a)	80	2,757
Bob Evans Farms, Inc.	89	3,649
Bojangles’, Inc.*	11	178
Boyd Gaming Corp.*	36	702
Bridgepoint Education, Inc.*	31	225
Bright Horizons Family Solutions, Inc.*	10	682
Buckle, Inc. (a)	30	773
Buffalo Wild Wings, Inc.*	9	1,460
Build-A-Bear Workshop, Inc.*	88	1,021
Caesars Acquisition Co., Class A*	29	353
Caesars Entertainment Corp.*	20	126
Caleres, Inc.	66	1,712
Callaway Golf Co.	251	2,866
Cambium Learning Group, Inc.*	55	265
Capella Education Co.	74	4,360
Career Education Corp.*	86	562
Carmike Cinemas, Inc.*	116	3,722
Carriage Services, Inc. (a)	90	2,110
Carrols Restaurant Group, Inc.*	381	5,128
Cato Corp., Class A	130	4,456
Cavco Industries, Inc.*	27	2,823
Century Casinos, Inc.*	223	1,425
Century Communities, Inc.*	24	473
Cheesecake Factory, Inc.	51	2,622
Chico’s FAS, Inc.	217	2,752
Children’s Place, Inc.	103	8,384
Churchill Downs, Inc.	21	3,137
Chuy’s Holdings, Inc.*(a)	87	2,634
Citi Trends, Inc.	59	1,153
ClubCorp Holdings, Inc.	45	646
Collectors Universe, Inc.	88	1,684
Columbia Sportswear Co.	7	393
Cooper Tire & Rubber Co.	74	2,515
Cooper-Standard Holding, Inc.*	61	6,042

	Number of Shares	Value
Consumer Discretionary (Continued)
Core-Mark Holding Co., Inc.	222	$8,469
Cracker Barrel Old Country Store, Inc. (a)	11	1,673
Crocs, Inc.*	57	492
CSS Industries, Inc.	109	2,776
Culp, Inc.	110	3,488
Daily Journal Corp.*	3	696
Dana, Inc.	48	692
Dave & Buster’s Entertainment, Inc.*	55	2,555
Deckers Outdoor Corp.*	16	1,046
Del Frisco’s Restaurant Group, Inc.*	160	2,408
Del Taco Restaurants, Inc.*	58	651
Delta Apparel, Inc.*	125	2,210
Denny’s Corp.*	376	3,929
Destination XL Group, Inc.*	200	926
DeVry Education Group, Inc.(a)	62	1,428
Diamond Resorts International, Inc.*(a)	15	453
DineEquity, Inc.	19	1,482
Dorman Products, Inc.*	39	2,460
Drew Industries, Inc.	55	5,602
DSW, Inc., Class A	87	2,084
Duluth Holdings, Inc., Class B*	10	303
Eldorado Resorts, Inc.*	161	2,248
Entercom Communications Corp., Class A	119	1,631
Entravision Communications Corp., Class A	75	564
Escalade, Inc.	28	340
Ethan Allen Interiors, Inc.	119	3,982
Express, Inc.*	294	3,478
Fiesta Restaurant Group, Inc.*	20	505
Finish Line, Inc., Class A	148	3,562
Five Below, Inc.*	24	1,069
Flexsteel Industries, Inc.	24	1,139
Fogo De Chao, Inc.*(a)	16	196
Fossil Group, Inc.*(a)	6	171
Fox Factory Holding Corp.*	115	2,387
Francesca’s Holdings Corp.*	151	2,061
Fred’s, Inc., Class A	162	1,832
FTD Cos, Inc.*	95	2,232
Gaia, Inc.*	129	1,023
Gannett Co., Inc.	136	1,622
Genesco, Inc.*	92	6,683
Gentherm, Inc.*	25	824
G-III Apparel Group Ltd.*	10	316
Global Eagle Entertainment, Inc.*(a)	33	275
GNC Holdings, Inc., Class A	33	694
Golden Entertainment, Inc.	67	839
Grand Canyon Education, Inc.*	56	2,326
Gray Television, Inc.*	28	314
Group 1 Automotive, Inc.	21	1,246
Guess?, Inc.	168	2,794
Habit Restaurants, Inc., Class A*	15	230
Haverty Furniture Cos., Inc.	194	3,880
Helen of Troy Ltd.*	11	994
Hibbett Sports, Inc.*(a)	91	3,492
Hooker Furniture Corp.	111	2,582
Horizon Global Corp.*	204	3,635
Houghton Mifflin Harcourt Co.*	37	590
HSN, Inc.	18	752

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Consumer Discretionary (Continued)
IMAX Corp.*	17	$518
Installed Building Products, Inc.*	14	467
International Speedway Corp., Class A	82	2,730
Interval Leisure Group, Inc.	28	487
Intrawest Resorts Holdings, Inc.*	73	1,089
iRobot Corp.*	72	2,870
Isle of Capri Casinos, Inc.*	62	1,076
J Alexander’s Holdings, Inc.*	115	1,147
Jack in the Box, Inc.	18	1,790
JAKKS Pacific, Inc.*(a)	91	838
Jamba, Inc.*(a)	48	525
Johnson Outdoors, Inc., Class A	55	1,851
K12, Inc.*	84	1,004
KB Home (a)	86	1,350
Kirkland’s, Inc.*	42	526
La Quinta Holdings, Inc.*	30	346
Lands’ End, Inc.*(a)	17	299
La-Z-Boy, Inc.	132	3,520
LGI Homes, Inc.*(a)	36	1,383
Libbey, Inc.	14	248
Liberty Braves Group, Class A*	22	370
Liberty Braves Group, Class C*	43	708
Liberty Media Group LLC, Class A*	76	1,626
Liberty Media Group LLC, Class C*	76	1,616
Liberty TripAdvisor Holdings, Inc., Class A*	17	354
LifeLock, Inc.*	25	416
Lifetime Brands, Inc.	147	1,973
Lindblad Expeditions Holdings, Inc.*	143	1,343
Lithia Motors, Inc., Class A	25	2,069
Luby’s, Inc.*	209	940
Lumber Liquidators Holdings, Inc.*(a)	18	284
M/I Homes, Inc.*	29	671
Malibu Boats, Inc., Class A*	43	589
Marcus Corp.	168	3,965
Marine Products Corp.	106	944
MarineMax, Inc.*	47	932
Marriott Vacations Worldwide Corp.	13	1,002
Mattress Firm Holding Corp.*	11	703
MCBC Holdings, Inc. (a)	72	860
MDC Holdings, Inc.	41	1,071
MDC Partners, Inc., Class A	115	1,419
Meredith Corp.	39	2,069
Meritage Homes Corp.*	25	898
Metaldyne Performance Group, Inc. (a)	30	476
Modine Manufacturing Co.*	222	2,378
Monarch Casino & Resort, Inc.*	63	1,499
Monro Muffler Brake, Inc.	29	1,636
Motorcar Parts of America, Inc.*	9	256
Movado Group, Inc.	97	2,202
MSG Networks, Inc., Class A*	152	2,657
NACCO Industries, Inc., Class A	60	3,992
Nathan’s Famous, Inc.*	37	1,824
National CineMedia, Inc.	120	1,794
Nautilus, Inc.*(a)	10	233
New Home Co, Inc.*(a)	16	174
New Media Investment Group, Inc.	325	5,194
New York Times Co., Class A	93	1,203

	Number of Shares	Value
Consumer Discretionary (Continued)
Nexstar Broadcasting Group, Inc., Class A (a)	21	$1,107
Noodles & Co.*	24	157
Nutrisystem, Inc.	107	3,084
Ollie’s Bargain Outlet Holdings, Inc.*(a)	13	330
Outerwall, Inc.	16	831
Overstock.com, Inc.*	15	231
Oxford Industries, Inc.	25	1,560
Papa John’s International, Inc.	23	1,721
Penn National Gaming, Inc.*	61	865
Perry Ellis International, Inc.*	55	1,025
PetMed Express, Inc.	224	4,516
Pier 1 Imports, Inc. (a)	167	770
Pinnacle Entertainment, Inc.*	221	2,661
Planet Fitness, Inc., Class A*	35	758
Popeyes Louisiana Kitchen, Inc.*	38	2,072
Potbelly Corp.*(a)	220	2,851
Reading International, Inc., Class A*	160	2,165
Red Lion Hotels Corp.*	78	510
Red Robin Gourmet Burgers, Inc.*	19	955
Red Rock Resorts, Inc., Class A	113	2,547
Regis Corp.*(a)	209	2,627
Rent-A-Center, Inc.	46	562
Ruby Tuesday, Inc.*	117	356
Ruth’s Hospitality Group, Inc.	320	4,787
Saga Communications, Inc., Class A	43	1,749
Salem Media Group, Inc.	83	522
Scholastic Corp.	71	2,858
SeaWorld Entertainment, Inc. (a)	94	1,223
Select Comfort Corp.*	55	1,444
Shoe Carnival, Inc.	90	2,669
Shutterfly, Inc.*	39	1,959
Sinclair Broadcast Group, Inc., Class A	44	1,253
Smith & Wesson Holding Corp.*(a)	34	957
Sonic Automotive, Inc., Class A	49	835
Sonic Corp.	84	2,410
Sotheby’s (a)	14	555
Spartan Motors, Inc.	605	5,965
Speedway Motorsports, Inc.	30	537
Sportsman’s Warehouse Holdings, Inc.*	68	697
Standard Motor Products, Inc.	99	4,436
Stein Mart, Inc.	139	1,118
Steven Madden Ltd.*	57	2,000
Stoneridge, Inc.*	189	3,275
Strattec Security Corp.	30	1,257
Strayer Education, Inc.*	53	2,580
Sturm Ruger & Co., Inc. (a)	49	3,003
Superior Industries International, Inc.	292	8,500
Superior Uniform Group, Inc.	59	1,002
Taylor Morrison Home Corp., Class A*	18	318
Tenneco, Inc.*	25	1,396
Texas Roadhouse, Inc.	54	2,391
Tile Shop Holdings, Inc.*	103	1,602
Tilly’s, Inc., Class A*	37	323
Time, Inc.	16	226
TopBuild Corp.*	88	3,003
Tower International, Inc.	68	1,652

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Consumer Discretionary (Continued)
Townsquare Media, Inc., Class A*	30	$293
TRI Pointe Group, Inc.*	87	1,180
Tuesday Morning Corp.*	56	374
UCP, Inc., Class A*	64	540
Unifi, Inc.*	60	1,562
Unique Fabricating, Inc.	13	164
Universal Electronics, Inc.*	36	2,665
Vera Bradley, Inc.*	124	1,855
Vitamin Shoppe, Inc.*	92	2,550
Wayfair, Inc., Class A*(a)	11	424
WCI Communities, Inc.*	36	678
West Marine, Inc.*	245	2,261
Weyco Group, Inc.	19	485
Wingstop, Inc.	20	606
Winmark Corp.	21	2,176
Winnebago Industries, Inc.	241	5,801
Wolverine World Wide, Inc.	40	956
World Wrestling Entertainment, Inc., Class A	149	3,095
ZAGG, Inc.*	70	509
Zoe’s Kitchen, Inc.*	40	1,089
Zumiez, Inc.*(a)	48	802

		430,379

Consumer Staples — 3.4%
Alliance One International, Inc.*	10	212
Amplify Snack Brands, Inc.*(a)	45	762
Andersons, Inc.	61	2,254
B&G Foods, Inc.	19	902
Boston Beer Co, Inc., Class A*(a)	6	1,096
Calavo Growers, Inc.	75	4,421
Cal-Maine Foods, Inc. (a)	40	1,838
Central Garden & Pet Co.*(a)	48	1,233
Central Garden & Pet Co., Class A*	156	3,783
Chefs’ Warehouse, Inc.*	17	187
Coca-Cola Bottling Co. Consolidated	19	2,856
Craft Brew Alliance, Inc.*	23	457
Darling Ingredients, Inc.*	93	1,309
Dean Foods Co. (a)	129	2,220
Elizabeth Arden, Inc.*	15	209
Farmer Brothers Co.*	59	1,889
Fresh Del Monte Produce, Inc.	55	3,199
HRG Group, Inc.*	34	550
Ingles Markets, Inc., Class A	61	2,308
Inter Parfums, Inc.	32	1,093
J&J Snack Foods Corp.	20	2,440
John B Sanfilippo & Son, Inc.	46	2,365
Lancaster Colony Corp.	11	1,480
Landec Corp.*	180	2,333
Lifevantage Corp.*(a)	114	1,398
Limoneira Co.	16	266
Medifast, Inc.	109	4,008
MGP Ingredients, Inc.	31	1,238
National Beverage Corp.*	10	497
Natural Grocers by Vitamin Cottage, Inc.*	13	161
Nature’s Sunshine Products, Inc.	34	462
Nutraceutical International Corp.*	106	2,685

	Number of Shares	Value
Consumer Staples (Continued)
Oil-Dri Corp. of America	79	$2,985
Omega Protein Corp.*	160	4,034
Orchids Paper Products Co. (a)	43	1,203
Performance Food Group Co.*	14	360
PriceSmart, Inc.	17	1,420
Primo Water Corp.*	31	359
Revlon, Inc., Class A*	7	253
Sanderson Farms, Inc.	46	4,427
Seneca Foods Corp., Class A*	59	1,741
Smart & Final Stores, Inc.*(a)	74	946
Snyder’s-Lance, Inc.	31	1,096
SpartanNash Co.	114	3,650
SUPERVALU, Inc.*	42	230
Synutra International, Inc.*	46	180
Tootsie Roll Industries, Inc. (a)	51	1,943
Turning Point Brands, Inc.*	24	310
United Natural Foods, Inc.*	27	1,231
Universal Corp.	79	4,753
USANA Health Sciences, Inc.*	7	957
Vector Group Ltd. (a)	59	1,316
Village Super Market, Inc., Class A	109	3,487
WD-40 Co.	30	3,551
Weis Markets, Inc.	61	3,107

		95,650

Energy — 1.1%
Adams Resources & Energy, Inc.	4	148
Ardmore Shipping Corp. (a)	84	607
Atwood Oceanics, Inc. (a)	37	292
DHT Holdings, Inc.	241	1,039
Dorian LPG Ltd.*(a)	36	192
Era Group, Inc.*	18	131
Evolution Petroleum Corp.	117	663
Exterran Corp.*	259	3,660
Forum Energy Technologies, Inc.*	22	387
GasLog Ltd.	12	163
Gener8 Maritime, Inc.*(a)	40	200
Green Plains, Inc.	11	267
Hornbeck Offshore Services, Inc.*(a)	20	109
Matrix Service Co.*	160	2,958
McDermott International, Inc.*(a)	137	717
Natural Gas Services Group, Inc.*	139	3,286
Navios Maritime Acquisition Corp.	217	315
Newpark Resources, Inc.*	78	551
Nordic American Tankers Ltd. (a)	197	2,021
Oil States International, Inc.*	42	1,303
Overseas Shipholding Group, Inc., Class A	71	770
Panhandle Oil and Gas, Inc., Class A	48	830
Parker Drilling Co.*	100	215
PDC Energy, Inc.*	12	797
PHI, Inc.*	18	335
Renewable Energy Group, Inc.*	67	601
REX American Resources Corp.*	34	2,735
RSP Permian, Inc.*	5	195
Scorpio Tankers, Inc.	148	724
SEACOR Holdings, Inc.*(a)	29	1,705
Ship Finance International Ltd. (a)	109	1,645

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Energy (Continued)
Synergy Resources Corp.*	31	$203
Teekay Tankers Ltd., Class A	46	120
TETRA Technologies, Inc.*	194	1,174
US Silica Holdings, Inc.	8	314
Western Refining, Inc. (a)	9	226

		31,598

Financials — 29.7%
1st Source Corp.	74	2,619
Access National Corp.	66	1,470
ACNB Corp. (a)	91	2,475
AG Mortgage Investment Trust, Inc. REIT	156	2,468
Allegiance Bancshares, Inc.*	38	997
Ambac Financial Group, Inc.*	83	1,506
American Capital Mortgage Investment Corp. REIT	143	2,439
American Equity Investment Life Holding Co.	64	1,128
American National Bankshares, Inc.	98	2,623
Ameris Bancorp	77	2,681
AMERISAFE, Inc.	93	5,581
Ames National Corp.	73	1,987
Anworth Mortgage Asset Corp. REIT	642	3,139
Apollo Commercial Real Estate Finance, Inc. REIT	243	3,961
Apollo Residential Mortgage, Inc. REIT	119	1,623
Ares Commercial Real Estate Corp. REIT	537	6,750
Argo Group International Holdings Ltd.	99	5,617
Arlington Asset Investment Corp., Class A (a)	43	640
ARMOUR Residential REIT, Inc. REIT	192	4,270
Arrow Financial Corp.	106	3,436
Astoria Financial Corp.	152	2,326
Atlantic Capital Bancshares, Inc.*	28	431
Atlas Financial Holdings, Inc.*	94	1,648
Baldwin & Lyons, Inc., Class B	117	2,953
Banc of California, Inc.	143	3,192
BancFirst Corp.	26	1,784
Banco Latinoamericano de Comercio Exterior SA, Class E	177	5,114
BancorpSouth, Inc.	59	1,469
Bank Mutual Corp.	242	1,888
Bank of Marin Bancorp	51	2,485
Bank of the Ozarks, Inc.	50	1,959
BankFinancial Corp.	115	1,419
Bankwell Financial Group, Inc.	7	157
Banner Corp.	28	1,240
Bar Harbor Bankshares (a)	56	2,061
Bear State Financial, Inc. (a)	84	786
Beneficial Bancorp, Inc.	179	2,699
Berkshire Hills Bancorp, Inc.	127	3,542
BGC Partners, Inc., Class A	265	2,324
Blue Capital Reinsurance Holdings Ltd.	111	1,931
Blue Hills Bancorp, Inc.	122	1,799
BNC Bancorp	130	3,194
BofI Holding, Inc.*(a)	50	1,075
Boston Private Financial Holdings, Inc.	206	2,653

	Number of Shares	Value
Financials (Continued)
Bridge Bancorp, Inc.	93	$2,772
Brookline Bancorp, Inc.	300	3,582
Bryn Mawr Bank Corp.	94	3,024
BSB Bancorp, Inc.*	69	1,670
C&F Financial Corp.	45	1,913
Calamos Asset Management, Inc., Class A	75	524
California First National Bancorp	25	375
Camden National Corp.	63	2,913
Capital Bank Financial Corp., Class A	61	1,910
Capital City Bank Group, Inc.	106	1,483
Capitol Federal Financial, Inc.	173	2,488
Capstead Mortgage Corp. REIT	463	4,593
Cardinal Financial Corp.	108	2,900
Carolina Financial Corp.	91	1,952
Cascade Bancorp*	142	855
Cash America International, Inc.	168	7,313
Cathay General Bancorp	45	1,414
CenterState Banks, Inc.	210	3,776
Central Pacific Financial Corp.	131	3,352
Central Valley Community Bancorp	127	1,951
Century Bancorp, Inc., Class A	35	1,536
Charter Financial Corp.	134	1,762
Chemical Financial Corp. (a)	81	3,745
Chemung Financial Corp. (a)	43	1,263
Citizens & Northern Corp.	119	2,573
Citizens, Inc.*	251	2,731
City Holding Co.	73	3,693
Clifton Bancorp, Inc.	118	1,752
CNB Financial Corp.	143	2,881
CNO Financial Group, Inc.	78	1,267
CoBiz Financial, Inc.	182	2,390
Codorus Valley Bancorp, Inc.	143	2,976
Cohen & Steers, Inc.	37	1,559
Colony Capital, Inc., Class A REIT (a)	92	1,699
Columbia Banking System, Inc.	68	2,247
Community Bank System, Inc.	62	2,942
Community Trust Bancorp, Inc.	101	3,723
CommunityOne Bancorp*	12	162
ConnectOne Bancorp, Inc.	126	2,242
County Bancorp, Inc.	54	1,134
Cowen Group, Inc., Class A*(a)	76	285
Crawford & Co., Class B	49	556
CU Bancorp*	57	1,379
CVB Financial Corp.	100	1,779
CYS Investments, Inc. REIT	408	3,594
Diamond Hill Investment Group, Inc.	19	3,598
Dime Community Bancshares, Inc.	178	3,143
Donegal Group, Inc., Class A	116	1,866
Dynex Capital, Inc. REIT	550	4,042
Eagle Bancorp, Inc.*	47	2,433
eHealth, Inc.*	22	247
EMC Insurance Group, Inc.	95	2,646
Employers Holdings, Inc.	212	6,460
Encore Capital Group, Inc.*(a)	43	927
Enstar Group Ltd.*	3	500
Enterprise Bancorp, Inc.	72	1,788
Enterprise Financial Services Corp.	147	4,528

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Financials (Continued)
Equity Bancshares, Inc., Class A*	23	$556
ESSA Bancorp, Inc.	106	1,457
Essent Group Ltd.*	63	1,675
EverBank Financial Corp.	69	1,324
Evercore Partners, Inc., Class A	42	2,152
EZCORP, Inc., Class A*	42	435
Farmers Capital Bank Corp.	67	2,003
Farmers National Banc Corp.	195	1,944
FBL Financial Group, Inc., Class A (a)	26	1,719
FBR & Co.	13	184
FCB Financial Holdings, Inc., Class A*	66	2,528
Federal Agricultural Mortgage Corp., Class C	134	5,491
Federated National Holding Co.	106	1,937
Fidelity & Guaranty Life	28	666
Fidelity Southern Corp.	140	2,513
Financial Engines, Inc. (a)	15	480
Financial Institutions, Inc.	131	3,521
First BanCorp*	111	544
First Bancorp, Inc.	126	2,836
First Bancorp/Southern Pines NC	177	3,549
First Busey Corp.	134	3,129
First Business Financial Services, Inc.	100	2,278
First Cash Financial Services, Inc.	84	4,344
First Citizens BancShares, Inc., Class A	4	1,140
First Commonwealth Financial Corp.	311	3,175
First Community Bancshares, Inc.	186	4,458
First Community Financial Partners, Inc.*(a)	53	474
First Connecticut Bancorp, Inc.	124	2,172
First Defiance Financial Corp.	84	3,821
First Financial Bancorp	177	3,859
First Financial Bankshares, Inc. (a)	47	1,721
First Financial Corp.	78	3,189
First Financial Northwest, Inc. (a)	110	1,442
First Foundation, Inc.*	104	2,605
First Internet Bancorp(a)	33	787
First Interstate BancSystem, Inc., Class A	118	3,627
First Merchants Corp.	129	3,502
First Midwest Bancorp, Inc.	134	2,622
First NBC Bank Holding Co.*	27	353
First Northwest Bancorp*(a)	54	711
First of Long Island Corp.	104	3,411
Flushing Financial Corp.	156	3,618
FNB Corp.	101	1,261
FNFV Group*	622	8,018
Franklin Financial Network, Inc.*	71	2,467
Fulton Financial Corp.	130	1,880
GAIN Capital Holdings, Inc.	74	476
GAMCO Investors, Inc., Class A	34	1,043
German American Bancorp, Inc.	102	3,760
Glacier Bancorp, Inc.	63	1,886
Global Indemnity PLC*	75	2,164
Great Ajax Corp. REIT	120	1,645
Great Southern Bancorp, Inc.	69	2,904
Great Western Bancorp, Inc.	93	3,184
Green Bancorp, Inc.*	24	245
Green Dot Corp., Class A*	110	2,552

	Number of Shares	Value
Financials (Continued)
Greene County Bancorp, Inc.	41	$679
Greenhill & Co., Inc.	36	826
Guaranty Bancorp	118	2,181
Hallmark Financial Services, Inc.*	204	2,156
Hancock Holding Co.	55	1,795
Hanmi Financial Corp.	116	3,043
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	87	2,086
HCI Group, Inc. (a)	54	1,717
Heartland Financial USA, Inc.	77	2,797
Hennessy Advisors, Inc.	33	1,122
Heritage Commerce Corp.	206	2,367
Heritage Financial Corp.	204	3,770
Heritage Insurance Holdings, Inc.	123	1,688
Heritage Oaks Bancorp	194	1,566
Hilltop Holdings, Inc.*	58	1,313
Hingham Institution for Savings	16	2,079
Home Bancorp, Inc.	95	2,740
Home BancShares, Inc.	59	1,381
HomeStreet, Inc.*	103	2,684
HomeTrust Bancshares, Inc.*	104	1,988
Hope Bancorp, Inc.	334	5,745
Horace Mann Educators Corp.	106	3,874
Horizon Bancorp	97	2,717
Houlihan Lokey, Inc.	79	1,956
IBERIABANK Corp.	21	1,444
Independence Holding Co.	41	720
Independent Bank Corp.	92	1,500
Independent Bank Corp./Rockland MA	55	2,914
Independent Bank Group, Inc.	28	1,230
Infinity Property & Casualty Corp.	71	5,982
International Bancshares Corp.	74	2,194
INTL. FCStone, Inc.*	76	2,738
Invesco Mortgage Capital, Inc. REIT	233	3,667
Investment Technology Group, Inc.	131	2,015
Investors Bancorp, Inc.	80	980
Investors Title Co.	31	3,040
iStar, Inc. REIT*	32	346
James River Group Holdings Ltd.	81	2,960
Janus Capital Group, Inc.	54	803
KCG Holdings, Inc., Class A*	224	3,237
Kearny Financial Corp.	156	2,136
Kemper Corp.	69	2,584
Ladder Capital Corp. REIT	90	1,195
Ladenburg Thalmann Financial Services, Inc.*	66	151
Lake Sunapee Bank Group	107	1,917
Lakeland Bancorp, Inc.	234	3,194
Lakeland Financial Corp.	123	4,408
LCNB Corp.	107	1,882
LegacyTexas Financial Group, Inc.	67	2,032
LendingTree, Inc.*	8	776
Macatawa Bank Corp. (a)	275	2,139
Maiden Holdings Ltd.	309	4,267
MainSource Financial Group, Inc.	138	3,330
Manning & Napier, Inc.	241	1,851
Marlin Business Services Corp.	71	1,335

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Financials (Continued)
MB Financial, Inc.	43	$1,685
MBIA, Inc.*	75	604
MBT Financial Corp.	153	1,297
Mercantile Bank Corp.	134	3,591
Merchants Bancshares, Inc.	48	1,594
Meridian Bancorp, Inc.	179	2,796
Meta Financial Group, Inc.	67	4,124
Middleburg Financial Corp.	57	1,623
Midland States Bancorp, Inc.	11	268
MidWestOne Financial Group, Inc.	61	1,819
Moelis & Co., Class A	129	3,477
MutualFirst Financial, Inc. (a)	67	1,859
National Bank Holdings Corp., Class A	64	1,532
National Bankshares, Inc. (a)	78	2,799
National Commerce Corp.*	65	1,750
National General Holdings Corp.	86	1,960
National Interstate Corp.	63	2,049
National Western Life Group, Inc., Class A	16	3,104
Nationstar Mortgage Holdings, Inc.*	17	270
Navigators Group, Inc.	48	4,510
NBT Bancorp, Inc.	133	4,295
Nelnet, Inc., Class A	63	2,230
New Residential Investment Corp. REIT	96	1,378
New York Mortgage Trust, Inc. REIT (a)	394	2,380
Nicolet Bankshares, Inc.*	63	2,358
NMI Holdings, Inc., Class A*	43	341
Northfield Bancorp, Inc.	146	2,320
Northrim BanCorp, Inc.	86	2,210
Northwest Bancshares, Inc.	215	3,337
OceanFirst Financial Corp.	123	2,438
OFG Bancorp	89	971
Old Line Bancshares, Inc.	96	1,857
Old National Bancorp	160	2,266
Old Second Bancorp, Inc.	101	824
OM Asset Management PLC	41	553
OneBeacon Insurance Group Ltd., Class A	230	3,257
Oppenheimer Holdings, Inc., Class A	16	257
Opus Bank	45	1,571
Orchid Island Capital, Inc. REIT (a)	118	1,238
Oritani Financial Corp.	214	3,439
Orrstown Financial Services, Inc.	71	1,448
Owens Realty Mortgage, Inc. REIT	192	3,264
Pacific Continental Corp.	205	3,382
Pacific Mercantile Bancorp*	131	1,006
Pacific Premier Bancorp, Inc.*	152	4,102
Park National Corp. (a)	28	2,678
Park Sterling Corp.	419	3,553
Peapack Gladstone Financial Corp.	86	1,718
Penns Woods Bancorp, Inc.	41	1,811
PennyMac Financial Services, Inc., Class A*	105	1,738
PennyMac Mortgage Investment Trust REIT	28	427
Peoples Bancorp, Inc.	89	2,116
Peoples Financial Services Corp.	53	2,037
People’s Utah Bancorp	64	1,260
PHH Corp.*	15	229
Pinnacle Financial Partners, Inc.	47	2,664
Piper Jaffray Cos.*	87	3,861

	Number of Shares	Value
Financials (Continued)
PJT Partners, Inc., Class A	87	$2,146
PRA Group, Inc.*	18	576
Preferred Bank	91	3,190
Premier Financial Bancorp, Inc.	113	1,889
Primerica, Inc. (a)	46	2,619
PrivateBancorp, Inc.	20	919
Prosperity Bancshares, Inc.	17	943
Provident Bancorp, Inc.*	15	237
Provident Financial Holdings, Inc.	13	248
Provident Financial Services, Inc.	153	3,300
Pzena Investment Management, Inc., Class A	71	551
QCR Holdings, Inc.	126	3,934
Radian Group, Inc.	17	233
Redwood Trust, Inc. REIT	27	400
Regional Management Corp.*	105	2,270
Renasant Corp.	110	3,899
Republic Bancorp, Inc., Class A	73	2,337
Republic First Bancorp, Inc.*	210	861
Resource America, Inc., Class A	38	371
Resource Capital Corp. REIT	132	1,752
RLI Corp.	34	2,413
S&T Bancorp, Inc.	96	2,760
Safety Insurance Group, Inc.	39	2,592
Sandy Spring Bancorp, Inc.	125	3,941
Seacoast Banking Corp. of Florida*	124	2,040
Selective Insurance Group, Inc.	140	5,586
ServisFirst Bancshares, Inc.	60	3,145
Shore Bancshares, Inc.	161	1,872
SI Financial Group, Inc.	128	1,724
Sierra Bancorp	131	2,388
Silvercrest Asset Management Group, Inc., Class A	74	917
Simmons First National Corp., Class A	52	2,610
South State Corp.	31	2,356
Southern First Bancshares, Inc.*(a)	90	2,551
Southern Missouri Bancorp, Inc.	97	2,378
Southern National Bancorp of Virginia, Inc.	143	1,776
Southside Bancshares, Inc.	117	3,843
Southwest Bancorp, Inc.	68	1,331
State Auto Financial Corp.	75	1,722
State Bank Financial Corp. (a)	84	1,937
State National Cos., Inc.	255	2,593
Sterling Bancorp	106	1,892
Stewart Information Services Corp.	91	4,166
Stifel Financial Corp.*	13	512
Stock Yards Bancorp, Inc.	131	4,180
Stonegate Bank	94	3,061
Suffolk Bancorp	74	2,616
Summit Financial Group, Inc.	92	1,788
Sun Bancorp, Inc.	38	868
Talmer Bancorp, Inc., Class A	173	4,024
Territorial Bancorp, Inc.	84	2,399
Texas Capital Bancshares, Inc.*	15	788
Third Point Reinsurance Ltd.*	42	547
Tiptree Financial, Inc., Class A	81	442
Tompkins Financial Corp.	66	4,879

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Financials (Continued)
Towne Bank (a)	177	$4,211
TriCo Bancshares	132	3,569
TriState Capital Holdings, Inc.*	152	2,275
Triumph Bancorp, Inc.*	188	3,595
Trupanion, Inc.*	52	782
TrustCo Bank Corp.	465	3,320
Trustmark Corp.	116	3,290
UMB Financial Corp.	21	1,277
Umpqua Holdings Corp.	55	903
Union Bankshares Corp.	151	4,202
Union Bankshares, Inc. (a)	51	1,737
United Bankshares, Inc. (a)	35	1,379
United Community Banks, Inc.	105	2,203
United Community Financial Corp.	256	1,667
United Financial Bancorp, Inc.	302	4,225
United Fire Group, Inc.	141	6,093
United Insurance Holdings Corp.	53	835
Universal Insurance Holdings, Inc.	147	3,643
Univest Corp. of Pennsylvania	225	5,251
Valley National Bancorp	141	1,361
Value Line, Inc.	11	196
Veritex Holdings, Inc.*	83	1,423
Virtu Financial, Inc., Class A	48	783
Waddell & Reed Financial, Inc., Class A (a)	24	446
Walker & Dunlop, Inc.*	29	768
Washington Federal, Inc.	85	2,252
Washington Trust Bancorp, Inc.	77	3,246
WashingtonFirst Bankshares, Inc.	71	1,766
Waterstone Financial, Inc.	145	2,450
Webster Financial Corp.	25	966
WesBanco, Inc.	78	2,553
West Bancorporation, Inc.	127	2,493
Westamerica Bancorporation (a)	50	2,542
Western Asset Mortgage Capital Corp. REIT	145	1,534
Westfield Financial, Inc. (a)	163	1,234
Westwood Holdings Group, Inc.	74	3,704
Wintrust Financial Corp.	27	1,501
WisdomTree Investments, Inc. (a)	19	199
World Acceptance Corp.*	13	625
WSFS Financial Corp.	109	4,240
Xenith Bankshares, Inc.*	95	222
Yadkin Financial Corp.	91	2,375
Your Community Bankshares, Inc.	61	2,381

		825,575

Health Care — 6.3%
Abaxis, Inc.	38	1,905
Accuray, Inc.*(a)	36	192
Aceto Corp.	54	1,090
Acorda Therapeutics, Inc.*	22	530
Addus HomeCare Corp.*	17	408
Adeptus Health, Inc., Class A*(a)	3	128
Air Methods Corp.*(a)	42	1,478
Albany Molecular Research, Inc.*(a)	18	267
Almost Family, Inc.*	20	737
Amedisys, Inc.*	24	1,155
American Renal Associates Holdings, Inc.*(a)	21	446

	Number of Shares	Value
Health Care (Continued)
AMN Healthcare Services, Inc.*	60	$2,174
Amphastar Pharmaceuticals, Inc.*	67	1,273
Analogic Corp.	48	4,272
AngioDynamics, Inc.*	62	1,026
Anika Therapeutics, Inc.*	46	2,173
Aptevo Therapeutics, Inc.*	18	49
Atrion Corp.	9	4,067
BioSpecifics Technologies Corp.*	10	366
BioTelemetry, Inc.*	55	1,016
Cambrex Corp.*	40	1,713
Cantel Medical Corp.	23	1,739
Capital Senior Living Corp.*	38	653
Catalent, Inc.*	12	303
Chemed Corp.	25	3,373
Civitas Solutions, Inc.*	47	855
Computer Programs & Systems, Inc.	33	852
Concert Pharmaceuticals, Inc.*	10	97
CONMED Corp.	25	1,020
CorVel Corp.*	68	2,614
Cross Country Healthcare, Inc.*	137	1,667
CryoLife, Inc.	191	3,046
Cutera, Inc.*	14	153
Cynosure, Inc., Class A*	67	3,490
Dermira, Inc.*	7	217
Emergent BioSolutions, Inc.*	36	959
Enanta Pharmaceuticals, Inc.*	13	286
Endologix, Inc.*(a)	19	231
Ensign Group, Inc.	29	545
Evolent Health, Inc., Class A*(a)	15	373
Exactech, Inc.*	139	3,863
Five Prime Therapeutics, Inc.*	6	264
Genomic Health, Inc.*	24	635
Globus Medical, Inc., Class A*	91	2,114
Haemonetics Corp.*	27	1,003
Halyard Health, Inc.*	7	255
HealthEquity, Inc.*	14	456
HealthSouth Corp.	20	814
HealthStream, Inc.*	23	612
Healthways, Inc.*	153	3,827
Heska Corp.*	44	2,401
HMS Holdings Corp.*	78	1,701
ICU Medical, Inc.*	25	3,119
Impax Laboratories, Inc.*	6	145
INC Research Holdings, Inc., Class A*	30	1,309
Inogen, Inc.*	31	1,799
Insulet Corp.*	16	677
Integra LifeSciences Holdings Corp.*	8	691
Intellia Therapeutics, Inc.*(a)	8	156
Invacare Corp.	24	285
IRIDEX Corp.*(a)	55	821
Ironwood Pharmaceuticals, Inc.*(a)	14	187
Kindred Healthcare, Inc.	50	552
Landauer, Inc.	79	3,754
Lannett Co., Inc.*(a)	7	237
LeMaitre Vascular, Inc.	185	3,400
Lexicon Pharmaceuticals, Inc.*(a)	28	389
LHC Group, Inc.*	72	2,560

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Health Care (Continued)
Ligand Pharmaceuticals, Inc.*(a)	7	$723
Luminex Corp.*	195	4,109
Magellan Health, Inc.*	92	5,255
Masimo Corp.*	45	2,661
Medidata Solutions, Inc.*	4	216
Meridian Bioscience, Inc.	238	4,629
Merit Medical Systems, Inc.*	112	2,715
MiMedx Group, Inc.*	50	362
Molina Healthcare, Inc.*	14	753
Myriad Genetics, Inc.*	50	1,018
National HealthCare Corp.	50	3,249
National Research Corp., Class A	38	602
Natus Medical, Inc.*	42	1,634
Nektar Therapeutics*	12	214
Neogen Corp.*	39	2,303
Nobilis Health Corp.*(a)	61	214
NuVasive, Inc.*	18	1,179
NxStage Medical, Inc.*	114	2,606
Omnicell, Inc.*	57	2,142
Ophthotech Corp.*	6	317
OraSure Technologies, Inc.*	240	2,057
Orthofix International NV*	94	4,240
Owens & Minor, Inc.	151	5,190
PAREXEL International Corp.*	14	952
PDL BioPharma, Inc.	473	1,376
PharMerica Corp.*	53	1,339
Phibro Animal Health Corp., Class A	35	849
PRA Health Sciences, Inc.*	13	657
Press Ganey Holdings, Inc.*	12	484
Prestige Brands Holdings, Inc.*	21	1,011
Providence Service Corp.*	61	2,875
Quality Systems, Inc.	27	318
Quidel Corp.*	43	936
Quorum Health Corp.*	161	990
RadNet, Inc.*	77	521
Repligen Corp.*	16	496
RTI Surgical, Inc.*	70	225
SciClone Pharmaceuticals, Inc.*	159	1,601
Select Medical Holdings Corp.*	49	582
Spectrum Pharmaceuticals, Inc.*	59	313
Surgery Partners, Inc.*	63	1,213
Surgical Care Affiliates, Inc.*	46	1,898
Surmodics, Inc.*	108	3,075
Triple-S Management Corp., Class B*	260	5,691
US Physical Therapy, Inc.	63	3,972
Utah Medical Products, Inc.	46	2,898
Vascular Solutions, Inc.*	82	3,950
Vocera Communications, Inc.*	43	701
Zeltiq Aesthetics, Inc.*(a)	11	419

		174,694

Industrials — 17.8%
AAON, Inc.	94	2,660
AAR Corp.	22	541
ABM Industries, Inc.	152	5,841
ACCO Brands Corp.*	392	3,920
Actuant Corp., Class A	120	2,860
Advanced Drainage Systems, Inc.	22	509

	Number of Shares	Value
Industrials (Continued)
Advisory Board Co.*	6	$253
Aegion Corp.*	226	4,186
Aerojet Rocketdyne Holdings, Inc.*	68	1,222
Aerovironment, Inc.*	91	2,251
Air Transport Services Group, Inc.*	337	4,880
Aircastle Ltd.	73	1,580
Alamo Group, Inc.	60	3,889
Albany International Corp., Class A	71	3,005
Allegiant Travel Co.	11	1,521
Allied Motion Technologies, Inc. (a)	21	473
Altra Industrial Motion Corp.	112	3,158
American Railcar Industries, Inc.	15	622
American Science & Engineering, Inc.	19	699
American Woodmark Corp.*	34	2,958
Apogee Enterprises, Inc.	41	1,984
Applied Industrial Technologies, Inc.	104	4,942
ARC Document Solutions, Inc.*	68	230
ArcBest Corp.	14	256
Argan, Inc.	32	1,530
Armstrong Flooring, Inc.*	148	3,052
Astec Industries, Inc.	72	4,233
Astronics Corp.*	14	627
Atlas Air Worldwide Holdings, Inc.*	37	1,374
AZZ, Inc.	57	3,787
Babcock & Wilcox Enterprises, Inc.*	234	3,826
Barnes Group, Inc.	54	2,232
Barrett Business Services, Inc.	31	1,446
Beacon Roofing Supply, Inc.*	50	2,299
Blue Bird Corp.*(a)	69	1,000
Brady Corp., Class A	140	4,689
Briggs & Stratton Corp.	306	5,817
Brink’s Co.	100	3,650
Caesarstone Ltd.*	10	393
Casella Waste Systems, Inc., Class A*	444	4,036
CBIZ, Inc.*	421	4,762
CEB, Inc.	12	722
CECO Environmental Corp.	31	341
Chart Industries, Inc.*	14	422
CIRCOR International, Inc.	21	1,240
CLARCOR, Inc.	23	1,506
Columbus McKinnon Corp.	67	1,177
Comfort Systems USA, Inc.	198	5,621
CompX International, Inc.	18	217
Continental Building Products, Inc.*	59	1,310
Costamare, Inc.	24	211
Covenant Transportation Group, Inc., Class A*	18	347
CRA International, Inc.*	68	1,844
CSW Industrials, Inc.*	72	2,324
Cubic Corp.	53	2,481
Curtiss-Wright Corp.	16	1,438
Deluxe Corp.	27	1,841
DigitalGlobe, Inc.*	51	1,382
Douglas Dynamics, Inc.	202	6,480
Ducommun, Inc.*	19	451
Dycom Industries, Inc.*	8	649
Dynamic Materials Corp.	20	220

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Industrials (Continued)
Echo Global Logistics, Inc.*	11	$284
EMCOR Group, Inc.	60	3,436
Encore Wire Corp.	51	1,975
EnerSys	19	1,337
Ennis, Inc.	398	6,599
EnPro Industries, Inc.	30	1,617
ESCO Technologies, Inc.	110	4,963
Essendant, Inc.	99	1,918
Esterline Technologies Corp.*	14	1,077
Exponent, Inc.	76	3,833
Federal Signal Corp.	197	2,583
Forward Air Corp.	47	2,166
Franklin Covey Co.*	72	1,169
Franklin Electric Co., Inc.	63	2,410
FreightCar America, Inc.	40	576
FTI Consulting, Inc.*	51	2,259
G&K Services, Inc., Class A	40	3,893
GATX Corp. (a)	41	1,798
Gencor Industries, Inc.*(a)	102	1,168
Generac Holdings, Inc.*	22	821
General Cable Corp.	71	1,145
Gibraltar Industries, Inc.*	134	5,113
Global Brass & Copper Holdings, Inc.	252	7,074
GMS, Inc.*	13	318
Gorman-Rupp Co.	71	1,928
GP Strategies Corp.*	34	813
Graham Corp.	60	1,147
Granite Construction, Inc.	67	3,216
Great Lakes Dredge & Dock Corp.*	180	695
Greenbrier Cos., Inc. (a)	11	373
Griffon Corp.	171	2,928
H&E Equipment Services, Inc.	66	1,051
Hardinge, Inc.	243	2,569
Harsco Corp.	27	269
Hawaiian Holdings, Inc.*	96	4,510
Healthcare Services Group, Inc.	59	2,382
Heartland Express, Inc. (a)	89	1,694
Heidrick & Struggles International, Inc.	101	1,888
Heritage-Crystal Clean, Inc.*	30	414
Herman Miller, Inc.	78	2,813
Hill International, Inc.*	135	591
Hillenbrand, Inc.	68	2,186
HNI Corp.	45	2,513
Hub Group, Inc., Class A*	106	4,319
Hurco Cos., Inc.	66	1,783
Huron Consulting Group, Inc.*	23	1,446
Hyster-Yale Materials Handling, Inc.	50	2,587
ICF International, Inc.*	122	5,106
IES Holdings, Inc.*	64	1,060
InnerWorkings, Inc.*	333	2,954
Insperity, Inc.	75	4,916
Insteel Industries, Inc.	220	7,326
Interface, Inc.	77	1,361
John Bean Technologies Corp.	46	3,159
Kadant, Inc.	94	5,042
Kaman Corp.	52	2,334
Kelly Services, Inc., Class A	306	5,851

	Number of Shares	Value
Industrials (Continued)
Kennametal, Inc.	32	$895
Kforce, Inc.	181	3,502
Kimball International, Inc., Class B	305	3,797
KLX, Inc.*	44	1,643
Knight Transportation, Inc.	91	2,557
Knoll, Inc.	127	3,360
Korn/Ferry International	65	1,550
Kratos Defense & Security Solutions, Inc.*	113	789
Lawson Products, Inc.*	47	799
Layne Christensen Co.*	51	458
Lindsay Corp.	28	2,015
LSI Industries, Inc.	296	2,998
Lydall, Inc.*	147	7,062
Manitowoc Co, Inc.	358	1,754
Marten Transport Ltd.	154	3,322
Masonite International Corp.*	23	1,535
MasTec, Inc.*	93	2,739
Matson, Inc.	43	1,659
Matthews International Corp., Class A	47	2,891
McGrath RentCorp	130	4,156
Mercury Systems, Inc.*	134	3,039
Meritor, Inc.*	59	658
Milacron Holdings Corp.*(a)	10	173
Miller Industries, Inc.	242	5,351
Mistras Group, Inc.*	100	2,347
Mobile Mini, Inc.	25	748
Moog, Inc., Class A*	36	2,124
MRC Global, Inc.*	310	4,548
MSA Safety, Inc.	22	1,282
Mueller Industries, Inc.	60	2,074
Mueller Water Products, Inc., Class A	149	1,801
Multi-Color Corp.	24	1,604
MYR Group, Inc.*	149	4,321
National Presto Industries, Inc.	59	5,148
Navigant Consulting, Inc.*	301	5,912
NCI Building Systems, Inc.*	21	318
Nortek, Inc.*	11	946
NOW, Inc.*	41	846
Omega Flex, Inc.	16	613
On Assignment, Inc.*	13	490
Orion Group Holdings, Inc.*	63	375
Park-Ohio Holdings Corp.	12	443
Patrick Industries, Inc.*	7	448
PGT, Inc.*	44	524
Ply Gem Holdings, Inc.*	91	1,271
Powell Industries, Inc.	76	3,021
Preformed Line Products Co.	21	921
Primoris Services Corp.	182	3,498
Proto Labs, Inc.*(a)	13	711
Quad/Graphics, Inc.	154	4,172
Quanex Building Products Corp.	139	2,687
Radiant Logistics, Inc.*	45	131
Raven Industries, Inc.	105	2,577
RBC Bearings, Inc.*	12	949
Resources Connection, Inc.	275	4,150
Rexnord Corp.*	36	796
RPX Corp.*	97	1,016

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Industrials (Continued)
Rush Enterprises, Inc., Class A*	72	$1,712
Rush Enterprises, Inc., Class B*(a)	18	430
Saia, Inc.*	47	1,430
Simpson Manufacturing Co., Inc.	77	3,379
SiteOne Landscape Supply, Inc.*	18	688
SkyWest, Inc.	143	4,037
SP Plus Corp.*	143	3,575
SPX Corp.*	83	1,572
SPX FLOW, Inc.*	81	2,382
Standex International Corp.	39	3,283
Steelcase, Inc., Class A	157	2,346
Sun Hydraulics Corp.	45	1,387
Supreme Industries, Inc., Class A (a)	194	3,345
Swift Transportation Co.*(a)	63	1,172
TASER International, Inc.*(a)	17	460
Team, Inc.*	21	667
Teledyne Technologies, Inc.*	11	1,179
Tennant Co.	57	3,690
Tetra Tech, Inc.	157	5,542
Textainer Group Holdings Ltd.	15	133
Thermon Group Holdings, Inc.*	68	1,280
Titan Machinery, Inc.*(a)	43	461
TRC Cos, Inc.*	29	221
Trex Co., Inc.*	32	1,982
TriMas Corp.*	25	480
TriNet Group, Inc.*	47	987
TrueBlue, Inc.*	66	1,442
Tutor Perini Corp.*	54	1,252
UniFirst Corp.	32	4,108
Universal Forest Products, Inc.	68	7,422
Universal Logistics Holdings, Inc.	23	311
US Ecology, Inc.	56	2,512
USA Truck, Inc.*	24	266
Vectrus, Inc.*	59	1,991
Veritiv Corp.*	78	4,001
Viad Corp.	216	7,724
Vicor Corp.*	31	338
Virgin America, Inc.*(a)	10	557
VSE Corp.	26	856
Wabash National Corp.*	362	5,050
WageWorks, Inc.*	32	1,977
Watts Water Technologies, Inc., Class A	31	1,996
Werner Enterprises, Inc.	85	1,962
Wesco Aircraft Holdings, Inc.*	65	893
West Corp.	22	515
Willis Lease Finance Corp.*(a)	85	2,175
Woodward, Inc.	17	1,066

		495,921

Information Technology — 9.5%
8x8, Inc.*	175	2,322
A10 Networks, Inc.*	19	187
ACI Worldwide, Inc.*	18	344
Acxiom Corp.*	96	2,495
ADTRAN, Inc.	144	2,647
Advanced Energy Industries, Inc.*	37	1,626
Alpha & Omega Semiconductor Ltd.*	168	3,540

	Number of Shares	Value
Information Technology (Continued)
American Software, Inc., Class A	142	$1,478
Amkor Technology, Inc.*	58	528
Angie’s List, Inc.*	30	305
Anixter International, Inc.*	13	831
Applied Micro Circuits Corp.*	23	161
Aspen Technology, Inc.*(a)	29	1,318
AVG Technologies NV*	27	671
AVX Corp.	50	687
Axcelis Technologies, Inc.*	83	974
Badger Meter, Inc.	38	2,508
Bankrate, Inc.*	39	306
Bel Fuse, Inc., Class B	96	2,205
Belden, Inc.	6	448
Benchmark Electronics, Inc.*	134	3,232
Black Box Corp.	49	684
Blackbaud, Inc.	8	539
Blackhawk Network Holdings, Inc.*	37	1,267
Bottomline Technologies de, Inc.*	22	508
Brightcove, Inc.*	29	374
BroadSoft, Inc.*	7	320
Brooks Automation, Inc.	217	2,736
Cabot Microelectronics Corp.	37	1,840
CACI International, Inc., Class A*	11	1,093
CalAmp Corp.*	9	131
Calix, Inc.*	32	238
Callidus Software, Inc.*	36	696
Carbonite, Inc.*	29	405
Cardtronics PLC, Class A*	72	3,234
Care.com, Inc.*	37	387
Cass Information Systems, Inc.	48	2,748
CEVA, Inc.*	76	2,392
Cimpress NV*	5	496
Cirrus Logic, Inc.*	31	1,573
Clearfield, Inc.*	23	417
Coherent, Inc.*	34	3,576
Cohu, Inc.	116	1,261
CommVault Systems, Inc.*	18	928
Comtech Telecommunications Corp.	62	799
Control4 Corp.*	23	254
Convergys Corp.	112	3,341
Cornerstone OnDemand, Inc.*	5	220
CPI Card Group, Inc. (a)	198	1,093
Cray, Inc.*	46	1,053
CSG Systems International, Inc.	80	3,498
CTS Corp.	113	2,179
Cvent, Inc.*	13	425
Daktronics, Inc.	185	1,763
Datalink Corp.*	163	1,588
DHI Group, Inc.*	201	1,556
Diebold, Inc.	7	196
Digi International, Inc.*	196	2,248
Diodes, Inc.*	12	247
DSP Group, Inc.*	131	1,512
EarthLink Holdings Corp.	606	3,860
Ebix, Inc. (a)	37	2,109
Electro Scientific Industries, Inc.*	29	162
Electronics For Imaging, Inc.*	11	518

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Information Technology (Continued)
Ellie Mae, Inc.*	10	$979
EMCORE Corp.	68	337
Entegris, Inc.*	66	1,125
EPAM Systems, Inc.*	5	341
Epiq Systems, Inc.	36	591
ePlus, Inc.*	19	1,720
EVERTEC, Inc.	72	1,228
Exa Corp.*	63	1,000
Exar Corp.*	30	273
ExlService Holdings, Inc.*	93	4,760
Extreme Networks, Inc.*	315	1,238
Fabrinet*	70	2,717
Fair Isaac Corp.	5	640
Fairchild Semiconductor International, Inc.*	43	856
FARO Technologies, Inc.*	23	750
Finisar Corp.*	19	402
Five9, Inc.*	21	315
Fleetmatics Group PLC*	24	1,437
FormFactor, Inc.*	200	2,070
Forrester Research, Inc.	54	2,213
Gigamon, Inc.*	12	530
Global Sources Ltd.*	142	1,183
GrubHub, Inc.*	11	446
GTT Communications, Inc.*	15	318
Hackett Group, Inc.	163	2,665
II-VI, Inc.*	190	4,026
inContact, Inc.*	34	472
Infoblox, Inc.*	9	193
Information Services Group, Inc.*	217	825
Inphi Corp.*	30	1,292
Insight Enterprises, Inc.*	108	3,305
Integrated Device Technology, Inc.*	44	884
Interactive Intelligence Group, Inc.*(a)	4	239
InterDigital, Inc.	10	714
Intersil Corp., Class A	107	2,112
Itron, Inc.*	53	2,524
Ixia*	78	899
IXYS Corp.	76	883
j2 Global, Inc.	8	545
Kimball Electronics, Inc.*	141	1,709
Knowles Corp.*	12	167
Liquidity Services, Inc.*	25	250
Littelfuse, Inc.	23	2,916
LivePerson, Inc.*(a)	31	241
LogMeIn, Inc. (a)	11	918
Lumentum Holdings, Inc.*	32	1,124
ManTech International Corp., Class A	169	6,767
MAXIMUS, Inc.	11	647
MaxLinear, Inc., Class A*	9	173
Mentor Graphics Corp.	46	1,104
Mesa Laboratories, Inc. (a)	21	2,360
Methode Electronics, Inc.	36	1,319
Microsemi Corp.*	8	320
MicroStrategy, Inc., Class A*	9	1,501
MKS Instruments, Inc.	45	2,193
Model N, Inc.*	25	268
MoneyGram International, Inc.*	42	305

	Number of Shares	Value
Information Technology (Continued)
Monolithic Power Systems, Inc.	16	$1,228
Monotype Imaging Holdings, Inc.	56	1,182
Monster Worldwide, Inc.*(a)	57	209
MTS Systems Corp.	42	2,089
Nanometrics, Inc.*	107	2,176
NeoPhotonics Corp.*	19	284
NETGEAR, Inc.*	84	4,788
NeuStar, Inc., Class A*	93	2,363
New Relic, Inc.*(a)	5	183
NIC, Inc.	101	2,321
Novanta, Inc.*	138	2,331
NVE Corp.	27	1,567
OSI Systems, Inc.*	31	2,079
Park Electrochemical Corp.	49	810
Paycom Software, Inc.*(a)	9	462
Paylocity Holding Corp.*(a)	6	270
PC Connection, Inc.	19	495
PDF Solutions, Inc.*	46	770
Pegasystems, Inc.	23	592
Perficient, Inc.*	76	1,518
PFSweb, Inc.*	27	261
Photronics, Inc.*	368	3,518
Planet Payment, Inc.*(a)	251	901
Plantronics, Inc.	33	1,671
Plexus Corp.*	68	3,138
Polycom, Inc.*	75	933
Power Integrations, Inc.	42	2,453
Progress Software Corp.*	42	1,218
Q2 Holdings, Inc.*	6	170
QAD, Inc., Class A	28	649
Qualys, Inc.*	7	241
QuinStreet, Inc.*	38	116
Radisys Corp.*	32	157
Rambus, Inc.*	62	857
RealPage, Inc.*	40	1,030
Reis, Inc.	106	2,067
Rightside Group Ltd.*	25	236
RingCentral, Inc., Class A*	25	549
Rofin-Sinar Technologies, Inc.*	118	3,777
Rogers Corp.*	25	1,398
Rovi Corp.*	19	389
Rubicon Project, Inc.*	29	247
Rudolph Technologies, Inc.*	165	2,894
Sanmina Corp.*	145	3,811
Sapiens International Corp. NV	131	1,762
ScanSource, Inc.*	123	4,208
Semtech Corp.*	37	984
ShoreTel, Inc.*	183	1,468
Sigma Designs, Inc.*	23	173
Silicom Ltd.	9	368
Silicon Laboratories, Inc.*	19	1,089
Silver Spring Networks, Inc.*	93	1,269
Sonus Networks, Inc.*	53	457
SPS Commerce, Inc.*	14	914
Stamps.com, Inc.*(a)	3	290
Sykes Enterprises, Inc.*	177	5,174
Synaptics, Inc.*	5	285

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Information Technology (Continued)
Synchronoss Technologies, Inc.*	6	$251
SYNNEX Corp.	17	1,805
Syntel, Inc.*	7	323
Systemax, Inc.	27	219
Take-Two Interactive Software, Inc.*	27	1,174
Tangoe, Inc.*	26	242
Tech Data Corp.*	10	742
TechTarget, Inc.*	71	572
TeleTech Holdings, Inc.	68	1,928
Tessera Technologies, Inc.	58	1,945
TiVo, Inc.*	114	1,210
Travelport Worldwide Ltd.	95	1,304
TTM Technologies, Inc.*	99	1,062
Ultratech, Inc.*	54	1,351
Universal Display Corp.*	4	230
Veeco Instruments, Inc.*	23	452
Verint Systems, Inc.*	5	171
ViaSat, Inc.*	6	450
Viavi Solutions, Inc.*	53	412
Vishay Intertechnology, Inc.	170	2,407
Vishay Precision Group, Inc.*	70	1,069
Web.com Group, Inc.*	43	751
WebMD Health Corp.*(a)	13	670
Xcerra Corp.*	196	1,149
XO Group, Inc.*	157	2,926
Zix Corp.*	161	613

		262,873

Materials — 4.4%
A Schulman, Inc.	7	179
AEP Industries, Inc.	50	5,530
AK Steel Holding Corp.*(a)	70	312
American Vanguard Corp.	230	3,875
Ampco-Pittsburgh Corp.	111	1,199
Balchem Corp.	23	1,611
Boise Cascade Co.*	38	997
Calgon Carbon Corp.	132	1,914
Carpenter Technology Corp.	57	2,068
Chase Corp.	64	4,120
Chemours Co.	70	923
Chemtura Corp.*	64	1,919
Clearwater Paper Corp.*	66	4,097
Commercial Metals Co.	180	2,794
Deltic Timber Corp.	19	1,348
Ferro Corp.*	44	587
Flotek Industries, Inc.*(a)	32	496
FutureFuel Corp.	129	1,508
GCP Applied Technologies, Inc.*	94	2,750
Gold Resource Corp. (a)	227	1,185
Greif, Inc., Class A	30	1,279
Greif, Inc., Class B	8	448
Handy & Harman Ltd.*	10	223
Hawkins, Inc.	93	4,062
Haynes International, Inc.	35	1,291
HB Fuller Co.	52	2,469
Headwaters, Inc.*	67	1,215
Hecla Mining Co. (a)	163	910

	Number of Shares	Value
Materials (Continued)
Ingevity Corp.*	56	$2,485
Innophos Holdings, Inc.	68	2,871
Innospec, Inc.	131	7,766
Kaiser Aluminum Corp.	32	2,727
KapStone Paper and Packaging Corp.	47	823
KMG Chemicals, Inc.	32	898
Koppers Holdings, Inc.*	160	5,222
Kraton Performance Polymers, Inc.*	69	2,488
Louisiana-Pacific Corp.*	29	565
Materion Corp.	60	1,760
Minerals Technologies, Inc.	31	2,188
Multi Packaging Solutions International Ltd.*	40	561
Myers Industries, Inc.	123	1,765
Neenah Paper, Inc.	55	4,424
Olympic Steel, Inc.	93	1,798
OMNOVA Solutions, Inc.*	187	1,870
PH Glatfelter Co.	194	4,301
PolyOne Corp.	26	896
Quaker Chemical Corp.	37	3,700
Rayonier Advanced Materials, Inc. (a)	56	689
Real Industry, Inc.*	21	144
Schnitzer Steel Industries, Inc., Class A	175	3,287
Schweitzer-Mauduit International, Inc.	69	2,710
Sensient Technologies Corp.	19	1,391
Stepan Co.	68	4,778
Stillwater Mining Co.*	54	683
Summit Materials, Inc., Class A*	14	276
Trecora Resources*	39	426
Tredegar Corp.	79	1,488
Trinseo SA	13	752
UFP Technologies, Inc.*	84	2,087
United States Lime & Minerals, Inc.	16	1,026
Worthington Industries, Inc.	71	3,046

		123,200

Real Estate — 7.0%
Acadia Realty Trust REIT	56	2,069
Agree Realty Corp. REIT	122	5,855
Alexander & Baldwin, Inc.	31	1,244
Alexander’s, Inc. REIT	2	860
Altisource Portfolio Solutions SA*(a)	17	554
American Assets Trust, Inc. REIT	44	1,949
Armada Hoffler Properties, Inc. REIT	412	5,677
Ashford Hospitality Prime, Inc. REIT	55	853
Ashford Hospitality Trust, Inc. REIT	360	2,509
AV Homes, Inc.*(a)	29	440
Bluerock Residential Growth REIT, Inc. REIT (a)	100	1,340
CareTrust REIT, Inc. REIT	99	1,471
CatchMark Timber Trust, Inc., Class A REIT	123	1,439
CBL & Associates Properties, Inc. REIT	146	2,083
Cedar Realty Trust, Inc. REIT	411	3,111
Chatham Lodging Trust REIT	94	1,949
Chesapeake Lodging Trust REIT	75	1,911
City Office REIT, Inc. REIT (a)	74	959
Colony Starwood Homes REIT (a)	14	434

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Real Estate (Continued)
Community Healthcare Trust, Inc. REIT	48	$1,103
Consolidated-Tomoka Land Co.	19	1,002
CorEnergy Infrastructure Trust, Inc. REIT	48	1,412
CoreSite Realty Corp. REIT	35	2,731
Cousins Properties, Inc. REIT	202	2,226
DiamondRock Hospitality Co. REIT	120	1,271
DuPont Fabros Technology, Inc. REIT	31	1,314
Easterly Government Properties, Inc. REIT	138	2,690
EastGroup Properties, Inc. REIT	40	2,935
Education Realty Trust, Inc. REIT	34	1,541
Farmland Partners, Inc. REIT (a)	68	792
FelCor Lodging Trust, Inc. REIT	70	498
First Industrial Realty Trust, Inc. REIT	69	1,985
First Potomac Realty Trust REIT	107	1,077
Franklin Street Properties Corp. REIT	262	3,291
FRP Holdings, Inc.*	7	236
GEO Group, Inc. REIT	41	822
Getty Realty Corp. REIT	201	4,730
Gladstone Commercial Corp. REIT	137	2,466
Global Net Lease, Inc. REIT	125	1,037
Government Properties Income Trust REIT (a)	13	303
Gramercy Property Trust REIT	54	523
Healthcare Realty Trust, Inc. REIT	44	1,543
Hersha Hospitality Trust REIT	94	1,837
HFF, Inc., Class A	50	1,341
Hudson Pacific Properties, Inc. REIT	24	803
Independence Realty Trust, Inc. REIT	376	3,553
InfraREIT, Inc. REIT	20	378
Investors Real Estate Trust REIT	485	3,220
Kennedy-Wilson Holdings, Inc.	41	904
Kite Realty Group Trust REIT	56	1,617
LaSalle Hotel Properties REIT	28	786
Lexington Realty Trust REIT	256	2,762
LTC Properties, Inc. REIT	73	3,790
Mack-Cali Realty Corp. REIT	38	1,055
Marcus & Millichap, Inc.*	10	261
Medical Properties Trust, Inc. REIT	82	1,252
Monmouth Real Estate Investment Corp. REIT	331	4,634
Monogram Residential Trust, Inc. REIT (a)	274	2,882
National Health Investors, Inc. REIT	32	2,569
National Storage Affiliates Trust REIT	199	4,042
New Senior Investment Group, Inc. REIT	38	471
New York REIT, Inc. REIT	110	1,063
NexPoint Residential Trust, Inc. REIT	75	1,568
One Liberty Properties, Inc. REIT	130	3,153
Parkway Properties, Inc. REIT	71	1,278
Pebblebrook Hotel Trust REIT (a)	26	781
Pennsylvania Real Estate Investment Trust REIT (a)	30	753
Physicians Realty Trust REIT	75	1,606
Potlatch Corp. REIT	58	2,196
Preferred Apartment Communities, Inc., Class A REIT	148	2,048
PS Business Parks, Inc. REIT	23	2,548
QTS Realty Trust, Inc., Class A REIT	34	1,842

	Number of Shares	Value
Real Estate (Continued)
RAIT Financial Trust REIT	125	$393
Ramco-Gershenson Properties Trust REIT	185	3,595
RE/MAX Holdings, Inc., Class A	125	5,205
Retail Opportunity Investments Corp. REIT	108	2,409
Rexford Industrial Realty, Inc. REIT	125	2,791
RLJ Lodging Trust REIT	47	1,097
RMR Group, Inc., Class A	22	848
Ryman Hospitality Properties, Inc. REIT (a)	24	1,295
Sabra Health Care REIT, Inc. REIT	79	2,013
Saul Centers, Inc. REIT	32	2,121
Select Income REIT REIT	84	2,292
Seritage Growth Properties, Class A REIT	10	445
Silver Bay Realty Trust Corp. REIT	97	1,846
St Joe Co.*	63	1,190
STAG Industrial, Inc. REIT	70	1,738
Stratus Properties, Inc.*	61	1,158
Summit Hotel Properties, Inc. REIT	410	5,863
Sunstone Hotel Investors, Inc. REIT	160	2,222
Tejon Ranch Co.*	29	688
Terreno Realty Corp. REIT	115	3,077
Tier REIT, Inc. REIT	17	272
UMH Properties, Inc. REIT	176	2,084
Universal Health Realty Income Trust REIT	75	4,619
Urban Edge Properties REIT	58	1,662
Urstadt Biddle Properties, Inc., Class A REIT	222	5,042
Washington Prime Group, Inc. REIT	71	976
Washington Real Estate Investment Trust REIT	87	2,828
Whitestone REIT	177	2,565
Xenia Hotels & Resorts, Inc. REIT	57	960

		194,522

Telecommunication Services — 1.5%
ATN International, Inc.	37	2,418
Boingo Wireless, Inc.*	90	765
Cincinnati Bell, Inc.*	1,145	4,786
Cogent Communications Holdings, Inc.	26	924
Consolidated Communications Holdings, Inc.	217	5,219
FairPoint Communications, Inc.*	43	599
General Communication, Inc., Class A*	241	3,350
Hawaiian Telcom Holdco, Inc.*	71	1,589
IDT Corp., Class B	170	2,531
Inteliquent, Inc.	51	849
Iridium Communications, Inc.*(a)	244	2,032
Lumos Networks Corp.*	73	1,004
NII Holdings, Inc.*	69	230
ORBCOMM, Inc.*	162	1,612
Shenandoah Telecommunications Co.	99	2,546
Spok Holdings, Inc.	338	5,594
Vonage Holdings Corp.*	261	1,516
Windstream Holdings, Inc. (a)	613	5,217

		42,781

Utilities — 3.6%
ALLETE, Inc.	43	2,550
American States Water Co.	77	3,001
Artesian Resources Corp., Class A	108	2,967

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2016

	Number of Shares	Value
Utilities (Continued)
Atlantic Power Corp.	311	$802
Avista Corp.	80	3,250
Black Hills Corp.	28	1,638
California Water Service Group	145	4,421
Chesapeake Utilities Corp.	63	4,010
Connecticut Water Service, Inc.	87	4,034
Consolidated Water Co. Ltd. (a)	163	2,067
Delta Natural Gas Co., Inc.	98	2,438
Dynegy, Inc.*	13	165
El Paso Electric Co.	82	3,747
Empire District Electric Co.	141	4,769
Global Water Resources, Inc. (a)	38	303
IDACORP, Inc.	22	1,674
MGE Energy, Inc.	74	4,066
Middlesex Water Co.	141	4,705
New Jersey Resources Corp.	43	1,446
Northwest Natural Gas Co.	81	4,838
NorthWestern Corp.	38	2,197
NRG Yield, Inc., Class A	68	1,094
NRG Yield, Inc., Class C	20	337
ONE Gas, Inc.	39	2,388
Ormat Technologies, Inc.	34	1,646
Otter Tail Corp.	127	4,348
Pattern Energy Group, Inc.	8	190
PNM Resources, Inc.	82	2,607

	Number of Shares	Value
Utilities (Continued)
Portland General Electric Co.	39	$1,642
SJW Corp.	106	4,525
South Jersey Industries, Inc.	83	2,463
Southwest Gas Corp.	41	2,863
Spark Energy, Inc., Class A (a)	31	899
Spire, Inc.	41	2,653
Talen Energy Corp.*	28	387
TerraForm Global, Inc., Class A*(a)	171	619
Unitil Corp.	178	7,038
WGL Holdings, Inc.	35	2,199
York Water Co.	118	3,339

		100,325

TOTAL COMMON STOCKS (Cost $2,505,912)		2,777,518

SECURITIES LENDING COLLATERAL — 6.1%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c) (Cost $168,631)	168,631	168,631

TOTAL INVESTMENTS — 105.9% (Cost $2,674,543)†		$2,946,149
Other assets and liabilities, net — (5.9%)		(163,892)

NET ASSETS — 100.0%		$2,782,257

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,674,847. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $271,302. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $309,262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,960.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $163,121, which is 5.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,777,518	$—	$—	$2,777,518
Short-Term Investments	168,631	—	—	168,631

TOTAL	$2,946,149	$—	$—	$2,946,149

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2016

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Assets
Investments in non-affiliated securities at value	$2,535,150	$2,361,486	$21,367,487	$2,777,518
Investment in Daily Assets Fund*	12,827	5,054	535,683	168,631
Cash	999	189,171	4,571	2,438
Foreign currency at value	—	11,369	—	—
Deposit with broker for futures contracts	—	5,220	—	—
Unrealized appreciation on future contracts	—	3,648	—	—
Receivables:
Investment securities sold	1,110	—	—	—
Dividends	6,145	5,025	37,159	2,671
Securities lending income	9	8	667	331
Foreign tax reclaim	80	38	35	—

Total Assets	$2,556,320	$2,581,019	$21,945,602	$2,951,589

Liabilities
Due to foreign custodian	$1,456	$—	$—	$—
Payable upon return of securities loaned	12,827	5,054	535,683	168,631
Payables:
Investment securities purchased	46	1,822	—	—
Investment advisory fees	760	1,115	4,486	701

Total Liabilities	15,089	7,991	540,169	169,332

Net Assets, at value	$2,541,231	$2,573,028	$21,405,433	$2,782,257

Net Assets Consist of
Paid-in capital	$2,504,427	$2,504,608	$20,705,187	$2,501,299
Undistributed net investment income	44,061	26,664	74,790	8,813
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(88,658)	14,120	(183,600)	539
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	81,401	27,636	809,056	271,606

Net Assets, at value	$2,541,231	$2,573,028	$21,405,433	$2,782,257

Number of Common Shares outstanding	100,001	100,001	800,001	100,001

Net Asset Value	$25.41	$25.73	$26.76	$27.82

Investments in non-affiliated securities at cost	$2,453,559	$2,337,501	$20,558,431	$2,505,912

Value of securities loaned	$12,119	$4,637	$520,491	$163,121

Investment in Daily Assets Fund at cost*	$12,827	$5,054	$535,683	$168,631

Foreign currency at cost	$—	$11,358	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations

For the Period Ended August 31, 2016

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF(1)	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF(2)	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF(1)	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF(3)
Investment Income
Unaffiliated dividend income*	$58,785	$42,712	$126,608	$9,464
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	419	67	1,609	603

Total Investment Income	59,204	42,779	128,217	10,067

Expenses
Investment advisory fees	6,620	4,605	14,167	1,447
Other expenses	189	—	266	—

Total Expenses	6,809	4,605	14,433	1,447

Net Investment income (loss)	52,395	38,174	113,784	8,620

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(58,380)	154	(183,600)	732
Futures contracts	—	15,910	—	—
Foreign currency transactions	(529)	(7,802)	—	—

Net realized gain (loss)	(58,909)	8,262	(183,600)	732
Net change in unrealized appreciation (depreciation) on:
Investments	81,591	23,985	809,056	271,606
Futures contracts	—	3,648	—	—
Foreign currency translations	(190)	3	—	—

Net change in unrealized appreciation (depreciation)	81,401	27,636	809,056	271,606

Net realized and unrealized gain (loss) on investments, futures and foreign currency transcations	22,492	35,898	625,456	272,338

Net increase (decrease) in Net Assets Resulting from Operations	$74,887	$74,072	$739,240	$280,958

* Unaffiliated foreign tax withheld	$7,614	$6,285	$123	$7

(1)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(2)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(3)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
	For the Period November 24, 2015(1) to August 31, 2016	For the Period April 19, 2016(1) to August 31, 2016	For the Period November 24, 2015(1) to August 31, 2016	For the Period June 28, 2016(1) to August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,395	$38,174	$113,784	$8,620
Net realized gain (loss)	(58,909)	8,262	(183,600)	732
Net change in net unrealized appreciation (depreciation)	81,401	27,636	809,056	271,606

Net increase (decrease) in net assets resulting from operations	74,887	74,072	739,240	280,958

Distributions to Shareholders from
Net investment income	(38,272)	(5,652)	(39,260)	—

Total distributions	(38,272)	(5,652)	(39,260)	—

Fund Shares Transactions
Proceeds from shares sold	2,504,591	2,504,583	20,705,428	2,501,274

Net increase (decrease) in net assets from fund share transactions	2,504,591	2,504,583	20,705,428	2,501,274

Total net increase (decrease) in Net Assets	2,541,206	2,573,003	21,405,408	2,782,232

Net Assets
Beginning of period	25	25	25	25

End of period	$2,541,231	$2,573,028	$21,405,433	$2,782,257

Undistributed net investment income	$44,061	$26,664	$74,790	$8,813

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1	1
Shares sold	100,000	100,000	800,000	100,000

Shares outstanding, end of period	100,001	100,001	800,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	Period Ended 8/31/2016 (a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.52
Net realized and unrealized gain (loss)	0.27

Total from investment operations	0.79

Less distributions from:
Net investment income	(0.38)

Total distributions	(0.38)

Net asset value, end of period	$25.41

Total Return (%)	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses (%)	0.36	*
Ratio of net investment income (loss) (%)	2.77	*
Portfolio turnover rate (%) (d)	35	**

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	Period Ended 8/31/2016 (b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.38
Net realized and unrealized gain (loss)	0.41

Total from investment operations	0.79

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$25.73

Total Return (%)	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses (%)	0.50	*
Ratio of net investment income (loss) (%)	4.14	*
Portfolio turnover rate (%) (d)	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	Period Ended 8/31/2016 (a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.40
Net realized and unrealized gain (loss)	1.60

Total from investment operations	2.00

Less distributions from:
Net investment income	(0.24)

Total distributions	(0.24)

Net asset value, end of period	$26.76

Total Return (%)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	2.01	*
Portfolio turnover rate (%) (d)	64	**

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	Period Ended 8/31/2016 (b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.09
Net realized and unrealized gain (loss)	2.73

Total from investment operations	2.82

Net asset value, end of period	$27.82

Total Return (%)	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses (%)	0.30	*
Ratio of net investment income (loss) (%)	1.79	*
Portfolio turnover rate (%) (d)	2	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2016, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on:

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF(1)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF(1)
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

(1)	On March 16, 2016, Deutsche X-trackers FTSE Developed ex US Enhanced Beta ETF and Deutsche X-trackers Russell 1000 Enhanced Beta ETF were redesignated as Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF, respectively, pursuant to a unanimous written consent executed by the Board of Trustees of DBX ETF Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000

DBX ETF Trust

Notes to Financial Statements (Continued)

Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of

DBX ETF Trust

Notes to Financial Statements (Continued)

the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended August 31, 2016, the Funds did not incur any interest or penalties.

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net Investment Income	Undistributed Long-term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$44,061	$—	$(58,889)	$51,632	$36,804
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	44,197	—	—	24,223	68,420
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	82,590	—	(74,895)	692,551	700,246
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	9,476	180	—	271,302	280,958

The tax character of dividends and distributions declared for the period ended August 31, 2016 were as follows:

Year Ended August 31, 2016
Ordinary Income*
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$38,272
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	5,652
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	39,260

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the period ended August 31, 2016, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$58,889
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	74,895

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss) and passive foreign investment companies (“PFICs”). For the period ended August 31, 2016, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-In Capital
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$29,938	$(29,749)	$(189)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	(5,858)	5,858	—
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	266	—	(266)
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	193	(193)	—

DBX ETF Trust

Notes to Financial Statements (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of August 31, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the funds continued to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund. During the period ended August 31, 2016, the Funds invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of August 31, 2016) on the cash collateral invested in Daily Assets Fund. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2016, each Fund had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended August 31, 2016, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF utilized futures in

DBX ETF Trust

Notes to Financial Statements (Continued)

order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2016 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Equity contracts	Unrealized appreciation on future contracts	$3,648	Unrealized depreciation on future contracts	$—

Total		$3,648	Total	$—

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) on:
Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$15,910

Net Change in Unrealized Appreciation (Depreciation) on:
Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$3,648

For the period ended August 31, 2016 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$201,353

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for

DBX ETF Trust

Notes to Financial Statements (Continued)

arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	0.50%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	0.25%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	0.30%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended August 31, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (1)	$3,371,556	$855,638
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (2)	2,369,911	32,646
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (1)	11,066,562	4,638,648
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (3)	2,545,333	39,918

For the period ended August 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (1)	$14,319,246	$—

(1)	For the period November 24, 2015 (commencement of operations) to August 31, 2016.
(2)	For the period April 19, 2016 (commencement of operations) to August 31, 2016.
(3)	For the period June 28, 2016 (commencement of operations) to August 31, 2016.

5. Fund Share Transactions

As of August 31, 2016, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors

DBX ETF Trust

Notes to Financial Statements (Continued)

purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2016, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	89%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	90%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	90%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $130 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at August 31, 2016.

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF, Deutsche X-trackers Russell 1000 Comprehensive Factor ETF and Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of August 31, 2016, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF, Deutsche X-trackers Russell 1000 Comprehensive Factor ETF and Deutsche X-trackers Russell 2000 Comprehensive Factor ETF at August 31, 2016, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

October 25, 2016

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum; College of William and Mary, Graduate School of Business.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-present); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37	Celldex Therapeutics, Inc.

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustee
Alex Depetris (1980) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board, President and Chief Executive Officer	Since 2010	Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG (2008-present); Director, Chairman of the Board of db-X Exchange Traded Funds Inc. (2010 to 2015); Manager and Chief Operating Officer of the Adviser (2012-present); Associate, Arnold & Porter (2006-2008).	37	None.
Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael Gilligan (1966) 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management, (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

At a meeting held on November 4, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (the “Fund”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of K&L Gates LLP (“Independent Trustees’ Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays for the compensation of officers of the Trust who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also, noted that in addition to managing the Fund’s portfolios directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board evaluated these factors in consultation with Independent Trustees’ Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian. The Board further considered the compliance program of the Advisor which supports the Fund’s compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Advisor had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts

(Unaudited) (Continued)

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs. The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Advisor, and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that since the Fund was new, it was difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund, and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that since the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

After discussions at meetings of the Board of Trustees (“Board” or “Trustees”) held on February 25, 2016 and February 28, 2016, at the February 28 meeting the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; and (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board considered that the Advisor provides, at its own expense, office facilities and equipment

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts

(Unaudited) (Continued)

for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays for the compensation of officers of the Trust who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also noted that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian. The Board further considered the compliance program of the Advisor which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Advisor had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs. The Board also noted that each Fund’s portfolio is managed on a day-to-day basis by the Advisor, and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds, and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board noted that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. The Board also noted that while the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Advisor’s profitability with respect to each Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

At a meeting held on May 18, 2016, the Board of Trustees (“Board” or “Trustees””), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts

(Unaudited) (Continued)

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on its evaluation of the following multiple factors in consultation with Independent Trustees’ Counsel:

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays for the compensation of officers of the Trust who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also noted that in addition to managing the Fund’s portfolios directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Advisor had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs. The Board also noted that Fund’s portfolio would be managed on a day-to-day basis by the Advisor, and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts

(Unaudited) (Continued)

regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable, and it was unanimously approved.

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2016.

	Qualified Dividend Income*	Dividends Received Deduction*
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	68%	—%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	57%	—%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	88%	83%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$66,398	$6,527
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	49,722	6,268

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. See the prospectus for details.

Shares of the Fund are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Fund is managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2016 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-047731-1 (10/16) DBX 002226 (10/17)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $92,000 for 2016 and $0 for 2015.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $166,985 for 2016 and $0 for 2015.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $72,043 for 2016 and $3,642,017 for 2015.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Other

1.) In various communications, EY advised the Funds’ Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s and PCOAB’s auditor independence rules.

•	EY advised the Funds’ Audit Committee of financial relationships held by covered persons within EY and its affiliates that were in violation of the Rule 2-01(c)(1) of Regulation S-X. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Funds, (ii) involved professionals who were part of the audit engagement team for the Funds or in a position to influence the audit engagement team, or (iii) were for services directly for the Funds.

•

EY advised the Funds’ Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Funds. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. In assessing this matter, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Funds immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Funds or in a position to influence the audit engagement team.

•

EY advised the Funds’ Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Funds was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. In assessing this matter, EY noted a number of factors, including that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Funds or in a position to influence the audit engagement team.

•

EY advised the Funds’ Audit Committee that personal tax services were provided to an individual after being promoted into a financial reporting oversight role (“FROR”). EY informed the Audit Committee that providing tax services for a employee in an FROR was inconsistent with PCAOB Rule 3523. EY’s internal independence procedures timely identified that the employee had recently been promoted into an FROR and notification to cease all tax services for this person occurred prior to the PCAOB transition period. However, subsequent to the communication to cease providing tax services, services related to the preparation and e-filing of a single informational foreign bank account reporting form were performed. The estimated amount of time for EY US to prepare the form was approximately four hours. No further services were performed and the expatriate employee has transitioned to another tax service provider.

•

EY advised the Funds’ Audit Committee of a pre-approval breach related to permissible audit services provided by an EYG member firm in China (“EY China”) for two funds. Fees associated with these audit services have been between CNY 52,000 and CNY

55,000 per year (approximately $7,900- $8,400).Audit committee pre-approval is required for all audit and non-audit services in accordance with Rule 2-01(c)(7) of Regulation S-X. Approval of the permissible audit services was subsequently obtained from the Audit Committee Chair on March 25, 2016.

EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Funds and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted that, in addition to the above noted factors, the independence breaches did not (i) create a mutual or conflicting interest with the Funds, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Funds, or (iv) place EY in a position of being an advocate of the Funds.

In its required communications to the Audit Committee on July 26, 2016, EY stated its belief that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements.

Further, in its annual letter to the Audit Committee pursuant to Rule 3526 of the Public Company Accounting Oversight Board dated July 26, 2016, EY stated that, relating to EY’s audit of the financial statements of the Funds as of the period ended August 31, 2016, EY can continue to act as the Independent Registered Public Accounting Firm.

Management and the Audit Committee considered these matters and, based solely upon EY’s description of the facts and representations made by EY, believe that: (1) these matters did not impact EY’s application of objective and impartial judgment with respect to all issues encompassed within EY’s audit engagements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

2.) In various communications beginning on June 30, 2016, EY also informed the Audit Committee that EY had identified independence breaches where EY and covered persons maintain lending relationships with owners of greater than 10% of the shares of certain Funds. EY informed the Audit Committee that these lending relationships are inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all other series of the registered investment company advised by DBX Advisors LLC (the “Adviser”), the Funds’ investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche/DBX Funds Complex”). EY’s lending relationships are applicable to EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche/DBX Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lenders are not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche/DBX Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser. In addition, the individuals at EY who arranged EY’s lending relationships have no oversight of, or ability to influence, the individuals at EY who conducted the audits of the Funds’ financial statements. The Audit Committee has not reached a different conclusion with regard to EY’s objectivity and impartiality.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Funds. EY confirmed to the Audit Committee that it meets all the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           DBX ETF Trust

By (Signature and Title)* /s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date    11/02/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date    11/02/2016

By (Signature and Title)* /s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date    11/02/2016

*  Print the name and title of each signing officer under his or her signature.